UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut Fourth Floor Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end 10/31/04

Date of reporting period: 4/30/05

ITEM 1.	REPORTS TO SHAREHOLDERS

The following is a copy of the Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

The Commerce Funds

Semi-Annual Report
April 30, 2005

commerce funds

For Your Life’s Direction

At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 11 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.

COMMERCE FUNDS

Please note:

The information in this semi-annual report is as of April 30, 2005 and is unaudited. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE CORE EQUITY FUND

Core Equity Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2005, the Institutional Shares of the Fund had a total return of 2.85%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 2.73% for the same period based on NAV. This compares to the Lipper Large Cap Core Funds Index(2) six-month return of 2.30% and the S&P 500 Index(3) six-month return of 3.28%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 99.4%
Commercial Services – 1.1%
31,835	Omnicom Group, Inc.	$ 2,639,121

Communications – 1.6%
106,620	Verizon Communications, Inc.	3,816,996

Consumer Durables – 5.3%
64,135	Fortune Brands, Inc.	5,424,538
81,620	Harley-Davidson, Inc.	3,837,773
133,050	Leggett & Platt, Inc.	3,587,028

		12,849,339

Consumer Non-Durables – 3.8%
78,295	Avon Products, Inc.	3,138,064
112,230	The Procter & Gamble Co.	6,077,254

		9,215,318

Consumer Services – 5.8%
63,310	Carnival Corp.	3,094,593
89,270	eBay, Inc.*	2,832,537
160,390	McDonald’s Corp.	4,701,031
150,766	News Corp.	2,303,704
31,035	Viacom, Inc., Class B	1,074,432

		14,006,297

Distribution Services – 1.6%
109,405	SYSCO Corp.	3,785,413

Electronic Technology – 7.3%
228,740	Cisco Systems, Inc.*	3,952,627
120,500	Dell, Inc.*	4,197,015
200,450	EMC Corp.*	2,629,904
81,390	QUALCOMM, Inc.	2,839,697
75,275	Tektronix, Inc.	1,630,457
92,345	Texas Instruments, Inc.	2,304,931

		17,554,631

Shares	Description	Value
Common Stocks – (continued)
Energy Minerals – 7.5%
57,430	ConocoPhillips	$ 6,021,535
27,500	EOG Resources, Inc.	1,307,625
186,900	Exxon Mobil Corp.	10,658,907

		17,988,067

Finance – 22.5%
61,735	AFLAC, Inc.	2,509,528
51,395	American International Group, Inc.	2,613,436
68,270	Bank of America Corp.	3,074,881
54,175	Capital One Financial Corp.	3,840,466
101,225	CIT Group, Inc.	4,077,343
135,240	Citigroup, Inc.	6,350,870
64,545	Freddie Mac	3,970,808
63,650	J.P. Morgan Chase & Co.	2,258,938
28,532	Legg Mason, Inc.	2,021,778
47,440	Lehman Brothers Holdings, Inc.	4,351,197
70,245	Lincoln National Corp.	3,158,918
64,700	Merrill Lynch & Co., Inc.	3,489,271
130,155	Principal Financial Group, Inc.	5,086,457
79,885	Wachovia Corp.	4,088,514
50,540	Wells Fargo & Co.	3,029,368

		53,921,773

Health Services – 5.5%
107,010	Aetna, Inc.	7,851,324
27,965	Quest Diagnostics, Inc.	2,958,697
25,450	UnitedHealth Group, Inc.	2,405,279

		13,215,300

Health Technology – 8.2%
66,200	Abbott Laboratories	3,254,392
41,955	Amgen, Inc.*	2,442,201
65,190	Johnson & Johnson	4,473,990
54,595	Medtronic, Inc.	2,877,156
130,405	Pfizer, Inc.	3,543,104
35,555	Stryker Corp.	1,726,195
16,210	Zimmer Holdings, Inc.*	1,319,818

		19,636,856

(1)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(2)	The Lipper Large Cap Core Funds Index is an unmanaged index consisting of funds that, by portfolio practice, invest at least 75% of their equity assets in companies that have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. The Index figures do not reflect any fees, expenses or taxes.
(3)	The S&P 500 Index is an unmanaged index that emphasizes large capitalization companies. The Index figures do not reflect any fees, expenses or taxes.

2	The accompanying notes are an integral part of these financial statements.

COMMERCE CORE EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)
Industrial Services – 0.8%
43,250	Baker Hughes, Inc.	$1,908,190

Producer Manufacturing – 11.7%
64,245	3M Co.	4,912,815
42,465	Caterpillar, Inc.	3,739,043
110,050	Danaher Corp.	5,571,832
262,445	General Electric Co.	9,500,509
58,040	Ingersoll-Rand Co.	4,461,535

		28,185,734

Retail Trade – 6.1%
52,700	Best Buy Co., Inc.	2,652,918
75,525	CVS Corp.	3,895,580
34,140	The Neiman Marcus Group, Inc.	3,356,645
98,395	Wal-Mart Stores, Inc.	4,638,340

		14,543,483

Technology Services – 5.5%
23,160	International Business Machines Corp.	1,768,961
339,460	Microsoft Corp.	8,588,338
153,400	Symantec Corp.*	2,880,852

		13,238,151

Transportation – 1.3%
36,850	FedEx Corp.	3,130,407

Utilities – 3.8%
36,635	Entergy Corp.	2,685,346
128,095	Exelon Corp.	6,340,702

		9,026,048

TOTAL COMMON STOCKS
(Cost $201,053,398)		$238,661,124

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.5%
State Street Bank & Trust Co.
$1,255,000	2.55%	05/02/2005	$1,255,000
Maturity Value: $1,255,267
(Cost $1,255,000)

TOTAL INVESTMENTS – 99.9%
(Cost $202,308,398)			$239,916,124
Other assets in excess of liabilities – 0.1%			240,742

Net Assets – 100.0%			$240,156,866

*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 29, 2005. This agreement was fully collateralized by $970,000 U.S. Treasury Bond, 7.50% due 11/15/2016 with a market value of $1,280,519.

PORTFOLIO COMPOSITION AS OF 04/30/05

Industry Allocation

Finance	22.5%
Producer Manufacturing	11.7
Health Technology	8.2
Energy Minerals	7.5
Electronic Technology	7.3
Retail Trade	6.1
Consumer Services	5.8
Technology Services	5.5
Health Services	5.5
Consumer Durables	5.4
Consumer Non-Durables	3.8
Utilities	3.8
Communications	1.6
Distribution Services	1.6
Transportation	1.3
Commercial Services	1.1
Industrial Services	0.8
Short-Term Obligation	0.5

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	3

COMMERCE GROWTH FUND

Growth Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2005, the Institutional Shares of the Fund had a total return of 1.89%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 1.76% for the same period based on NAV. This compares to the Lipper Large Cap-Growth Funds Index(2) six-month return of 1.45% and the Russell 1000 Growth Index(3) six-month return of 1.14%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%
Commercial Services – 3.5%
35,300	Moody’s Corp.	$ 2,899,542
28,300	The McGraw-Hill Cos., Inc.	2,464,364

		5,363,906

Communications – 2.0%
137,200	Sprint Corp.	3,054,072

Consumer Durables – 3.3%
45,900	Lennar Corp.	2,362,473
32,500	The Black & Decker Corp.	2,717,975

		5,080,448

Consumer Non-Durables – 8.1%
39,800	Avon Products, Inc.	1,595,184
42,200	Nike, Inc.	3,241,382
41,800	PepsiCo, Inc.	2,325,752
99,500	The Procter & Gamble Co.	5,387,925

		12,550,243

Consumer Services – 5.1%
39,700	eBay, Inc.*	1,259,681
47,800	Harrah’s Entertainment, Inc.	3,136,636
33,800	Starwood Hotels & Resorts Worldwide, Inc.	1,836,692
36,900	Yum! Brands, Inc.	1,732,824

		7,965,833

Distribution Services – 2.3%
24,900	CDW Corp.	1,361,781
39,600	W.W. Grainger, Inc.	2,189,484

		3,551,265

Electronic Technology – 13.6%
66,000	Cisco Systems, Inc.*	1,140,480
128,000	Dell, Inc.*	4,458,240
72,800	Intel Corp.	1,712,256
61,800	Jabil Circuit, Inc.*	1,705,680
44,100	L-3 Communications Holdings, Inc.	3,129,777
78,900	Motorola, Inc.	1,210,326

Shares	Description	Value
Common Stocks – (continued)
Electronic Technology – (continued)
42,700	QUALCOMM, Inc.	$ 1,489,803
26,400	Rockwell Collins, Inc.	1,211,232
51,600	Texas Instruments, Inc.	1,287,936
62,500	The Boeing Co.	3,720,000

		21,065,730

Finance – 8.2%
72,500	American Express Co.	3,820,750
31,300	Franklin Resources, Inc.	2,149,684
28,600	Morgan Stanley & Co., Inc.	1,504,932
84,300	U.S. Bancorp	2,351,970
47,100	Wells Fargo & Co.	2,823,174

		12,650,510

Health Services – 6.4%
19,400	Quest Diagnostics, Inc.	2,052,520
55,000	UnitedHealth Group, Inc.	5,198,050
21,200	WellPoint, Inc.*	2,708,300

		9,958,870

Health Technology – 13.1%
32,700	Abbott Laboratories	1,607,532
46,200	Becton, Dickinson & Co.	2,703,624
75,400	Johnson & Johnson	5,174,702
26,100	Medtronic, Inc.	1,375,470
243,500	Pfizer, Inc.	6,615,895
57,000	Stryker Corp.	2,767,350

		20,244,573

Industrial Services – 3.0%
71,100	Baker Hughes, Inc.	3,136,932
32,800	Diamond Offshore Drilling, Inc.	1,446,808

		4,583,740

Miscellaneous – 3.7%
37,400	Biotech HOLDRs Trust*	5,780,170

(1)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(2)	The Lipper Large-Cap Growth Funds Index is an unmanaged index consisting of funds that, by portfolio practice, invest at least 75% of their equity assets in companies that have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. The Index figures do not reflect any fees, expenses or taxes.
(3)	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any fees, expenses or taxes.

4	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Non-Energy Minerals – 1.4%
43,600	Nucor Corp.	$ 2,227,960

Process Industries – 1.5%
52,600	The Dow Chemical Co.	2,415,918

Producer Manufacturing – 6.6%
41,700	3M Co.	3,188,799
65,100	Danaher Corp.	3,296,013
103,100	General Electric Co.	3,732,220

		10,217,032

Retail Trade – 6.9%
24,300	Lowe’s Companies, Inc.	1,266,273
33,800	Nordstrom, Inc.	1,718,054
82,300	The Home Depot, Inc.	2,910,951
94,400	The TJX Cos., Inc.	2,138,160
55,100	Wal-Mart Stores, Inc.	2,597,414

		10,630,852

Technology Services – 9.5%
52,300	Adobe Systems, Inc.	3,110,281
45,200	International Business Machines Corp.	3,452,376
320,300	Microsoft Corp.	8,103,590

		14,666,247

Transportation – 1.1%
20,100	FedEx Corp.	1,707,495

TOTAL COMMON STOCKS
(Cost $141,610,369)		$153,714,864

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.9%
State Street Bank & Trust Co.
$1,350,000	2.55%	05/02/2005	$ 1,350,000
Maturity Value: $1,350,287
(Cost $1,350,000)

TOTAL INVESTMENTS – 100.2%
(Cost $142,960,369)			155,064,864
Liabilities in excess of other assets – (0.2)%			(304,036)

Net Assets – 100.0%			$154,760,828

*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 29, 2005. This agreement was fully collateralized by $1,045,000 U.S. Treasury Bond, 7.50% due 11/15/2016 with a market value of $1,379,529.

Investment Abbreviations:
HOLDRs	—HoldingCompany Depositary Receipts

PORTFOLIO COMPOSITION AS OF 04/30/05

Industry Allocation

Electronic Technology	13.5%
Health Technology	13.0
Technology Services	9.4
Finance	8.2
Consumer Non-Durables	8.1
Retail Trade	6.9
Producer Manufacturing	6.6
Health Services	6.4
Consumer Services	5.1
Miscellaneous	3.7
Commercial Services	3.5
Consumer Durables	3.3
Industrial Services	3.0
Distribution Services	2.3
Communications	2.0
Process Industries	1.6
Non-Energy Minerals	1.4
Transportation	1.1
Short-Term Obligation	0.9

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Value Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2005, the Institutional Shares of the Fund had a total return of 5.51%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 5.37% for the same period based on NAV. This compares to the Lipper Large Cap Value Funds Index(2) six-month return of 4.65% and the Russell 1000 Value Index(3) six-month return of 6.72%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 95.6%
Communications – 6.1%
44,150	AT&T Corp.	$ 844,589
43,200	BellSouth Corp.	1,144,368
14,400	CenturyTel, Inc.	441,936
34,000	SBC Communications, Inc.	809,200
61,250	Sprint Corp.	1,363,425
63,100	Verizon Communications, Inc.	2,258,980

		6,862,498

Consumer Durables – 3.7%
5,900	Centex Corp.	340,548
12,800	D.R. Horton, Inc.	390,400
53,000	Ford Motor Co.	482,830
9,600	Fortune Brands, Inc.	811,968
23,200	General Motors Corp.	618,976
4,250	Hovnanian Enterprises, Inc.*	215,773
4,600	KB HOME	262,200
5,900	Lennar Corp.	303,673
4,200	The Black & Decker Corp.	351,246
6,400	The Ryland Group, Inc.	392,960

		4,170,574

Consumer Non-Durables – 3.2%
8,400	Hormel Foods Corp.	261,576
11,100	Kellogg Co.	498,945
12,200	Smithfield Foods, Inc.*	369,172
8,600	The Gillette Co.	444,104
4,750	The Hershey Co.	303,525
22,800	The Procter & Gamble Co.	1,234,620
7,300	V. F. Corp.	413,107

		3,525,049

Consumer Services – 4.6%
34,800	Hilton Hotels Corp.	759,684
14,000	Marriott International, Inc.	878,500
15,900	McDonald’s Corp.	466,029
6,000	MGM MIRAGE*	418,860
11,300	Starwood Hotels & Resorts Worldwide, Inc.	614,042

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
93,400	The ServiceMaster Co.	$ 1,198,322
23,300	Viacom, Inc., Class B	806,646

		5,142,083

Distribution Services – 1.1%
13,650	Hughes Supply, Inc.	356,265
15,000	W.W. Grainger, Inc.	829,350

		1,185,615

Electronic Technology – 6.0%
9,000	Apple Computer, Inc.*	324,540
14,000	Comverse Technology, Inc.*	319,060
22,000	EMC Corp.*	288,640
7,200	General Dynamics Corp.	756,360
9,200	Harris Corp.	259,440
66,800	Hewlett-Packard Co.	1,367,396
3,300	L-3 Communications Holdings, Inc.	234,201
12,400	Lockheed Martin Corp.	755,780
16,200	Northrop Grumman Corp.	888,408
11,400	Storage Technology Corp.*	316,920
32,400	Tellabs, Inc.*	251,424
11,300	The Boeing Co.	672,576
18,600	Xerox Corp.*	246,450

		6,681,195

Energy Minerals – 10.4%
3,900	Burlington Resources, Inc.	189,579
57,400	ChevronTexaco Corp.	2,984,800
13,200	ConocoPhillips	1,384,020
124,000	Exxon Mobil Corp.	7,071,720

		11,630,119

Finance – 31.3%
18,300	American International Group, Inc.	930,555
56,774	Bank of America Corp.	2,557,101
3,850	The Bear Stearns Cos., Inc.	364,441
21,300	CIT Group, Inc.	857,964
114,366	Citigroup, Inc.	5,370,627

(1)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(2)	The Lipper Large Cap Value Funds Index is an unmanaged index consisting of funds that, by portfolio practice, invest at least 75% of their equity assets in companies that have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index. The Index figures do not reflect any fees, expenses or taxes.
(3)	The Russell 1000 Value Index measures the performance of those 1,000 Russell companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any fees, expenses or taxes.

6	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
8,700	Comerica, Inc.	$ 498,162
12,900	First Horizon National Corp.	535,737
8,800	Franklin Resources, Inc.	604,384
4,600	Golden West Financial Corp.	286,718
62,500	J.P. Morgan Chase & Co.	2,218,125
5,700	Jefferson-Pilot Corp.	286,197
7,700	Lehman Brothers Holdings, Inc.	706,244
62,500	Lincoln National Corp.	2,810,625
11,600	Marshall & Ilsley Corp.	494,624
33,500	MBNA Corp.	661,625
46,400	Merrill Lynch & Co., Inc.	2,502,352
29,600	MetLife, Inc.	1,151,440
54,500	Morgan Stanley & Co., Inc.	2,867,790
11,150	Nationwide Financial Services, Inc.	395,045
1,045	PHH Corp.*	23,356
8,600	Prudential Financial, Inc.	491,490
9,100	Ryder System, Inc.	336,063
34,400	Sovereign Bancorp, Inc.	707,608
16,800	The Allstate Corp.	943,488
12,600	The Hartford Financial Services Group, Inc.	911,862
10,000	Thornburg Mortgage, Inc.	299,600
16,500	Trustmark Corp.	454,080
63,045	U.S. Bancorp	1,758,955
10,850	Wachovia Corp.	555,303
40,700	Wells Fargo & Co.	2,439,558

		35,021,119

Health Services – 1.6%
8,000	Aetna, Inc.	586,960
4,000	CIGNA Corp.	367,920
6,800	WellPoint, Inc.*	868,700

		1,823,580

Health Technology – 1.1%
12,900	Bristol-Myers Squibb Co.	335,400
18,400	Merck & Co., Inc.	623,760
13,800	PerkinElmer, Inc.	255,300

		1,214,460

Industrial Services – 2.0%
37,900	Allied Waste Industries, Inc.*	302,821
8,500	Cooper Cameron Corp.*	466,990
7,400	Diamond Offshore Drilling, Inc.	326,414
4,900	Kinder Morgan, Inc.	374,654
33,900	Pride International, Inc.*	755,970

		2,226,849

Non-Energy Minerals – 0.4%
4,150	Nucor Corp.	212,065
12,600	Worthington Industries, Inc.	204,876

		416,941

Process Industries – 2.6%
7,200	Air Products & Chemicals, Inc.	422,856
7,000	Ball Corp.	276,500
13,600	E. I. du Pont de Nemours and Co.	640,696

Shares	Description	Value
Common Stocks – (continued)
Process Industries – (continued)
5,300	Monsanto Co.	$ 310,686
3,700	Praxair, Inc.	173,271
24,550	The Dow Chemical Co.	1,127,582

		2,951,591

Producer Manufacturing – 10.4%
6,100	AMETEK, Inc.	231,007
1,800	Caterpillar, Inc.	158,490
7,400	Deere & Co.	462,796
5,500	Dover Corp.	199,980
7,400	Eaton Corp.	434,010
164,000	General Electric Co.	5,936,800
30,900	Honeywell International, Inc.	1,104,984
9,400	Illinois Tool Works, Inc.	787,908
37,250	Masco Corp.	1,173,002
14,650	PACCAR, Inc.	994,735
2,450	Parker Hannifin Corp.	146,853

		11,630,565

Retail Trade – 1.6%
9,300	AnnTaylor Stores Corp.*	227,757
9,200	AutoNation, Inc.*	168,084
13,100	Claire’s Stores, Inc.	285,842
7,400	CVS Corp.	381,692
18,800	Limited Brands, Inc.	407,772
6,100	Nordstrom, Inc.	310,063

		1,781,210

Technology Services – 2.2%
69,300	BMC Software, Inc.*	1,122,660
12,750	Electronic Data Systems Corp.	246,713
6,600	International Business Machines Corp.	504,108
13,000	Microsoft Corp.	328,900
22,600	Oracle Corp.*	261,256

		2,463,637

Utilities – 7.3%
6,900	Constellation Energy Group	362,664
24,800	Dominion Resources, Inc.	1,869,920
20,000	Entergy Corp.	1,466,000
30,100	Exelon Corp.	1,489,950
21,200	FirstEnergy Corp.	922,624
9,300	PG&E Corp.	322,896
9,200	Sempra Energy	371,496
31,500	The Southern Co.	1,037,925
3,700	TXU Corp.	317,423

		8,160,898

TOTAL COMMON STOCKS
(Cost $94,680,083)		$106,887,983

Exchange Traded Fund – 3.7%
65,000	iShares Russell 1000 Value Index Fund	$ 4,203,550
(Cost $4,339,821)

The accompanying notes are an integral part of these financial statements.	7

COMMERCE VALUE FUND

Statement of Investments (continued)

April 30, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 0.8%
State Street Bank & Trust Co.
$906,000	2.55%	05/02/2005	$ 906,000
Maturity Value: $906,193
(Cost $906,000)

TOTAL INVESTMENTS – 100.1%
(Cost $99,925,904)			$111,997,533
Liabilities in excess of other assets – (0.1)%			(158,676)

Net Assets – 100.0%			$111,838,857

*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 29, 2005. This agreement was fully collateralized by $705,000 U.S. Treasury Bond, 7.50% due 11/15/2016 with a market value of $930,687.

PORTFOLIO COMPOSITION AS OF 04/30/05

Industry Allocation

Finance	31.2%
Producer Manufacturing	10.4
Energy Minerals	10.4
Utilities	7.3
Communications	6.1
Electronic Technology	6.0
Consumer Services	4.6
Exchange Traded Mutual Fund	3.8
Consumer Durables	3.7
Consumer Non-Durables	3.1
Process Industries	2.6
Technology Services	2.2
Industrial Services	2.0
Health Services	1.6
Retail Trade	1.6
Health Technology	1.1
Distribution Services	1.1
Short-Term Obligation	0.8
Non-Energy Minerals	0.4

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

The Fund is actively managed and, as such its composition may differ over time.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

MidCap Growth Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2005, the Institutional Shares of the Fund had a total return of 2.35%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 2.19% for the same period based on NAV. This compares to the Lipper MidCap Growth Funds Index(2) six-month return of 1.06% and the Russell MidCap Growth Index(3) six-month return of 4.07%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 97.0%
Commercial Services – 6.4%
27,640	Equifax, Inc.	$ 930,086
33,685	Harte-Hanks, Inc.	960,023
19,234	Moody’s Corp.	1,579,881
27,920	Robert Half International Inc.	692,974
32,647	The Interpublic Group of Cos., Inc.*	419,840

		4,582,804

Communications – 1.0%
8,945	Telephone & Data Systems, Inc.	690,465

Consumer Durables – 5.7%
12,900	Centex Corp.	744,588
14,265	Fortune Brands, Inc.	1,206,534
8,835	Lennar Corp.	454,738
20,445	The Black & Decker Corp.	1,709,815

		4,115,675

Consumer Non-Durables – 2.7%
12,080	Church & Dwight Co., Inc.	435,122
55,230	Coach, Inc.*	1,480,164

		1,915,286

Consumer Services – 9.1%
27,760	GTECH Holdings Corp.	679,287
15,306	Harrah’s Entertainment, Inc.	1,004,380
18,865	Marriott International, Inc.	1,183,779
10,785	Starwood Hotels & Resorts Worldwide, Inc.	586,057
135,965	The ServiceMaster Co.	1,744,431
27,940	Yum! Brands, Inc.	1,312,062

		6,509,996

Distribution Services – 1.6%
20,700	W.W. Grainger, Inc.	1,144,503

Electronic Technology – 20.1%
9,615	Alliant Techsystems, Inc.*	665,166
39,210	Apple Computer, Inc.*	1,413,913

Shares	Description	Value
Common Stocks – (continued)
Electronic Technology – (continued)
26,800	Comverse Technology, Inc.*	$ 610,772
56,080	Harris Corp.	1,581,456
11,565	KLA-Tencor Corp.	451,266
26,916	L-3 Communications Holdings, Inc.	1,910,229
8,045	Lexmark International, Inc.*	558,725
27,410	Linear Technology Corp.	979,633
53,705	MEMC Electronic Materials, Inc.*	629,960
37,535	National Semiconductor Corp.	716,168
45,270	NCR Corp.*	1,493,910
16,565	Network Appliance, Inc.*	441,126
19,300	NVIDIA Corp.*	423,442
45,890	Polycom, Inc.*	700,281
29,165	Rockwell Collins, Inc.	1,338,090
20,192	Thermo Electron Corp.*	504,396

		14,418,533

Finance – 8.0%
2,315	Chicago Merchantile Exchange Holdings Inc.	452,629
60,295	Eaton Vance Corp.	1,412,712
24,628	Federated Investors, Inc., Class B	700,666
37,745	Providian Financial Corp.*	629,209
25,275	T. Rowe Price Group, Inc.	1,394,422
8,540	The St. Joe Co.	594,299
29,925	Waddell & Reed Financial, Inc.	520,994

		5,704,931

Health Services – 4.9%
6,310	Coventry Health Care, Inc.*	431,793
28,340	IMS Health, Inc.	679,593
24,246	Stericycle, Inc.*	1,180,053
9,592	WellPoint, Inc.*	1,225,378

		3,516,817

Health Technology – 10.7%
30,750	Biomet, Inc.	1,189,718
28,750	C. R. Bard, Inc.	2,046,138

(1)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(2)	The Lipper MidCap Growth Funds Index is an unmanaged index consisting of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalization (on a three-year weighted basis) of less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. The Index figures do not reflect any fees, expenses or taxes.
(3)	The Russell Midcap Growth Index, an unmanaged index, measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	9

COMMERCE MIDCAP GROWTH FUND

Statement of Investments (continued)

April 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Technology – (continued)
41,600	Cephalon, Inc.*	$ 1,826,240
11,400	Genzyme Corp.*	668,154
12,120	IDEXX Laboratories, Inc.*	687,689
6,768	Invitrogen Corp.*	495,891
23,529	Varian Medical Systems, Inc.*	793,868

		7,707,698

Industrial Services – 6.8%
20,310	Baker Hughes, Inc.	896,077
11,980	Diamond Offshore Drilling, Inc.	528,438
21,113	Jacobs Engineering Group, Inc.*	1,028,414
8,521	Kinder Morgan, Inc.	651,516
8,120	National-Oilwell Varco Inc.*	322,689
41,295	Pride International, Inc.*	920,878
9,034	Smith International, Inc.	525,598

		4,873,610

Process Industries – 3.1%
14,432	Ecolab, Inc.	472,071
14,515	Pactiv Corp.*	311,202
14,950	Praxair, Inc.	700,108
12,438	Sigma-Aldrich Corp.	726,752

		2,210,133

Producer Manufacturing – 5.3%
37,170	Graco Inc.	1,255,231
13,724	ITT Industries, Inc.	1,241,473
29,089	Pitney Bowes, Inc.	1,300,860

		3,797,564

Retail Trade – 5.4%
12,600	Abercrombie And Fitch Co.	679,770
15,500	American Eagle Outfitters, Inc.	406,410
17,765	Bed Bath & Beyond, Inc.*	661,036
9,585	Fastenal Co.	513,372
52,315	Limited Brands, Inc.	1,134,712
14,575	Williams-Sonoma, Inc.*	488,117

		3,883,417

Technology Services – 5.6%
21,545	Adobe Systems, Inc.	1,281,281
12,290	Autodesk, Inc.	391,191
97,530	BEA Systems, Inc.*	672,957
39,924	Citrix Systems, Inc.*	898,290
45,240	Siebel Systems, Inc.*	407,160
14,605	VeriSign, Inc.*	386,448

		4,037,327

Utilities – 0.6%
25,190	AES Corp.*	405,055

TOTAL COMMON STOCKS
(Cost $66,512,801)		$69,513,814

Shares	Description	Value
Exchange Traded Fund – 2.3%
20,285	iShares Russell Midcap Growth Index Fund	$ 1,616,917
(Cost $1,723,211)

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 1.0%
State Street Bank & Trust Co.
$746,000	2.55%	05/02/2005	$ 746,000
Maturity Value: $746,159
(Cost $746,000)

TOTAL INVESTMENTS – 100.3%
(Cost $68,982,012)			71,876,731
Liabilities in excess of other assets – (0.3)%			(194,881)

Net Assets – 100.0%			$71,681,850

*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 29,2005. This agreement was fully collateralized by $580,000 U.S Treasury Bond, 7.50%, due 11/15/2016 with a market value of $765,671.

PORTFOLIO COMPOSITION AS OF 04/30/05

Industry Allocation

Electronic Technology	20.0%
Health Technology	10.7
Consumer Services	9.1
Finance	7.9
Industrial Services	6.8
Commercial Services	6.4
Consumer Durables	5.7
Technology Services	5.6
Retail Trade	5.4
Producer Manufacturing	5.3
Health Services	4.9
Process Industries	3.1
Consumer Non-Durables	2.7
Exchange Traded Mutual Funds	2.2
Distributions Services	1.6
Short-Term Obligation	1.0
Communications	1.0
Utilities	0.6

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

The Fund is actively managed and, as such its composition may differ over time.

10	The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

International Equity Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2005, the Institutional Shares of the Fund had a total return of 8.38%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 8.21% for the same period based on NAV. This compares to the Lipper International Equity Funds Index(2) six-month return of 8.01% and the Morgan Stanley Capital International Europe, Australasia and Far East Index(3) (“MSCI EAFE”) six-month return of 8.95%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Britain Pound Sterling – 27.5%
56,853	Aviva PLC (Insurance)	$ 642,245
155,353	Barclays PLC (Commercial Banks)	1,602,128
58,730	BHP Billiton PLC (Metals & Mining)	718,919
70,005	British American Tobacco PLC (Tobacco)	1,312,177
80,810	Cadbury Schweppes PLC (Food Products)	812,526
254,732	Centrica Ordinary (Gas Utilities)	1,083,449
82,463	Diageo PLC (Beverages)	1,221,879
46,742	GlaxoSmithKline PLC (Pharmaceuticals)	1,180,483
57,281	GUS PLC (Internet & Catalog Retail)	916,317
128,122	Kingfisher PLC (Specialty Retail)	604,551
3,485	Prudential PLC (Insurance)	31,407
35,497	Reed Elsevier PLC (Media)	347,825
74,870	Royal Bank of Scotland Group PLC (Commercial Banks)	2,260,099
97,451	Smith & Nephew PLC (HealthCare Equipment & Supplies)	1,004,212
48,242	Smiths Group PLC (Industrial Conglomerates)	792,063
255,083	Tesco PLC (Food & Staples Retailing)	1,505,969
76,787	Tomkins PLC (Industrial Conglomerates)	360,656
7,402	Travis Perkins PLC (Specialty Retail)	229,947
765,086	Vodafone Group PLC (Wireless Telecommunication Services)	1,999,634
14,213	Whitbread PLC (Hotels Restaurant & Leisure)	231,213
65,076	Wolseley PLC (Trading Company & Distribution)	1,307,831
50,612	WPP Group PLC (Media)	550,087

		20,715,617

Canadian Dollar – 1.6%
9,174	Royal Bank of Canada (Commercial Banks)	546,445

Shares	Description	Value
Common Stocks – (continued)
Canadian Dollar – (continued)
22,028	Shoppers Drug Mart Corp. (Food & Staples Retailing)	$ 686,066

		1,232,511

Euro – 33.1%
France – 11.2%
38,241	AXA (Insurance)	955,160
25,347	BNP Paribas SA (Commercial Banks)	1,672,696
3,600	Essilor International SA (HealthCare Equipment & Supplies)	257,020
39,377	France Telecom SA (Diversified Telecommunication Services)	1,157,677
13,225	Lafarge SA (Construction Materials)	1,203,512
11,585	Sanofi-Aventis (Pharmaceuticals)	1,025,924
9,802	Total SA (Oil & Gas)	2,179,751

		8,451,740

Germany – 3.6%
26,120	Bayerische Motoren Werke (BMW) AG (Automobiles)	1,105,083
18,746	E.ON AG (Electric Utilities)	1,588,871

		2,693,954

Ireland – 3.0%
51,807	Allied Irish Banks PLC (Commercial Banks)	1,054,615
49,102	CRH PLC (Construction Materials)	1,223,342

		2,277,957

Italy – 3.9%
73,080	ENI SPA (Oil & Gas)	1,837,703
320,442	Telecom Italia SPA (Diversified Telecommunication Services)	1,086,461

		2,924,164

(1)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(2)	The Lipper International Equity Funds Index is an unmanaged index consisting of funds that invest their assets in securities with primary trading markets outside of the United States. The Index figures do not reflect any fees, expenses or taxes.
(3)	The Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index is an unmanaged index of securities in 21 developed markets outside of North America, in Europe, Australia and the Far East. The Index figures do not reflect any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	11

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

April 30, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Netherlands – 6.2%
51,162	ABN AMRO Holding NV (Commercial Banks)	$ 1,240,601
67,431	ING Groep NV (Diversified Financial Services)	1,858,052
37,409	Koninklijke (Royal) Philips Electronics NV (Household Durables)	928,004
48,095	Reed Elsevier NV (Media)	692,379

		4,719,036

Norway – 0.6%
27,996	Statoil ASA (Oil & Gas)	491,328

Spain – 4.6%
162,905	Banco Santander Central Hispano SA (Commercial Banks)	1,897,504
91,853	Telefonica SA (Diversified Telecommunication Services)	1,561,416

		3,458,920

Total Euro		25,017,099

Hong Kong Dollar – 3.0%
28,000	Cheung Kong Holdings Ltd. (Real Estate)	263,785
36,223	Hang Seng Bank Ltd. (Commercial Banks)	496,119
76,000	Sun Hung Kai Properties Ltd. (Real Estate)	727,830
88,000	Swire Pacific Ltd. Series ‘A’ (Real Estate)	736,303

		2,224,037

Indian Rupee – 0.3%
10,435	ICICI Bank Ltd. ADR (Commercial Banks)	188,665

Japanese Yen – 13.9%
45,000	Canon, Inc. (Office Electronics)	2,340,602
9,100	Fanuc Ltd. (Machinery)	535,543
26,800	Honda Motor Co. Ltd. (Automobiles)	1,289,769
8,700	Hoya Corp. (Electronic Equipment & Instruments)	908,346
143	JAPAN TOBACCO, Inc. (Tobacco)	1,841,603
41	Millea Holdings, Inc. (Insurance)	558,779
46,000	Mitsui Sumitomo Insurance Co. Ltd. (Insurance)	417,783

Shares	Description	Value
Common Stocks – (continued)
Japanese Yen – (continued)
37,000	Ricoh Co. Ltd. (Office Electronics)	$ 588,734
1,600	Shin-Etsu Chemical Co. Ltd. (Chemicals)	58,988
133	Sumitomo Mitsui Financial Group (Commercial Banks)	858,457
23,000	Takeda Chemical Industries Ltd. (Pharmaceuticals)	1,119,294

		10,517,898

Korean Won – 3.7%
22,680	Korea Electric Power Corp. (Electric Utilities)	660,762
11,970	KT Corp. (Diversified Telecommunication Services)	457,998
3,590	POSCO (Metals & Mining)	653,943
2,262	Samsung Electronics Co. Ltd. (Semiconductor & Semiconductor Equipment)	1,034,546

		2,807,249

Singapore Dollar – 1.1%
95,000	United Overseas Bank Ltd. (Commercial Banks)	829,635

Swiss Franc – 13.3%
33,453	Credit Suisse Group (Commercial Banks)	1,407,629
7,368	Nestle AG (Food Products)	1,938,780
40,965	Novartis AG (Pharmaceuticals)	1,993,719
12,101	Roche Holding AG (Pharmaceuticals)	1,463,936
8,089	Swiss Re (Insurance)	537,102
3,629	Syngenta AG* (Chemicals)	375,935
4,911	Synthes, Inc. (HealthCare Equipment & Supplies)	556,336
22,081	UBS AG (Capital Markets)	1,765,510

		10,038,947

United States Dollar – 0.4%
37,649	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductor & Semiconductor Equipment)	324,158

TOTAL COMMON STOCKS
(Cost $59,267,702)		$73,895,816

12	The accompanying notes are an integral part of these financial statements.

COMMERCE INTERNATIONAL EQUITY FUND

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 1.3%
State Street Bank & Trust Co.
$965,000	2.55%	05/02/2005	$ 965,000
Maturity Value: $965,205
(Cost $965,000)

TOTAL INVESTMENTS – 99.2%
(Cost $60,232,702)			$74,860,816
Other assets in excess of liabilities – 0.8%			613,912

Net Assets – 100.0%			$75,474,728

*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 29,2005. This agreement was fully collateralized by $750,000 U.S Treasury Bond, 7.50%, due 11/15/2016 with a market value of $990,092.

Investment Abbreviation:
ADR	—AmericanDepositary Receipt

The accompanying notes are an integral part of these financial statements.	13

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

April 30, 2005 (Unaudited)

As a % of Net Assets
Common Stock Industry Classifications†
Automobiles	3.2%
Beverages	1.6
Capital Markets	2.3
Chemicals	0.6
Commercial Banks	18.6
Construction Materials	3.2
Diversified Financial Services	2.5
Diversified Telecommunication Services	5.7
Electronic Equipment & Instruments	1.2
Electronic Utilities	3.0
Food & Staples Retailing	2.9
Food Products	3.7
Gas Utilities	1.4
HealthCare Equipment & Supplies	2.4
Hotels Restaurant & Leisure	0.3
Household Durables	1.2
Industrial Conglomerates	1.5
Insurance	4.2
Internet & Catalog Retail	1.2
Machinery	0.7
Media	2.1
Metals & Mining	1.8
Office Electronics	3.9
Oil & Gas	6.0
Pharmaceuticals	9.0
Real Estate	2.3
Semiconductor & Semiconductor Equipment	1.8
Short Term Investments	1.3
Specialty Retail	1.1
Tobacco	4.2
Trading Company & Distribution	1.7
Wireless Telecommunication Services	2.6

TOTAL COMMON STOCK	99.2%

†	Industry concentrations greater than one-tenth of one percent are disclosed.

14	The accompanying notes are an integral part of these financial statements.

COMMERCE ASSET ALLOCATION FUND

Asset Allocation Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2005, the Institutional Shares of the Fund had a total return of 3.81%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 3.63% for the same period based on NAV. This compares to the Russell 1000 Index(2) six-month return of 4.04% and the Asset Allocation Composite Index(3) six-month return of 3.37%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2005 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 97.0%
Equity – 64.7%
185,989	Commerce Value Fund – 25.5%	$ 4,424,684
144,666	Commerce Growth Fund – 17.7%	3,064,025
90,975	Commerce International Equity Fund – 10.7%	1,864,986
55,395	T. Rowe Price Mid-Cap Value Fund – 7.0%	1,208,709
26,434	Commerce MidCap Growth Fund – 3.8%	668,784

		11,231,188

Fixed Income – 32.3%
301,943	Commerce Bond Fund – 32.3%	5,601,041

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)
(Cost $16,034,739)		$16,832,229

Exchange Traded Fund – 2.8%
2,466	iShares MSCI Emerging Markets Index—2.8%	$ 493,866
(Cost $488,971)

TOTAL INVESTMENTS – 99.8%
(Cost $16,523,710)		17,326,095
Other assets in excess of liabilities – 0.2%		27,333

Net Assets – 100.0%		$17,353,428

For information on the underlying Commerce mutual funds, please call our toll free Shareholder Services Line at 1-800-995-6365 or visit us on the web at www.commercefunds.com.

PORTFOLIO COMPOSITION AS Of 04/30/05

Underlying Funds Allocation

Commerce Bond Fund	32.3%
Commerce Value Fund	25.5
Commerce Growth Fund	17.7
Commerce International Equity Fund	10.8
T. Rowe Price Mid-Cap Value Fund	7.0
Commerce MidCap Growth Fund	3.9
iShares MSCI Emerging Markets Index	2.8

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding repurchase agreements and cash).

The Fund is actively managed and, as such its composition may differ over time.

(1)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(2)	The Russell 1000 Index is an unmanaged market-weighted index comprised of the 1000 largest U.S. companies. The Index figures do not reflect any fees, expenses or taxes.
(3)	The Asset Allocation Composite Index (“Composite Index”) is a hypothetical representation prepared by Commerce Investment Advisors, Inc. of the performance of the Fund’s asset classes weighted according to their respective weightings in the Fund’s target range. The Composite Index is comprised of the Russell 1000 Index (48%), the Lehman Brothers Aggregate Bond Index (40%) and Morgan Stanley Capital International Europe Australasia and Far East Index (“MSCI EAFE”) (12%). The Composite Index figures do not reflect any deduction for fees, taxes or expenses.

The accompanying notes are an integral part of these financial statements.	15

COMMERCE BOND FUND

Bond Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2005, the Institutional Shares of the Fund had a total return of 1.51%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 1.39% for the same period based on NAV. This compares to the Lipper Intermediate Investment Grade Funds Index(2) six-month return of 1.16% and the Lehman Brothers Aggregate Bond Index(3) six-month return of 0.98%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 13.3%
Auto – 1.2%
Distribution Financial Services Trust Series 1999-3, Class A6
$ 4,541,241	6.88%	11/15/2016	$ 4,606,548
WFS Financial Owner Trust Series 2004-F1, Class A3
2,500,000	2.19	06/20/2008	2,468,602

			7,075,150

Commercial – 3.9%
Asset Securitization Corp. Series 1995-MD4, Class A1
2,351,196	7.10	08/13/2029	2,395,265
Asset Securitization Corp. Series 1997-D4, Class AIE
4,100,000	7.53	04/14/2029	4,406,900
CIT Equipment Collateral, Series 2005-VT1, Class A4
3,150,000	4.36	11/20/2012	3,165,442
LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B
6,600,000	6.21	10/15/2035	6,974,127
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4
5,500,000	6.46	03/15/2031	6,079,499

			23,021,233

Credit Card – 0.6%
Citibank Credit Card Issuance Trust Series 2004, Class A8
3,600,000	4.90	12/12/2016	3,652,026

Home Equity – 3.5%
Cityscape Home Loan Trust Series 1997-4, Class A5(a)
1,168,394	7.51	10/25/2018	1,178,700
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6(a)
1,147,529	7.68	12/25/2029	1,165,101
Merrill Lynch Mortgage Investors, Inc. Series 1999-H1, Class M1(a)
874,918	7.36	11/20/2029	873,552
Residential Asset Securities Corp. Series 1999-KS1, Class AI8
1,726,487	6.32	04/25/2030	1,736,650

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5(a)
$ 7,932,611	8.35%	03/25/2025	$ 8,050,095
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7(a)
7,104,538	7.98	09/25/2030	7,258,996

			20,263,094

Manufactured Housing – 4.1%
Associates Manufactured Housing Pass-Through Series 1996-1, Class A5
2,576,934	7.60	03/15/2027	2,624,857
Green Tree Financial Corp. Series 1993-4, Class A5
8,319,158	7.05	01/15/2019	8,724,116
Green Tree Financial Corp. Series 1995-5, Class M1
2,000,000	7.65	09/15/2026	2,131,122
Green Tree Financial Corp. Series 1996-4, Class A7
3,882,838	7.90	06/15/2027	4,188,743
Green Tree Financial Corp. Series 1997-3, Class A6
219,202	7.32	03/15/2028	234,538
Green Tree Financial Corp. Series 1998-3, Class A5
1,683,602	6.22	03/01/2030	1,732,420
Green Tree Financial Corp. Series 1998-3, Class A6
1,085,707	6.76	03/01/2030	1,142,872
Green Tree Financial Corp. Series 1999-1, Class M1
3,750,000	6.56	11/01/2028	1,453,125
Green Tree Financial Corp. Series 1999-1, Class M2
1,500,000	7.34	11/01/2028	341,250
Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5
1,600,788	7.13	05/15/2027	1,650,869

			24,223,912

TOTAL ASSET-BACKED SECURITIES
(Cost $80,525,103)			$ 78,235,415

(1)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of funds shares.
(2)	The Lipper Intermediate Investment Grade Funds Index is an unmanaged index consisting of funds that invest at least 65% of their assets in investment grade debt issues with dollar-weighted average maturities of five to ten years. The Index figures do not reflect any fees, expenses or taxes.
(3)	The Lehman Brothers Aggregate Bond Index is an unmanaged index comprised of the Lehman Brothers Government Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The Index figures do not reflect any fees, expenses or taxes.

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal – 0.4%
Multnomah County OR School District 1J Portland GO Bonds Refunding Taxable
$ 785,000	5.17%	06/15/2011	$ 790,063
New Jersey Economic Development Authority Revenue Bonds Taxable Designated Industry Series A
1,000,000	5.20	03/01/2014	1,028,430
Providence RI GO Bonds Refunding Taxable Series B
710,000	4.96	07/15/2014	719,898

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $2,495,000)			$ 2,538,391

Collateralized Mortgage Obligations – 15.2%
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
$ 3,999,389	5.25%	09/25/2019	$ 3,994,051
Federal Home Loan Mortgage Corp. FGIC PAC Series 2430, Class UD
10,579,800	6.00	03/15/2017	11,253,285
Federal Home Loan Mortgage Corp. PAC Series 2110, Class PG
4,500,000	6.00	01/15/2029	4,698,575
Federal Home Loan Mortgage Corp. PAC Series 2633, Class PC
6,000,000	4.50	07/15/2015	5,992,570
Federal Home Loan Mortgage Corp. REMIC PAC Series 1579, Class PM
1,800,015	6.70	09/15/2023	1,867,747
Federal Home Loan Mortgage Corp. Series 2524, Class WC
1,950,000	6.00	11/15/2028	2,001,135
Federal Home Loan Mortgage Corp. Series 2677, Class BC
800,000	4.00	09/15/2018	715,015
Federal Home Loan Mortgage Corp. Series 2760, Class EC
4,050,000	4.50	04/15/2017	3,994,282
Federal Home Loan Mortgage Corp. Series T-58, Class 1A3
3,000,000	4.39	11/25/2038	2,990,188
Federal National Mortgage Association FNIC PAC Series 2001-45, Class WG
3,600,000	6.50	09/25/2031	3,752,749
Federal National Mortgage Association PAC Series 2001-76, Class UC
10,000,000	5.50	11/25/2015	10,194,281
Federal National Mortgage Association PAC Series 2003-117, Class KB
3,000,000	6.00	12/25/2033	3,173,067
Federal National Mortgage Association REMIC PAC Series 2003-14, Class AP
1,537,601	4.00	03/25/2033	1,516,277
Federal National Mortgage Association REMIC Series 1992-1, Class E
125,262	7.50	01/25/2007	127,980
Federal National Mortgage Association Series 2000-M2, Class C(a)
4,600,000	7.06	07/17/2022	5,058,411

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association Series 2002-73, Class OE
$ 3,404,000	5.00%	11/25/2017	$ 3,436,171
Federal National Mortgage Association Series 2002-82, Class XE
2,660,000	5.00	12/25/2017	2,683,253
Federal National Mortgage Association Series 2003-86, Class OC
5,270,000	5.00	09/25/2026	5,335,096
Government National Mortgage Association Series 1998-12, Class EB
2,477,985	6.50	05/20/2028	2,530,379
Master Asset Securitization Trust Series 2004-3, Class 5A1
1,160,864	6.25	01/25/2032	1,180,453
Residential Asset Securitization Trust Series 2004-IP1, Class A1(a)
2,134,922	3.94	01/25/2034	2,072,528
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
4,993,062	6.00	05/25/2033	5,068,429
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
2,438,585	5.00	05/25/2018	2,472,112
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
3,381,935	5.00	06/25/2018	3,381,935

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $87,704,074)			$ 89,489,969

Commercial Mortgages – 2.8%
Government National Mortgage Association Series 2001-12, Class B(a)
$ 1,447,000	6.16%	06/16/2021	$ 1,527,886
Government National Mortgage Association Series 2002-62, Class B
1,641,000	4.76	01/16/2025	1,655,378
Government National Mortgage Association Series 2003-38, Class JC(a)
1,235,000	7.04	08/16/2042	1,417,476
Government National Mortgage Association Series 2004-09, Class A
3,852,823	3.36	08/16/2022	3,745,948
Government National Mortgage Association Series 2004-45, Class A
2,876,623	4.02	12/16/2021	2,853,715
Government National Mortgage Association Series 2004-60, Class C(a)
5,000,000	5.24	03/16/2028	5,139,987

TOTAL COMMERCIAL MORTGAGES
(Cost $16,408,494)			$ 16,340,390

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Statement of Investments (continued)

April 30, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 24.7%
Aerospace/Defense – 0.3%
Lockheed Martin Corp.
$ 1,120,000	8.50%	12/01/2029	$ 1,554,450

Cable TV – 0.3%
Comcast Corp.
1,600,000	6.50	01/15/2015	1,761,435

Consumer Non-Durables(b) – 0.2%
Clorox Co.
1,000,000	4.20	01/15/2010	992,755

Electric – 0.6%
Duke Energy Corp.
1,525,000	5.30	10/01/2015	1,570,062
Exelon Generation Co. LLC
2,166,000	5.35	01/15/2014	2,218,311

			3,788,373

Financial – 9.3%
Allstate Financial Global Funding(b)
2,400,000	6.15	02/01/2006	2,443,359
American General Finance Corp. MTN Series H
3,000,000	4.50	11/15/2007	3,008,613
Bank One Corp.(a)
1,000,000	9.88	03/01/2019	1,306,865
Bear Stearns Companies, Inc.
3,000,000	4.50	10/28/2010	2,979,201
Caterpillar Financial Services Corp. MTN Series F
1,500,000	2.65	01/30/2006	1,488,858
Equitable Life Assurance Society of the United States(b)
5,900,000	7.70	12/01/2015	6,991,046
General Electric Capital Corp. MTN Series A
4,325,000	5.88	02/15/2012	4,615,285
3,000,000	6.00	06/15/2012	3,225,105
General Motors Acceptance Corp.
1,750,000	6.63	10/15/2005	1,761,457
John Deere Capital Corp.
3,000,000	3.63	05/25/2007	2,966,034
Metropolitan Life Insurance Co.(b)
6,000,000	7.70	11/01/2015	7,113,960
Morgan Stanley
900,000	6.75	04/15/2011	994,073
1,720,000	5.30	03/01/2013	1,757,668
Morgan Stanley Traded Custody Receipts(a)(b)
5,166,000	7.72	03/01/2032	6,266,668
Reed Elsevier Capital, Inc.
1,800,000	6.75	08/01/2011	2,013,320
SLM Corp. MTN
2,443,000	4.00	01/15/2009	2,413,232
Wells Fargo & Co.
3,480,000	3.13	04/01/2009	3,343,462

			54,688,206

Forestry – 0.1%
Weyerhaeuser Co.
457,000	6.75	03/15/2012	487,866

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Industrial – 3.7%
Campbell Soup Co.
$ 2,600,000	8.88%	05/01/2021	$ 3,600,943
Deluxe Corp.
1,300,000	5.00	12/15/2012	1,261,517
Receipts on Corporate Securities Trust CHR-1998-1
5,620,800	6.50	08/01/2018	5,762,837
Receipts on Corporate Securities Trust NSC-1998-1
3,273,140	6.38	05/15/2017	3,451,854
Ryder System, Inc.
4,000,000	6.60	11/15/2005	4,056,792
Service Master Co.
2,661,000	7.10	03/01/2018	2,992,028
Waste Management, Inc.
560,000	7.65	03/15/2011	643,033

			21,769,004

Multimedia – 0.4%
AOL Time Warner
495,000	6.13	04/15/2006	505,094
1,600,000	6.75	04/15/2011	1,757,714

			2,262,808

Oil & Gas – 1.6%
Apache Finance Property Ltd.
4,500,000	7.00	03/15/2009	4,986,594
Occidental Petroleum Corp.
2,925,000	7.38	11/15/2008	3,221,922
Tosco Corp.
1,258,000	7.25	01/01/2007	1,317,939

			9,526,455

Oil-Field Services – 0.1%
Halliburton Co.
620,000	5.50	10/15/2010	645,294

Real Estate – 2.3%
Archstone Communities Trust
3,000,000	8.20	07/03/2005	3,022,500
EOP Operating LP
3,300,000	7.75	11/15/2007	3,556,298
Simon Debartolo Group LP
5,000,000	6.75	06/15/2005	5,017,435
Speiker Properties LP
1,600,000	7.35	12/01/2017	1,847,806

			13,444,039

Sovereign Agency – 0.3%
Resolution Funding Corp.
1,500,000	8.13	10/15/2019	2,021,171

Utilities – 2.1%
GTE Corp.
11,310,000	6.84	04/15/2018	12,707,905

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Yankee – 3.4%
BHP Billiton Finance USA Ltd.
$ 2,044,000	4.80%	04/15/2013	$ 2,056,489
750,000	6.75	11/01/2013	859,288
Deutsche Telekom International Finance BV
1,335,000	8.50	06/15/2010	1,548,269
France Telecom SA(a)
1,286,000	8.00	03/01/2011	1,482,043
Hanson Overseas BV
5,000,000	6.75	09/15/2005	5,058,065
Swiss Bank Corp.
7,335,000	7.38	06/15/2017	8,828,442

			19,832,596

TOTAL CORPORATE OBLIGATIONS
(Cost $138,638,778)			$145,482,357

Foreign Debt Obligation – 0.1%
Sovereign – 0.1%
Republic of Poland
$ 592,000	5.25%	01/15/2014	$ 611,832
(Cost $591,236)

Mortgage-Backed Pass-Through Obligations – 16.6%
Federal Home Loan Mortgage Corp.
$ 266,147	6.00%	12/01/2013	$ 274,993
323,172	8.50	02/01/2019	349,436
493,342	8.50	03/01/2021	536,057
2,603,633	7.00	05/01/2026	2,758,606
309,759	7.00	10/01/2030	327,273
348,662	7.50	12/01/2030	374,264
639,775	7.50	01/01/2031	686,753
1,408,331	7.00	08/01/2031	1,487,462
8,487,137	5.00	05/01/2033	8,427,430
7,198,546	5.50	06/01/2033	7,287,453
3,879,574	2.72 (a)	05/01/2034	3,804,176
Federal National Mortgage Association
846,756	5.50	01/01/2009	867,870
611,996	7.00	07/01/2009	643,276
107,283	6.50	02/01/2012	112,501
334,206	6.00	12/01/2013	340,060
192,227	6.50	07/01/2014	200,870
427,861	9.00	11/01/2021	463,685
91,102	6.50	08/01/2024	95,249
165,264	6.50	09/01/2024	172,788
152,043	9.00	02/01/2025	166,312
71,742	6.50	03/01/2026	74,899
252,213	8.00	07/01/2028	274,989
513,514	6.50	10/01/2028	535,668
50,982	7.00	10/01/2028	53,958
447,709	5.43 (a)	12/01/2028	458,592
63,719	6.50	01/01/2029	66,468
247,360	6.00	07/01/2029	254,646

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Pass-Through Obligations – (continued)
Federal National Mortgage Association – (continued)
$ 425,517	7.50%	09/01/2029	$ 456,306
377,384	7.00	03/01/2031	398,957
218,240	7.50	03/01/2031	233,885
701,112	7.00	11/01/2031	741,002
1,730,795	7.00	01/01/2032	1,829,271
3,712,768	6.00	12/01/2032	3,816,557
5,800,603	5.00	02/01/2033	5,760,517
11,152,390	5.50	03/01/2033	11,272,243
3,753,517	5.00	07/01/2033	3,727,578
13,206,107	4.50	08/01/2033	12,777,970
4,554,047	5.00	02/01/2034	4,512,671
2,142,779	5.11 (a)	10/01/2034	2,173,134
4,436,879	5.12 (a)	02/01/2035	4,449,713
Government National Mortgage Association
667,244	8.00	02/15/2022	724,448
315,744	7.50	08/20/2025	338,605
1,186,652	7.50	07/20/2026	1,271,459
1,902,305	6.50	04/15/2031	1,992,838
1,950,810	6.50	05/15/2031	2,043,652
5,510,910	5.50	04/15/2033	5,612,999
2,060,088	5.50	10/15/2033	2,098,251

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $96,044,119)			$ 97,327,790

U.S. Government Agency Obligations – 15.9%
Federal Agricultural Mortgage Corp. MTN
$ 542,000	6.68%	06/10/2014	$ 628,214
Federal Home Loan Bank
10,000,000	5.13	03/06/2006	10,127,670
18,755,000	2.75	11/15/2006	18,463,585
7,210,000	4.88	11/15/2006	7,322,296
7,000,000	5.59	02/03/2009	7,368,459
2,270,000	5.58	02/17/2009	2,389,536
4,150,000	5.38	08/15/2024	4,360,355
3,025,000	7.13	02/15/2030	3,921,958
Federal Home Loan Mortgage Corp.
15,000,000	2.75	08/15/2006	14,814,270
Federal National Mortgage Association
1,300,000	5.08	06/24/2018	1,275,698
8,900,000	7.13	01/15/2030	11,595,223
6,000,000	6.63	11/15/2030	7,397,322
Tennessee Valley Authority
1,981,000	6.75	11/01/2025	2,448,902
1,000,000	7.13	05/01/2030	1,311,838

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $91,559,630)			$ 93,425,326

U.S. Treasury Obligations – 7.4%
United States Treasury Bonds
$ 400,000	8.00%	11/15/2021	$ 558,906
7,950,000	5.50	08/15/2028	8,951,827

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Statement of Investments (continued)

April 30, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Bonds – (continued)
$ 7,765,000	6.25%	05/15/2030	$ 9,667,728
11,110,000	5.38	02/15/2031	12,548,223
United States Treasury Notes
12,000,000	4.25	11/15/2014	12,039,372

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $41,926,412)			$ 43,766,056

Repurchase Agreement(c) – 2.9%
State Street Bank & Trust Co.
$16,877,000	2.55%	05/02/2005	$ 16,877,000
Maturity Value: $16,880,586 (Cost $16,877,000)

TOTAL INVESTMENTS – 99.3%
(Cost $572,769,846)			$584,094,526
Other assets in excess of liabilities – 0.7%			4,060,505

Net Assets – 100.0%			$588,155,031

(a)	Variable rate security. Coupon rate disclosed is that which is in effect at April 30, 2005.
(b)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $23,807,788, which represents approximately 4.1% of net assets as of April 30, 2005.
(c)	Repurchase agreement was entered into on April 29, 2005. This agreement was fully collateralized by $12,620,000 U.S. Treasury Bond, 9.25% due 02/15/2016 with a market value of $18,646,050.

Investment Abbreviations:
FGIC	—Insured by Financial Guaranty Insurance Co.
FNIC	—Financial Network Investment Corporation
GO	—General Obligation
MTN	—Medium-Term Note
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION AS OF 04/30/05

Sector Allocation

Corporate Obligations	24.9%
Mortgage-Backed Pass-Through Obligations	16.7
U.S. Government Agency Obligations	16.0
Collateralized Mortgage Obligations	15.3
Asset-Backed Securities	13.4
U.S. Treasury Obligations	7.5
Short-Term Obligation	2.9
Commercial Mortgages	2.8
Municipal	0.4
Foreign Debt Obligations	0.1

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

The Fund is actively managed and, as such its composition may differ over time.

20	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2005, the Institutional Shares of the Fund had a total return of 0.24%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 0.12% for the same period based on NAV. This compares to the Lipper Short U.S. Government Funds Index(2) six-month return of 0.36% and the Citigroup 1-5 Yr. Treasury/Government Sponsored Index(3) six-month return of -0.16%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2005 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Collateralized Mortgage Obligations – 33.8%
Countrywide Home Loans, Inc. Series 2002-21, Class A2
$ 50,196	5.75%		11/25/2017	$ 50,103
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1
1,907,634	3.82	(a)	11/19/2033	1,865,303
Federal Home Loan Mortgage Corp. PAC Series 023, Class PK
1,253,904	6.00		11/25/2023	1,291,378
Federal Home Loan Mortgage Corp. PAC Series 159, Class H
102,303	4.50		09/15/2021	102,078
Federal Home Loan Mortgage Corp. PAC Series 1614, Class MB
576,968	6.50		12/15/2009	594,819
Federal Home Loan Mortgage Corp. PAC Series 1650, Class K
880,000	6.50		01/15/2024	935,113
Federal Home Loan Mortgage Corp. PAC Series 2103, Class TE
1,443,000	6.00		12/15/2028	1,493,294
Federal Home Loan Mortgage Corp. PAC Series 2109, Class PE
995,000	6.00		12/15/2028	1,032,322
Federal Home Loan Mortgage Corp. PAC Series 2131, Class PE
536,352	6.00		04/15/2026	541,256
Federal Home Loan Mortgage Corp. PAC Series 2178, Class PB
4,530,391	7.00		08/15/2029	4,734,551
Federal Home Loan Mortgage Corp. PAC Series 2389, Class CD
387,626	6.00		03/15/2016	396,748
Federal Home Loan Mortgage Corp. PAC Series 2594, Class OR
712,150	4.25		06/15/2032	698,265
Federal Home Loan Mortgage Corp. REMIC PAC Series 041, Class F
311,646	10.00		05/15/2020	311,650
Federal Home Loan Mortgage Corp. REMIC PAC Series 1351, Class TE
1,210,879	7.00		08/15/2022	1,240,904
Federal Home Loan Mortgage Corp. REMIC PAC Series 1607, Class G
956,501	6.00		08/15/2013	975,505

Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Federal Home Loan Mortgage Corp. REMIC PAC Series 1611, Class IA
$ 136,934	6.50%	02/15/2023	$ 137,091
Federal Home Loan Mortgage Corp. REMIC PAC Series 1673, Class H
92,106	6.00	11/15/2022	93,390
Federal Home Loan Mortgage Corp. REMIC PAC Series 2022, Class PE
307,245	6.50	01/15/2028	319,029
Federal Home Loan Mortgage Corp. REMIC PAC Series 2061, Class TA
1,513,643	5.25	10/15/2027	1,518,017
Federal Home Loan Mortgage Corp. REMIC PAC Series 2161, Class PG
604,468	6.00	04/15/2028	613,795
Federal Home Loan Mortgage Corp. REMIC PAC Series 2345, Class PQ
210,810	6.50	08/15/2016	219,799
Federal Home Loan Mortgage Corp. REMIC PAC Series 2439, Class LG
2,345,135	6.00	09/15/2030	2,392,064
Federal Home Loan Mortgage Corp. REMIC PAC Series 2498, Class NE
40,246	6.00	11/15/2028	40,324
Federal Home Loan Mortgage Corp. REMIC Series 2591, Class QY
315,395	5.00	05/15/2014	317,652
Federal Home Loan Mortgage Corp. Series 031, Class EA Principal-Only Stripped Security(b)
1,409,652	0.00	04/25/2024	1,307,921
Federal Home Loan Mortgage Corp. Series 2515, Class KA
539,225	5.00	02/15/2016	544,768
Federal Home Loan Mortgage Corp. Series 2584, Class LX
308,679	5.50	12/15/2013	319,080
Federal Home Loan Mortgage Corp. Series 2644, Class ED
2,066,960	4.00	02/15/2018	2,024,702
Federal Home Loan Mortgage Corp. Series 2782, Class MC
2,618,702	4.50	01/15/2011	2,626,572

(1)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(2)	The Lipper Short U.S. Government Funds Index is an unmanaged index consisting of funds that invest at least 65% of their assets in securities issued or guaranteed by the U.S. Government with dollar-weighted average maturities of less than three years. The Index figures do not reflect any fees, expenses or taxes.
(3)	The Citigroup 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury Securities with a minimum principal amount of $1 billion and U.S. Government Securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	21

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments (continued)

April 30, 2005 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Federal Home Loan Mortgage Corp. Series T-58, Class 1A3
$2,000,000	4.39%		11/25/2038	$ 1,993,459
Federal National Mortgage Association PAC Series 1992-129, Class L
683,300	6.00		07/25/2022	704,473
Federal National Mortgage Association PAC Series 1993-225, Class UB
1,560,364	6.50		12/25/2023	1,631,160
Federal National Mortgage Association PAC Series 2001-76, Class UC
1,000,000	5.50		11/25/2015	1,019,428
Federal National Mortgage Association PAC Series 2002-56, Class UC
1,200,000	5.50		09/25/2017	1,239,777
Federal National Mortgage Association PAC Series 2003-029, Class QH
1,881,914	2.50		06/25/2010	1,871,939
Federal National Mortgage Association PAC Series 2003-117, Class KB
556,000	6.00		12/25/2033	588,075
Federal National Mortgage Association REMIC PAC Series 1991-94, Class E Principal-Only Stripped Security(b)
203,388	0.00		07/25/2021	194,453
Federal National Mortgage Association REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)
293,559	0.00		10/25/2022	268,789
Federal National Mortgage Association REMIC PAC Series 1998-36, Class J
418,374	6.00		07/18/2028	425,126
Federal National Mortgage Association REMIC PAC Series 2001-71, Class MB
891,000	6.00		12/25/2016	929,110
Federal National Mortgage Association REMIC PAC Series 2003-14, Class AP
2,067,363	4.00		03/25/2033	2,038,691
Federal National Mortgage Association REMIC Series 1991-137, Class H
408,397	7.00		10/25/2021	429,683
Federal National Mortgage Association REMIC Series 1992, Class 89 Principal-Only Stripped Security(b)
122,372	0.00		06/25/2022	104,816
Federal National Mortgage Association REMIC Series 1992-1, Class E
17,895	7.50		01/25/2007	18,283
Federal National Mortgage Association REMIC Series 1993-140, Class J
1,100,000	6.65		06/25/2013	1,138,257
Federal National Mortgage Association REMIC Series 1993-182, Class FA
99,162	3.72	(a)	09/25/2023	96,521
Federal National Mortgage Association REMIC Series 1993-183, Class K
500,000	6.50		07/25/2023	513,492
Federal National Mortgage Association REMIC Series 1999-9, Class PD
101,809	6.00		05/25/2017	101,867
Federal National Mortgage Association REMIC Series 2001-04, Class D
41,748	6.50		04/25/2028	41,664

Principal Amount	Interest Rate		Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Federal National Mortgage Association REMIC Series 2001-20, Class VB
$ 329,457	6.00%		09/25/2017	$ 332,060
Federal National Mortgage Association REMIC Series 2002-71, Class PC
686,138	5.50		12/25/2026	691,730
Federal National Mortgage Association Series 2000-M2, Class C
1,600,000	7.06	(a)	07/17/2022	1,759,447
Federal National Mortgage Association Series 2003-W6, Class 3A
1,350,054	6.50		09/25/2042	1,404,319
Federal National Mortgage Association Series 2004-21, Class AC
350,000	4.00		05/25/2016	345,788
Government National Mortgage Association REMIC PAC Series 2001-6, Class PM
511,661	6.50		06/16/2030	522,577
Government National Mortgage Association REMIC Series 2001-60, Class AC
50,408	6.00		05/20/2029	50,450
Government National Mortgage Association Series 1998-12, Class EB
619,496	6.50		05/20/2028	632,595
Government National Mortgage Association Series 2001-53, Class F
216,923	3.34	(a)	10/20/2031	217,798
Government National Mortgage Association Series 2002-28, Class A
3,733,051	4.78		02/16/2018	3,784,949
Government National Mortgage Association Series 2003-88, Class AC
353,682	2.91		06/16/2018	342,853
Government National Mortgage Association Series 2004-09, Class A
1,724,874	3.36		08/16/2022	1,677,027
Government National Mortgage Association Series 2004-43, Class A
373,841	2.82		12/16/2019	361,077
Government National Mortgage Association Series 2004-45, Class A
1,438,312	4.02		12/16/2021	1,426,857
Government National Mortgage Association Series 2004-60, Class C
650,000	5.24	(a)	03/16/2028	668,198
Government National Mortgage Association REMIC Series 2004-51, Class A
336,469	4.15		02/16/2018	334,724
Master Asset Securitization Trust Series 2004-3, Class 5A1
552,041	6.25		01/25/2032	561,357
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1
947,286	5.00		05/25/2018	960,310
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
149,593	6.25		12/25/2023	149,295
Vendee Mortgage Trust Series 1996-2, Class 1Z
514,684	6.75		06/15/2026	544,440

22	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate		Maturity Date	Value
Collateralized Mortgage Obligations – (continued)
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5
$1,000,000	5.75%		12/25/2032	$ 1,029,141
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1
608,748	5.00		06/25/2018	608,748

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $62,582,940)				$ 62,492,296

Mortgage-Backed Pass-Through Obligations – 5.3%
Federal Home Loan Mortgage Corp.
$ 2,348	7.75%		09/01/2007	$ 2,407
525,018	5.50		08/01/2017	538,178
279,125	6.00		10/01/2023	288,504
Federal National Mortgage Association
21,052	8.00		12/01/2007	21,595
606,598	7.00		03/01/2009	632,906
1,144,292	4.50		11/01/2009	1,145,720
15,210	6.50		02/01/2012	15,949
667,854	6.50		09/01/2013	697,182
534,791	10.50		11/01/2015	580,285
533,860	6.00		07/01/2016	553,513
14,598	4.32	(a)	08/01/2023	14,857
5,562	9.00		07/01/2024	6,106
52,983	5.43	(a)	12/01/2028	54,271
212,458	7.00		11/01/2031	224,546
1,129,409	5.25	(a)	02/01/2033	1,131,614
1,510,706	6.00		07/01/2033	1,552,938
999,164	5.11	(a)	10/01/2034	1,013,318
Government National Mortgage Association
23,441	8.00		10/15/2016	25,318
29,943	8.00		07/15/2017	32,542
1,223	4.13	(a)	11/20/2024	1,245
2,080	4.13	(a)	12/20/2024	2,125
52,010	3.38	(a)	04/20/2026	52,645
39,256	3.75	(a)	08/20/2026	39,637
58,149	3.38	(a)	01/20/2028	59,465
1,030,044	5.50		10/15/2033	1,049,126

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $9,895,461)				$ 9,735,992

U.S. Government Agency Obligations – 52.0%
Federal Farm Credit Bank
$ 470,000	5.40%		05/10/2006	$ 478,089
4,500,000	3.00		04/15/2008	4,381,223
237,000	6.89		09/13/2010	266,457
250,000	7.00		09/01/2015	298,638
500,000	6.13		12/29/2015	562,290
Federal Home Loan Bank
1,240,000	4.96		10/07/2005	1,249,564
5,000,000	5.13		03/06/2006	5,063,835

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$3,000,000	2.25%	05/15/2006	$ 2,957,019
260,000	7.01	06/14/2006	269,539
1,815,000	1.88	06/15/2006	1,779,105
7,000,000	5.25	08/15/2006	7,131,404
425,000	2.88	02/15/2007	417,642
735,000	5.38	02/15/2007	753,027
525,000	3.50	09/12/2007	519,769
125,000	5.88	11/15/2007	130,703
115,000	6.02	01/09/2008	120,902
50,000	5.97	03/25/2008	52,655
1,000,000	6.00	06/11/2008	1,058,038
5,000,000	2.63	07/15/2008	4,788,500
250,000	5.37	12/11/2008	260,906
3,000,000	5.59	02/03/2009	3,157,911
125,000	5.90	03/26/2009	133,210
35,000	5.99	04/09/2009	37,434
Federal Home Loan Mortgage Corp.
220,000	5.95	01/19/2006	223,730
8,000,000	5.50	07/15/2006	8,165,616
12,250,000	2.75	08/15/2006	12,098,321
1,500,000	2.88	12/15/2006	1,477,593
200,000	5.75	04/15/2008	209,621
4,600,000	3.63	09/15/2008	4,534,160
5,250,000	5.13	07/15/2012	5,471,870
1,249,351	6.00	01/01/2019	1,319,822
1,094,180	6.00	05/01/2019	1,155,899
Federal National Mortgage Association
5,000,000	5.25	06/15/2006	5,084,375
6,000,000	4.38	10/15/2006	6,049,890
5,500,000	7.25	01/15/2010	6,199,721
5,000,000	3.88	02/15/2010	4,930,825
3,000,000	6.13	03/15/2012	3,299,754

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $97,286,187)			$ 96,089,057

U.S. Treasury Obligations – 8.1%
United States Treasury Notes
$4,950,000	3.50%	08/15/2009	$ 4,884,259
4,400,000	3.38	10/15/2009	4,311,657
2,000,000	3.50	12/15/2009	1,968,046
1,750,000	3.63	01/15/2010	1,730,449
2,000,000	4.00	04/15/2010	2,009,218

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,145,754)			$ 14,903,629

The accompanying notes are an integral part of these financial statements.	23

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments (continued)

April 30, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(c) – 1.2%
State Street Bank & Trust Co.
$2,156,000	2.55%	05/02/2005	$ 2,156,000
Maturity Value: $2,156,458
(Cost $2,156,000)

TOTAL INVESTMENTS – 100.4%
(Cost $187,066,342)			185,376,974
Liabilities in excess of other assets – (0.4)%			(812,786)

Net Assets – 100.0%			$184,564,188

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2005.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Repurchase agreement was entered into on April 29, 2005. This agreement was fully collateralized by $1,670,000 U.S. Treasury Bond, 5.25% due 11/15/2028 with a market value of $2,204,605.

Investment Abbreviations:
MSC	—MortgageSecurities Corp
PAC	—PlannedAmortization Class
REMIC	—RealEstate Mortgage Investment Conduit

PORTFOLIO COMPOSITION AS OF 04/30/05

Sector Allocation

U.S. Government Agency Obligations	51.8%
Collateralized Mortgage Obligations	33.7
U.S. Treasury Obligations	8.0
Mortgage-Backed Pass-Through Obligations	5.3
Short-Term Obligation	1.2

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

The Fund is actively managed and, as such its composition may differ over time.

24	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

National Tax-Free Intermediate Bond Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2005, the Institutional Shares of the Fund had a total return of 1.22%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 1.10% for the same period based on NAV. This compares to the Lipper Intermediate Municipal Funds Index(2) six-month return of 0.73% and the Lehman 3-15 Year Blend Index(3) six-month return of 0.94%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 99.2%
Alabama – 1.3%
Birmingham AL GO Bonds (Refunding Warrants) Series B (FSA) (AAA/Aaa)
$ 930,000	5.50%	07/01/2012	$ 1,051,095
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Childrens Hospital) Series B (AMBAC) (AAA/Aaa)
1,005,000	5.00	06/01/2016	1,085,923

			2,137,018

Arizona – 1.1%
Arizona Health Facilities Authority Revenue Bonds (Blood Systems, Inc.) (Refunding) (A-/NR)
755,000	4.00	04/01/2006	762,988
Pinal County AZ Unified School District No. 43 Apache Junction GO Bonds (Refunding) (FGIC) (AAA/Aaa)
500,000	5.75	07/01/2015	587,500
Tempe AZ GO Bonds (AA+/Aa1)
500,000	6.60	07/01/2006	521,950

			1,872,438

Arkansas – 0.7%
Arkansas State Development Finance Authority Revenue Bonds (Single Family Mortgage Backed Securities Program) Series A (GNMA/FNMA) (AAA/NR)(a)
45,000	5.65	07/01/2011	46,935
Arkansas State Development Finance Authority State Park Facilities Revenue Bonds (Mt. Magazine Project) (FSA) (AAA/NR)
1,000,000	5.00	01/01/2017	1,081,650

			1,128,585

California – 4.9%
Central CA Unified School District GO Bonds (Refunding) (MBIA) (AAA/NR)
1,000,000	5.00	07/01/2023	1,077,100

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Oxnard CA Union High School District GO Bonds (Refunding) Series A (MBIA) (AAA/Aaa)
$ 1,000,000	5.90%	02/01/2019	$ 1,201,010
Redding CA Joint Powers Financing Authority Water Revenue Bonds (Refunding) Series A (AMBAC) (AAA/Aaa)
1,450,000	5.00	06/01/2021	1,533,955
San Diego CA Unified School District GO Bonds Series C (FSA) (AAA/Aaa)
550,000	5.00	07/01/2017	610,363
Santa Rosa CA High School District GO Bonds Election 2002 (MBIA) (AAA/NR)
1,395,000	5.00	08/01/2018	1,506,265
West Contra Costa CA Unified School District GO Bonds (Refunding) Series A (MBIA) (AAA/Aaa)
1,810,000	5.70	02/01/2022	2,175,330

			8,104,023

Colorado – 2.5%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-Littleton Academy) (BBB/NR)
565,000	5.38	01/15/2012	578,826
615,000	6.00	01/15/2022	622,706
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (NR/Baa2)
860,000	5.25	06/01/2011	901,830
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Nashville Public Radio) (BBB+/NR)
365,000	5.50	04/01/2009	385,020
390,000	5.50	04/01/2010	414,570
Colorado Water Resources & Power Development Authority Drinking Water Revenue Bonds (Revolving Funding Program) Series A (AA/Aa1)
1,000,000	5.50	09/01/2022	1,164,210

			4,067,162

(1)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(2)	The Lipper Intermediate Municipal Funds Index is an unmanaged index consisting of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The Index figures do not reflect any fees, expenses or taxes.
(3)	The Lehman 3-15 Year Blend Index is an unmanaged index composed of investment grade municipal securities ranging from 2 to 17 years in maturity. The Index returns do not reflect any fees, expenses or taxes.

The accompanying notes are an integral part of these financial statements.	25

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2005 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
District Of Columbia – 0.7%
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (AAA/Aaa)
$ 555,000	5.75%		07/01/2011	$ 624,236
Metropolitan Washington DC Airports Authority Revenue Bonds (Refunding) Series B (AMT) (MBIA) (AAA/Aaa)
500,000	5.25		10/01/2009	534,810

				1,159,046

Florida – 3.1%
Florida State Board of Education Capital Outlay GO Bonds (Refunding Public Education) Series D (AAA/Aa1)
895,000	5.50		06/01/2009	980,562
Florida State Board of Education GO Bonds (Public Education) Series J (AAA/Aa1)
2,525,000	5.00		06/01/2032	2,650,770
Florida State Community Services Corp. Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,330,000	5.50		03/01/2014	1,498,950

				5,130,282

Georgia – 1.4%
George L Smith II GA World Congress Control Revenue Bonds (Refunding Domed Stadium Project) (AMT) (MBIA) (AAA/Aaa)
2,000,000	6.00		07/01/2011	2,241,660
Georgia State GO Bonds (Escrowed To Maturity) Series D (AAA/Aaa)
30,000	5.50		08/01/2005	30,006

				2,271,666

Hawaii – 1.4%
Honolulu City & County GO Bonds (Unrefunded Balance) Series A (AA-/Aa2)
2,000,000	5.75		04/01/2012	2,285,820

Illinois – 5.3%
Chicago IL Board of Education Certificates of Participation (Lease) Series A (MBIA) (AAA/Aaa)
500,000	6.25		01/01/2010	566,410
Chicago IL GO Bonds Series A (FGIC) (AAA/Aaa)
765,000	5.75		01/01/2008	821,380
1,000,000	6.00		07/01/2010	1,145,750
1,000,000	6.00	(b)	07/01/2010	1,145,750
1,000,000	6.13	(b)	07/01/2010	1,151,660
Elgin IL GO Bonds (Refunding) Series B (NR/Aa2)
25,000	4.80		01/01/2010	26,030
Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund University Center Project) (NR/Baa2)
670,000	5.50		05/01/2012	722,716
Illinois State Sales Tax Revenue Bonds Series P (AAA/Aa3)
1,000,000	6.50		06/15/2013	1,156,610
Kane County IL School District No. 101 GO Bonds (Batavia Building) (FSA) (NR/Aaa)(c)
1,075,000	7.88		12/30/2007	1,210,095

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Kane County IL School District No. 131 GO Bonds (Aurora East Side Capital Appreciation) Series A (FGIC) (AAA/Aaa)(c)
$ 390,000	0.00%	06/01/2006	$ 378,273
Metropolitan Pier & Exposition Authority IL Dedicated State Tax Revenue Bonds Series A (NR/Aaa)
415,000	7.25	06/15/2005	417,353
Metropolitan Pier & Exposition Authority IL Dedicated State Tax Revenue Bonds (Unrefunded Balance) Series A (AAA/Aaa)
20,000	7.25	06/15/2005	20,100

			8,762,127

Indiana – 5.3%
Anderson IN School Building Corp. GO Bonds (First Mortgage) (FSA) (AAA/Aaa)
420,000	5.00	07/15/2016	458,447
East Noble IN Facilities School Building Revenue Bonds (Refunding First Mortgage) (MBIA) (AAA/NR)
385,000	3.00	01/15/2006	385,916
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)
390,000	4.75	08/15/2011	404,617
Evansville Vanderburgh IN Public Leasing Corp. Revenue Bonds (Refunding First Mortgage) (AMBAC) (AAA/NR)
1,740,000	5.25	07/15/2016	1,949,983
Indiana Health Facility Financing Authority Hospital Revenue Bonds (Methodist Hospital, Inc.) (Refunding) (A+/A1)
515,000	5.25	09/15/2007	541,837
Indiana University Revenue Bonds (Student Residence Systems) Series B (AMBAC) (AAA/Aaa)
500,000	5.25	11/01/2018	555,215
Kokomo Center IN School Building Corp. Revenue Bonds (First Mortgage) (AMBAC) (AAA/Aaa)
560,000	6.75	07/15/2005	564,458
Merrillville IN Multi. School Building Revenue Bonds (MBIA) (AAA/Aaa)
2,500,000	6.65	07/01/2006	2,610,000
Plymouth IN Multi. School Building Revenue Bonds (MBIA) (AAA/Aaa)(b)
1,200,000	5.75	07/01/2005	1,218,300

			8,688,773

Iowa – 2.1%
Iowa Finance Authority Hospital Facilities Revenue Bonds (Mercy Medical Center Project) (FSA) (AAA/Aaa)
760,000	5.25	08/15/2007	798,585
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)
575,000	4.30	07/01/2016	578,870
Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (AMT) (NR/Aaa)
2,000,000	5.70	06/01/2009	2,140,580

			3,518,035

26	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – 2.7%
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AAA/Aaa)
$ 1,770,000	5.00%	10/01/2018	$ 1,913,352
Kansas Independent College Finance Authority Educational Facilities Revenue Bonds (Benedictine College Project) (NR/NR)(b)
560,000	6.25	10/01/2007	592,340
Kansas State Development Finance Authority Revenue Bonds (Refunding Athletic Facilities University of Kansas) Series K (A/A1)
1,065,000	5.00	06/01/2018	1,136,163
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/Baa1)
750,000	5.25	07/01/2012	809,753

			4,451,608

Kentucky – 0.9%
Butler County KY School District Finance Corp. School Building Revenue Bonds (Refunding) Series B (NR/Aa3)
560,000	3.25	08/01/2013	547,675
Jefferson County KY GO Bonds (Refunding) Series C (AMT) (AA/Aa2)
465,000	5.38	05/15/2007	487,250
460,000	5.45	05/15/2008	489,113

			1,524,038

Louisiana – 4.0%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (AAA/Aaa)
2,655,000	5.25	12/01/2018	2,970,361
Tangipahoa Parish LA Hospital Service District No. 1 Hospital Revenue Bonds (Refunding North Oaks Medical Center Project) Series A (A/NR)
2,275,000	5.38	02/01/2015	2,474,313
1,100,000	5.38	02/01/2018	1,193,324

			6,637,998

Maryland – 1.1%
Maryland State Health & Higher Education Facilities Authority Revenue Bonds (Board of Child Care) (A/NR)
450,000	4.00	07/01/2006	455,895
1,250,000	5.50	07/01/2013	1,385,325

			1,841,220

Massachusetts – 0.0%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)
10,000	5.25	06/01/2013	10,695

Michigan – 10.5%
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (AAA/Aaa)
550,000	4.00	05/01/2014	564,520

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Lake Orion MI Community School District GO Bonds Series A (Q-SBLF/FGIC) (AAA/Aaa)(b)
$ 2,000,000	6.00%	05/01/2010	$ 2,259,400
Michigan Higher Education Facilities Authority Limited Obligation Revenue Bonds (Calvin College Project) (NR/NR)
500,000	5.40	12/01/2011	535,945
1,125,000	5.55	12/01/2013	1,206,101
2,000,000	5.65	12/01/2014	2,148,900
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
2,500,000	5.50	11/15/2010	2,730,225
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)(b)
1,650,000	6.13	11/15/2009	1,870,044
Michigan State Housing Development Authority Revenue Bonds Series B (AMT) (AMBAC) (AAA/NR)
1,500,000	4.80	12/01/2010	1,543,395
Newaygo MI Public Schools GO Bonds (Q-SBLF) (AA/Aa2)(b)
750,000	5.00	05/01/2010	816,517
250,000	5.13	05/01/2010	273,608
Paw Paw MI Public School District GO Bonds (School Building & Site) (Q-SBLF) (AA/Aa2)(b)
475,000	5.30	05/01/2010	523,678
South Lyon MI Community Schools GO Bonds Series A (Q-SBLF) (AA/Aa2)(b)
875,000	5.50	05/01/2010	972,711
Stockbridge MI Community Schools GO Bonds (Q-SBLF) (AA/Aa2)(b)
665,000	5.10	05/01/2010	727,031
Thornapple Kellogg MI School District GO Bonds (Refunding) (FSA/Q-SBLF) (AAA/Aaa)
1,130,000	5.00	05/01/2021	1,212,976

			17,385,051

Minnesota – 3.3%
Chaska MN Electric Revenue Bonds Series A (NR/A3)
1,000,000	6.00	10/01/2010	1,140,670
Dakota County MN Community Development Agency GO Bonds (Governmental Housing Development) (Refunding Senior Housing Facilities) Series A (AA+/Aaa)
900,000	5.00	01/01/2015	989,640
875,000	5.00	01/01/2016	954,739
1,050,000	5.00	01/01/2017	1,140,394
Minneapolis MN Revenue Bonds (Blake School Project) (NR/A2)
240,000	4.40	09/01/2008	249,775
320,000	4.50	09/01/2009	336,666
Minnesota State Housing Finance Agency Revenue Bonds (Residential Housing Series G) (GO) (AA+/Aa1)
565,000	4.25	07/01/2017	567,944

			5,379,828

The accompanying notes are an integral part of these financial statements.	27

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Mississippi – 0.7%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (University of Mississippi Medical Center Project) (MBIA-IBC) (AAA/Aaa)
$ 1,000,000	5.65%	12/01/2009	$ 1,101,680

Missouri – 11.7%
Bonne Terre MO Certificates of Participation (AMBAC) (NR/Aaa)
870,000	5.25	11/01/2018	957,348
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A/NR)
745,000	5.25	06/01/2012	808,079
Fort Zumwalt MO School District GO Bonds (Refunding Direct Deposit Program) Series A (AA+/Aa1)
835,000	5.00	03/01/2020	900,831
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)
600,000	5.30	03/01/2008	626,478
600,000	5.65	03/01/2013	638,808
Independence MO School District GO Bonds (Refunding Direct Deposit Program) (FSA) (AAA/Aaa)
1,000,000	4.50	03/01/2018	1,048,200
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) (NR/Aa3)
865,000	5.00	12/01/2013	958,351
855,000	5.00	12/01/2014	940,628
Jefferson City MO School District GO Bonds Series A (NR/Aa2)
300,000	6.70	03/01/2011	338,193
Joplin MO Industrial Development Authority Health Care Facilities Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)
290,000	4.00	02/15/2008	293,721
555,000	5.50	02/15/2014	605,361
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
1,070,000	5.00	04/01/2019	1,137,314
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)
825,000	5.60	03/01/2016	858,107
Missouri State Health & Educational Facility Authority Revenue Bonds (SSM Health Care) Series A (MBIA) (AAA/Aaa)
400,000	5.00	06/01/2012	422,612
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (NR/Aaa)
500,000	6.75	05/15/2012	607,795
Missouri State Health and Educational Facilities Revenue Bonds (Washington University) Series A (AAA/Aa1)
1,620,000	5.00	02/15/2021	1,735,052
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
1,330,000	4.75	12/01/2010	1,390,861

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Osage Beach MO Waterworks & Sewer System Revenue Bonds (NR/NR)
$ 195,000	4.85%		12/01/2006	$ 201,053
225,000	5.50	(b)	12/01/2010	250,740
290,000	5.60	(b)	12/01/2010	324,643
St. Charles County MO Industrial Development Revenue Bonds (Housing Vanderbilt Apartments) (A-/NR)(a)(d)
1,400,000	5.00		02/01/2009	1,412,012
St. Charles MO Certificates of Participation Series B (NR/A2)
1,000,000	5.50		05/01/2018	1,086,770
St. Louis MO Parking Facilities Revenue Bonds (Downtown Parking Facilities) Series A (NR/NR)
775,000	5.88		02/01/2020	807,938
St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)
650,000	7.20		01/01/2008	719,043
290,000	7.20		01/01/2009	330,913

				19,400,851

Nebraska – 0.7%
Lincoln Lancaster County NE Public Building Community GO Bonds (Refunding Tax Supported Lease Rental) (AA+/Aa1)
1,020,000	5.00		10/15/2014	1,127,457

New Mexico – 0.0%
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)
10,000	6.15		09/01/2017	10,579

New York – 6.0%
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding) Series A (AA-/A2)
2,000,000	5.10		01/01/2021	2,136,940
New York GO Bonds Series J (A/A1)
3,230,000	5.25		08/01/2011	3,432,521
New York NY City Municipal Water Finance Authority Water & Sewer System Revenue Bonds Series A (AA+/Aa2)
700,000	4.00		06/15/2011	726,124
New York NY City Transitional Finance Authority Revenue Bonds (Prerefunded Future Tax) Series B (AAA/Aa1)(b)
375,000	6.00		05/15/2010	430,013
New York NY City Transitional Finance Authority Revenue Bonds (Unrefunded Future Tax) Series B (AAA/Aa1)(b)
125,000	6.00		05/15/2010	143,338
New York NY GO Bonds Series G (A/A1)
1,000,000	5.63		08/01/2013	1,119,900
New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A3)
240,000	7.38		05/15/2010	268,058
New York State Dormitory Authority Revenue Bonds Series B (AA-/A2)
540,000	5.00		05/15/2008	570,418
New York State Urban Development Corp. Revenue Bonds (AA-/A2)
1,000,000	6.25		01/01/2007	1,053,310

				9,880,622

28	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
North Carolina – 0.2%
North Carolina Housing Finance Agency Revenue Bonds (Single Family) Series TT (AMT) (AA/Aa2)
$ 195,000	5.00%	03/01/2007	$ 197,258
210,000	5.00	09/01/2007	213,719

			410,977

North Dakota(b) – 0.3%
North Dakota State Municipal Bond Bank Revenue Bonds (State Revolving Funding Program) Series A (NR/Aaa)
400,000	6.00	10/01/2010	457,340

Ohio – 3.2%
Cleveland OH GO Bonds (MBIA) (AAA/Aaa)
500,000	5.50	08/01/2008	534,960
Cleveland OH Municipal School District GO Bonds (FSA) (AAA/Aaa)
1,695,000	5.00	12/01/2022	1,814,887
Cuyahoga County OH GO Bonds (AA+/Aa1)
165,000	5.55	12/01/2020	181,904
Kettering OH City School District GO Bonds (School Improvement) (FSA) (NR/Aaa)
1,065,000	5.00	12/01/2020	1,147,037
Perrysburg OH Exempt Village School District GO Bonds Series B (FSA) (AAA/Aaa)
1,385,000	5.75	12/01/2013	1,612,971

			5,291,759

Oklahoma – 1.7%
Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA-/NR)
2,530,000	6.20	11/01/2014	2,881,063

Oregon – 0.0%
Oregon State Housing & Community Services Department Revenue Bonds Series D (AMT) (NR/Aa2)
75,000	5.55	07/01/2006	75,705

Rhode Island – 0.5%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/Aaa)
180,000	5.70	12/01/2012	196,275
190,000	5.75	12/01/2013	205,871
205,000	5.80	12/01/2014	220,617
125,000	5.90	12/01/2015	134,880

			757,643

South Carolina – 3.2%
Berkeley County SC GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
445,000	5.00	09/01/2014	492,148
College of Charleston SC Revenue Bonds (Academic & Administrative Facilities) Series B (XLCA) (NR/Aaa)
750,000	5.00	04/01/2023	795,322
Easley SC Utility Revenue Bonds (Combined) (FSA) (AAA/Aaa)(b)
1,000,000	5.00	12/01/2012	1,107,440

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina – (continued)
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AAA/Aaa)
$ 1,000,000	5.00%	04/01/2017	$ 1,094,820
1,000,000	5.00	04/01/2019	1,076,870
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AMBAC) (AAA/Aaa)
700,000	5.00	04/01/2016	771,834

			5,338,434

South Dakota – 2.7%
Hot Springs SD School District No. 023-2 GO Bonds (FSA) (AAA/Aaa)
120,000	4.80	07/01/2009	127,103
South Dakota Housing Development Authority Revenue Bonds (AAA/Aa1)(a)
300,000	4.65	05/01/2006	301,500
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)
660,000	4.60	05/01/2005	660,000
780,000	4.70	05/01/2006	782,465
250,000	5.15	05/01/2011	259,113
South Dakota Housing Development Authority Revenue Bonds (Homeownership Mortgage) Series D (AMT) (AAA/Aa1)
795,000	4.70	05/01/2006	799,277
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AAA/Aaa)
800,000	5.00	09/01/2008	847,376
660,000	5.00	09/01/2010	713,684

			4,490,518

Tennessee – 1.1%
Memphis TN Water Refunding Revenue Bonds (AAA/Aaa)
1,000,000	6.00	01/01/2006	1,022,010
Memphis-Shelby County TN Sports Authority, Inc. Revenue Bonds (Memphis Arena Project) Series A (AMBAC) (AAA/Aaa)
700,000	5.50	11/01/2011	789,761

			1,811,771

Texas – 7.8%
Brownwood TX Independent School District GO Bonds (Refunding School Building) (FGIC) (NR/Aaa)
1,245,000	5.25	02/15/2016	1,388,013
Channelview TX Independent School District GO Bonds (Building) Series B (PSF-GTD) (AAA/Aaa)
250,000	5.00	08/15/2020	268,608
625,000	5.00	08/15/2021	669,019
Corpus Christi TX Utility System Revenue Bonds (Refunding) (FSA) (AAA/Aaa)
375,000	5.00	07/15/2012	410,246
Dayton TX Independent School District GO Bonds (Refunding) (PSF-GTD) (AAA/NR)
1,000,000	5.00	02/15/2015	1,087,140

The accompanying notes are an integral part of these financial statements.	29

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
El Paso TX Water and Sewer Revenue Bonds (Refunding) Series B (FSA) (AAA/NR)
$ 500,000	5.25%	03/01/2021	$ 547,785
Frenship TX Independent School District GO Bonds (Capital Appreciation Refunding School Building) (PSF-GTD) (AAA/Aaa)(c)
845,000	0.00	02/15/2014	591,686
Lake Travis TX Independent School District GO Bonds (Refunding) (PSF-GTD) (AAA/NR)
1,675,000	5.00	02/15/2014	1,850,105
Lubbock TX GO Bonds (Electric Light & Power System) (AMBAC) (AAA/Aaa)
1,400,000	5.00	04/15/2015	1,526,392
North Harris Montgomery Community College District Revenue Bonds (FGIC) (AAA/Aaa)
420,000	5.75	02/15/2018	464,944
North TX Municipal Water District Texas Regional Solid Waste Disposal System Revenue Bonds (AMBAC) (AAA/Aaa)
1,690,000	5.00	09/01/2020	1,795,490
Roma TX Independent School District GO Bonds (Refunding) (PSF-GTD) (AAA/NR)
1,060,000	5.00	08/15/2021	1,127,405
San Antonio TX GO Bonds (General Improvement) (AA+/Aa2)(b)
10,000	6.00	02/01/2010	11,283
West University Place TX GO Bonds (Permanent Improvement) (FGIC) (AAA/Aaa)(b)
990,000	5.25	02/01/2010	1,084,515

			12,822,631

Virginia – 0.7%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (AAA/Aaa)
1,000,000	5.25	07/15/2017	1,141,480

Washington – 2.9%
Kitsap County WA GO Bonds (Refunding) (MBIA) (AAA/Aaa)
1,075,000	5.00	07/01/2020	1,145,982
Port Seattle WA GO Bonds Series B (AMT) (AA+/Aa1)
1,890,000	6.00	12/01/2015	2,108,125
Washington Higher Educational Facility University of Puget Sound Revenue Bonds (A+/A1)
500,000	5.00	10/01/2006	514,165
Washington State Higher Education Facilities Authority Revenue Bonds (Refunding University of Puget Sound Project) (A+/A1)
1,000,000	4.75	10/01/2008	1,041,440

			4,809,712

Wisconsin – 1.3%
Grafton WI School District GO Bonds (MBIA) (NR/Aaa)(b)
615,000	5.75	04/01/2011	700,214
Wisconsin State Certificates of Participation (Master Lease) Series D (MBIA) (AAA/Aaa)
1,465,000	4.00	03/01/2007	1,493,128

			2,193,342

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Wyoming – 0.8%
Wyoming Community Development Authority Housing Revenue Bonds Series 5 (AMT) (AA+/Aa1)
$ 785,000	4.80%	06/01/2009	$ 807,482
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)
30,000	5.15	12/01/2010	31,924
375,000	5.20	12/01/2011	399,589

			1,238,995

Puerto Rico – 1.4%
Puerto Rico Commonwealth GO Bonds (Public Improvement) Series A (A-/Baa1)
1,000,000	5.25	07/01/2014	1,111,220
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series AA (A/Baa1)
1,150,000	5.00	07/01/2006	1,177,669

			2,288,889

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $156,469,567)			$163,886,861

Repurchase Agreement(e) – 2.2%
State Street Bank & Trust Co.
$3,565,000	2.55%	05/02/2005	$ 3,565,000
Maturity Value: $3,565,758 (Cost $3,565,000)

TOTAL INVESTMENTS – 101.4%
(Cost $160,034,567)			167,451,861
Liabilities in excess of other assets – (1.4)%			(2,324,404)

Net Assets – 100.0%			$165,127,457

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2005.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset dates.
(e)	Repurchase agreement was entered into on April 29, 2005. This agreement was fully collateralized by $3,545,000 U.S. Treasury Bond, 7.50% due 11/15/2016 with a market value of $4,679,836.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

30	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Insured by Federal Home Loan Mortgage Corp.
FNMA	—Insured by Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
MBIA	—Insured by Municipal Bond Investors Assurance
MBIA-IBC	—Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Bond Loan Fund
XLCA	—Insured by XL Capital Assurance

Security ratings disclosed are issued by Standard & Poor’s Rating Service/Moody’s Investor Service. A description of the ratings is available in the Funds’ Statement of Additional Information.

PORTFOLIO COMPOSITION AS OF 4/30/05

Sector Allocation

General Obligations	31.2%
Prerefunded Escrow to Maturity	13.0
Lease	12.2
Education	9.4
General	8.5
Hospital	8.3
Water/Sewer	5.6
Single Family Housing	4.4
Transportation	3.0
Student	1.8
Multi Family Housing	1.7
Power	0.9

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding repurchase agreements and cash).

The Fund is actively managed and, over such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	31

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Missouri Tax-Free Intermediate Bond Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2005, the Institutional Shares of the Fund had a total return of 0.63%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 0.55% for the same period based on NAV. This compares to the Lipper Intermediate Municipal Funds Index(2) six-month return of 0.73% and the Lehman 3-15 Year Blend Index(3) six-month return of 0.94%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 99.7%
Michigan – 0.6%
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)
$ 500,000	5.50%	11/15/2010	$ 546,045
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)(a)
500,000	6.13	11/15/2009	566,680

			1,112,725

Missouri – 94.7%
Belton MO Capital Improvement Sales Tax Revenue Bonds (MBIA) (NR/Aaa)
200,000	5.00	03/01/2006	203,870
Belton MO Certificates of Participation Series B (MBIA) (NR/Aaa)
535,000	4.65	03/01/2011	556,213
Belton MO School District No. 124 Direct Deposit Program GO Bonds Series A (Refunding) (AA+/Aa1)
715,000	4.00	03/01/2016	724,002
650,000	4.00	03/01/2017	652,853
675,000	4.00	03/01/2018	674,966
Bonne Terre MO Certificates of Participation (AMBAC) (NR/Aaa)
250,000	5.25	11/01/2015	280,353
830,000	5.25	11/01/2017	918,868
755,000	5.25	11/01/2019	828,930
Branson MO Reorganized School District Revenue Bonds (AMBAC) (AAA/Aaa)
300,000	5.50	03/01/2014	343,728
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
500,000	5.25	03/01/2017	566,475
1,000,000	4.00	03/01/2020	987,830
1,000,000	5.25	03/01/2021	1,099,820
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A/NR)
1,030,000	5.25	06/01/2011	1,116,705
1,000,000	5.25	06/01/2013	1,084,070

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Cape Girardeau MO Special Obligation Revenue Bonds (Refunding & Improvement) (NR/NR)
$ 490,000	4.50%	10/01/2005	$ 492,161
335,000	4.50	10/01/2006	338,588
125,000	4.50	10/01/2008	126,929
Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (NR/Aaa)(a)
950,000	5.00	08/01/2007	995,486
Clay County MO Public Building Authority Leasehold Revenue Bonds Series C (FSA) (AAA/NR)
40,000	5.00	05/15/2009	42,336
Clay County MO Public School District No. 53 Direct Deposit Program GO Bonds (AA+/NR)
825,000	5.60	03/01/2013	910,115
Clay County MO Public School District No. 53 Direct Deposit Program Series B (FSA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,067,160
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series A (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,067,160
Clay County MO Reorganized School District No. R1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)
740,000	5.00	03/01/2013	799,622
850,000	5.00	03/01/2014	917,082
900,000	5.00	03/01/2015	967,104
Clay County MO Reorganized School District No. R1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)
1,125,000	5.00	03/01/2014	1,241,325
695,000	5.00	03/01/2021	742,809
750,000	5.00	03/01/2022	798,472
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)
500,000	5.00	12/01/2012	517,180
Columbia MO Certificates of Participation (Stephens Lake Property) (AA-/NR)
1,000,000	5.98	01/01/2007	1,019,860

(1)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(2)	The Lipper Intermediate Municipal Funds Index is an unmanaged index consisting of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The Index figures do not reflect any fees, expenses or taxes.
(3)	The Lehman 3-15 Year Blend Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any fees, expenses or taxes.

32	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Columbia MO Water & Electricity Revenue Bonds (Refunding and Improvement Series A) (AA-/A1)
$ 550,000	4.70%	10/01/2010	$ 576,065
Florissant MO Certificates of Participation (FGIC) (NR/Aaa)
330,000	5.00	08/01/2011	361,591
560,000	5.00	08/01/2012	616,683
485,000	5.00	08/01/2015	527,277
500,000	5.00	08/01/2016	540,605
450,000	5.00	08/01/2017	482,999
Fort Zumwalt MO School District GO Bonds (Refunding Direct Deposit Program Series A) (AA+/Aa1)
700,000	5.00	03/01/2017	765,898
935,000	5.00	03/01/2018	1,019,028
945,000	5.00	03/01/2019	1,025,098
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding Series C) (FGIC) (NR/Aaa)
395,000	5.00	12/01/2015	430,823
Fulton MO 54 Transportation Corp. Highway Revenue Bonds (AMBAC) (AAA/NR)
1,580,000	5.00	09/01/2006	1,626,515
Greene County MO Reorganized School District No. R8 Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
520,000	5.25	03/01/2016	574,465
1,050,000	5.25	03/01/2019	1,140,720
Hickman Mills MO C-1 School District Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
2,300,000	5.00	03/01/2019	2,461,069
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)
635,000	5.25	03/01/2007	653,085
850,000	5.85	03/01/2019	904,417
Independence MO School District GO Bonds (AA+/Aa1)
1,230,000	5.25	03/01/2013	1,323,259
Independence MO School District Refunding Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)
600,000	5.00	03/01/2013	662,838
Jackson County MO Consolidated School District No. 002 Direct Deposit Program GO Bonds (AA+/NR)
1,275,000	5.00	03/01/2018	1,352,839
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NR/Aa3)
325,000	5.25	11/01/2014	351,660
340,000	5.35	11/01/2015	368,421
Jackson County MO Reorganized School District No. 007 Lee’s Summit Direct Deposit GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
1,070,000	5.25	03/01/2015	1,184,811
Jackson County MO Reorganized School District No. 007 Lee’s Summit School District Certificates of Participation (Refunding) (NR/NR)
200,000	5.00	10/01/2006	204,054
325,000	5.00	10/01/2007	334,640
300,000	5.00	10/01/2008	309,525
Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aaa)
400,000	4.50	12/01/2007	415,056
2,000,000	5.50	12/01/2012	2,262,660

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jefferson County MO Consolidated Public Water Supply District No. C-1 (AMBAC) (NR/Aaa)
$1,000,000	5.25%	12/01/2015	$ 1,117,650
Jefferson County MO Consolidated School District No. 006 Direct Deposit Program (MBIA) (AAA/Aaa)
1,000,000	5.00	03/01/2018	1,067,160
2,000,000	5.00	03/01/2019	2,124,460
Jefferson County MO Reorganized School District No. R6 GO Bonds (Refunding Insured) (FGIC) (AAA/Aaa)
530,000	5.00	03/01/2011	569,374
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (AA/NR)
330,000	5.35	06/01/2009	358,344
425,000	5.70	06/01/2013	463,781
380,000	5.75	06/01/2014	417,947
400,000	5.80	06/01/2015	439,696
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
600,000	5.50	02/15/2012	651,834
Joplin MO Industrial Development Authority Revenue Bonds (Catholic Health Initiatives Series A) (AA/Aa2)
900,000	5.50	12/01/2007	952,128
Kansas City MO Municipal Assistance Corp. Revenue Bonds (Refunding & Improvement Series B) (AA-/A1)
300,000	6.20	10/01/2007	322,425
Kansas City MO Water Revenue Bonds Series A (AA/Aa3)
1,640,000	5.75	12/01/2017	1,837,718
1,735,000	5.80	12/01/2018	1,948,544
Kansas City MO Water Revenue Bonds Series C (FGIC) (AAA/Aaa)
850,000	5.00	12/01/2016	916,002
1,035,000	5.00	12/01/2019	1,100,443
Lake of the Ozarks Community Board Corp. MO Bridge System Revenue Bonds (NR/Aaa)(a)
215,000	6.25	12/01/2006	229,659
Lebanon MO Reorganized School District No. R-3 Direct Deposit Program GO Bonds (AA+/NR)
270,000	5.45	03/01/2014	292,799
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)
1,335,000	5.25	07/01/2011	1,479,727
500,000	5.25	07/01/2012	553,620
1,135,000	5.25	07/01/2015	1,246,105
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aaa)
480,000	5.00	07/01/2020	512,371
Marion County MO School District No. 060 Direct Deposit Program GO Bonds (Refunding & Improvement) (FSA) (AAA/NR)
1,000,000	5.00	03/01/2024	1,067,960
Mehlville MO School District No. R-9 Certificates of Participation (Capital Improvement Projects) (FSA) (AAA/Aaa)
1,000,000	5.25	09/01/2012	1,118,330
Missouri 210 Highway Transportation Development District Revenue Bonds Series A (U.S. Bank NA LOC) (AA-/A1)
2,125,000	4.80	07/15/2006	2,176,637
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)
1,410,000	5.25	12/01/2015	1,556,386

The accompanying notes are an integral part of these financial statements.	33

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri Higher Education Student Loan Revenue Bonds Series EE (AMT) (NR/Aaa)
$ 500,000	4.50%	02/15/2010	$ 516,025
Missouri Higher Education Student Loan Revenue Bonds Series RR (AMT) (NR/A2)
1,500,000	5.85	07/15/2010	1,626,765
Missouri State Certificates of Participation (Bonne Terre Prison Project) Series A (AMBAC) (AAA/Aaa)(a)
400,000	5.05	06/01/2009	432,020
500,000	5.13	06/01/2009	541,455
Missouri State Development Finance Board Infrastructure Facilities (Eastland Centre PJ-A) (A+/NR)
700,000	5.75	04/01/2012	758,107
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Centre PJ-A) (AMBAC) (NR/Aaa)
1,430,000	5.55	04/01/2012	1,552,494
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Branson) Series A (BBB+/Baa1)
700,000	5.00	12/01/2005	706,426
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)
300,000	5.00	04/01/2013	328,935
1,240,000	5.00	04/01/2021	1,313,396
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)
630,000	5.20	03/01/2011	653,316
1,035,000	5.30	03/01/2012	1,072,301
680,000	5.60	03/01/2016	707,288
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Electric Coop Thomas Hill) (AA/A1)
1,500,000	5.50	12/01/2006	1,562,880
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (AA/NR)
445,000	5.60	04/01/2011	486,670
1,500,000	6.00	04/01/2022	1,647,315
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities (Refunding) (Tri-County Water Authority Project) (Radian) (AA/NR)
425,000	5.50	04/01/2009	459,170
450,000	5.55	04/01/2010	482,729
280,000	5.75	04/01/2019	303,349
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Series D) (NR/Aaa)
170,000	5.13	01/01/2010	179,544
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (Balance State Revolving Funds Program) (NR/Aaa)
210,000	5.13	07/01/2011	229,177
535,000	5.20	07/01/2012	582,562
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (State Revolving Funds Program) (NR/Aaa)(a)
420,000	5.13	07/01/2010	460,240
1,165,000	5.20	07/01/2010	1,280,754

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series B (State Revolving Funds Program) (NR/Aaa)
$1,790,000	5.25%	01/01/2011	$ 1,948,433
2,130,000	5.13	01/01/2018	2,314,415
725,000	5.00	01/01/2022	769,435
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series D (State Revolving Funds Program) (NR/Aaa)(a)
170,000	5.13	01/01/2007	179,773
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series E (State Revolving Funds Program) (NR/Aaa)
735,000	5.75	01/01/2009	806,912
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)
150,000	6.00	05/15/2011	169,965
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (AAA/Aaa)
1,735,000	5.15	05/15/2010	1,889,346
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (NR/Aaa)
2,000,000	6.75	05/15/2012	2,431,180
Missouri State Health & Educational Facility Revenue Bonds (Central Institute for the Deaf) (Radian) (AA/NR)(a)
1,000,000	5.85	01/01/2010	1,119,770
Missouri State Health & Educational Facility Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
280,000	5.00	05/15/2012	293,670
750,000	5.25	05/15/2018	775,327
Missouri State Health & Educational Facility Revenue Bonds (Jefferson Memorial Hospital) (NR/Baa2)
925,000	5.00	08/15/2008	954,267
Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)
490,000	5.00	02/15/2009	511,727
510,000	5.00	02/15/2014	536,607
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (A/A2)
500,000	6.25	12/01/2008	541,440
1,000,000	6.25	12/01/2011	1,109,900
700,000	6.25	12/01/2012	779,142
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)
1,200,000	5.25	10/01/2010	1,284,012
1,000,000	5.50	10/01/2012	1,132,280
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AMBAC) (AAA/Aaa)
1,000,000	5.00	10/01/2010	1,046,810
Missouri State Health & Educational Facility Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospital) (FSA) (AAA/Aaa)
1,650,000	4.75	12/01/2010	1,769,146
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aaa)
250,000	5.00	11/15/2010	271,060
2,000,000	5.00	11/15/2014	2,205,500
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)
500,000	5.00	11/01/2017	534,525

34	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facility Revenue Bonds (Washington University) Series A (AAA/Aa1)
$1,000,000	5.00%	02/15/2017	$ 1,089,530
1,545,000	5.00	02/15/2020	1,661,184
Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds Series A (AA/Aa2)
500,000	5.00	02/01/2008	528,000
875,000	5.50	02/01/2009	953,129
450,000	5.00	02/01/2015	485,298
Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)
725,000	4.50	12/01/2008	746,685
910,000	4.65	12/01/2009	941,404
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (GNMA/FNMA) (AAA/NR)
110,000	5.80	09/01/2011	113,634
105,000	5.90	09/01/2012	108,136
115,000	6.00	09/01/2013	119,187
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-2) (AMT) (GNMA/FNMA) (AAA/NR)
50,000	5.40	03/01/2006	50,309
35,000	5.50	03/01/2007	35,635
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan B-2) (AMT) (GNMA/FNMA) (AAA/NR)
85,000	4.75	03/01/2007	85,913
75,000	5.20	03/01/2008	76,934
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series C-2) (AMT) (GNMA/FNMA) (AAA/NR)
65,000	4.90	09/01/2007	66,210
65,000	5.00	03/01/2008	66,559
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series E-1) (AMT) (GNMA/FNMA) (AAA/NR)
95,000	5.00	03/01/2012	98,276
90,000	5.00	09/01/2012	93,103
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeownership-B) (AMT) (GNMA/FNMA) (AAA/NR)
15,000	5.50	03/01/2006	15,103
Missouri State Housing Development Community Mortgage Revenue Bonds Series C-2 (AMT) (GNMA/FNMA) (AAA/NR)
40,000	4.90	03/01/2007	40,216
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)
300,000	5.25	08/01/2016	336,162
Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)
475,000	7.00	06/01/2010	562,338
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (AAA/Aaa)
1,000,000	5.45	03/01/2014	1,100,370

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)
$ 515,000	5.00%	12/01/2010	$ 550,200
1,180,000	5.13	12/01/2012	1,260,240
Nixa MO Electric System Revenue Bonds (XLCA) (AAA/Aaa)
1,000,000	4.75	04/01/2015	1,070,680
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aaa)
1,000,000	5.00	11/15/2018	1,073,900
1,000,000	5.00	11/15/2019	1,067,930
Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/Aaa)
2,875,000	5.00	06/01/2020	3,069,609
O’ Fallon MO Certificates of Participation (MBIA) (NR/Aaa)
1,000,000	5.00	02/01/2022	1,060,950
Osage Beach MO Waterworks and Sewer System Revenue Bonds (NR/NR)(a)
220,000	4.75	12/01/2008	232,648
575,000	4.95	12/01/2008	611,926
250,000	5.30	12/01/2010	276,068
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aaa)
600,000	4.80	03/01/2015	636,852
740,000	4.90	03/01/2016	785,717
Pike County MO Certificates of Participation (NR/NR)
720,000	5.63	12/01/2019	768,622
Richmond Heights MO Certificates of Partnership Capital Improvement Projects Series A Certificates of Participation (MBIA) (AAA/Aaa)
540,000	4.60	08/15/2005	543,013
575,000	4.70	02/15/2006	584,292
430,000	4.70	08/15/2006	440,681
Ritenour MO Consolidated School District (Refunding Series A) (FGIC) (AAA/Aaa)
950,000	9.50	02/01/2008	1,111,006
Rolling Hills MO Consolidated Library District Certificates of Participation (XLCA) (AAA/NR)
355,000	5.00	03/01/2019	374,209
745,000	5.00	03/01/2020	785,312
Scott County MO Public Facilities Authority Leasehold Revenue Bonds (AMBAC) (NR/Aaa)
500,000	4.85	12/01/2008	520,980
Springfield MO Certificates of Participation (Law Enforcement Communication) (NR/Aa3)
400,000	5.35	06/01/2008	427,892
Springfield MO School District No. 12 Revenue Bonds (Refunding Series B) (FGIC) (AAA/Aaa)
620,000	9.50	03/01/2007	693,594
St. Charles County MO Community College GO Bonds (FGIC) (NR/Aaa)
890,000	5.00	02/15/2016	928,724
St. Charles County MO Industrial Development Revenue Bonds (Housing Vanderbilt Apartments) (A-/NR)(b)
1,050,000	5.00	02/01/2009	1,059,009

The accompanying notes are an integral part of these financial statements.	35

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles MO Certificates of Participation Series B (NR/A2)
$ 450,000	5.00%	05/01/2009	$ 472,203
875,000	5.00	05/01/2010	919,485
500,000	5.00	05/01/2011	529,410
500,000	5.50	05/01/2018	543,385
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa3)
350,000	5.25	06/01/2019	378,581
735,000	5.20	06/01/2024	778,578
St. Louis County MO Certificates of Partnership (AA+/Aa2)
300,000	4.40	05/15/2011	311,895
St. Louis County MO GO Bonds (Unrefunded Series A) (AAA/Aaa)
105,000	5.10	02/01/2006	105,402
St. Louis County MO Industrial Development Authority Revenue Bonds (Eden Theological Seminary Project) (NR/NR)
355,000	5.45	10/15/2014	366,715
500,000	5.50	10/15/2018	515,670
St. Louis County MO Mortgage Revenue Bonds (Certificates Receipts-GNMA Collateral) Series F (AMT) (ETM) (AAA/NR)
500,000	5.20	07/01/2007	523,550
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding Convention & Sport Facilities Project B-1) (AA+/Aa2)
2,000,000	5.00	08/15/2006	2,057,180
St. Louis County MO Rockwood School District No. R6 GO Bonds Series A (AA+/NR)
1,865,000	5.00	02/01/2014	2,038,631
St. Louis County MO School District No. 2 Direct Deposit Program GO Bonds Parkway (AA+/NR)
440,000	6.50	03/01/2008	482,517
St. Louis MO Airport Revenue Bonds (Lambert St. Louis International) Series B (AMT) (FGIC) (AAA/Aaa)
1,395,000	6.00	07/01/2009	1,525,977
St. Louis MO Board of Education GO Bonds Series B (State Aid Direct Deposit) (FGIC) (AAA/Aaa)(a)
1,500,000	5.50	04/01/2008	1,610,145
St. Louis MO GO Bonds (Public Safety) (FGIC) (AAA/Aaa)
3,000,000	5.13	02/15/2012	3,222,960
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Improvement City Justice Center Series A) (AMBAC) (AAA/Aaa)(a)
600,000	5.75	02/15/2006	626,244
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (NR/Aaa)
700,000	5.25	02/15/2015	774,669
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding Civil Centers Building Project Series A) (FSA) (AAA/Aaa)
400,000	5.00	08/01/2012	440,488
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)
1,200,000	5.50	02/01/2015	1,256,940

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)
$ 995,000	7.20%	01/01/2008	$ 1,100,689
1,330,000	7.20	01/01/2009	1,517,636
Sullivan MO Consolidated School District No. 2 Direct Deposit Program GO Bonds Franklin County (AA+/NR)
800,000	6.05	03/01/2020	906,120
Sullivan MO School District Building Corporation Leasehold Revenue Bonds (Radian) (AA/NR)(a)
575,000	5.25	03/01/2012	643,368
Taney County MO Reorganized School District No R-V GO Bonds (Hollister SD-Refunding & Improvement-MO Direct Deposit Program) (FSA) (AAA/Aaa)
1,100,000	5.00	03/01/2018	1,179,332
1,050,000	5.00	03/01/2021	1,115,541
Troy MO Reorganized School District No. 3 Lincoln County (Direct Deposit Program) (AA+/NR)
1,000,000	5.00	03/01/2017	1,072,120
University of Missouri Revenue Bonds (Refunding System Facilities Series B) (AA/Aa2)
375,000	5.38	11/01/2014	418,279
University of Missouri Revenue Bonds (System Facilities Series A) (AA/Aa2)
250,000	4.25	11/01/2005	252,075
Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aaa)
1,000,000	5.25	03/01/2013	1,121,740

			170,451,727

Puerto Rico – 4.4%
Puerto Rico Commonwealth GO Bonds (Public Improvement) Series A (A-/Baa1)
1,000,000	5.25	07/01/2014	1,111,220
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series AA (A/Baa1)
1,895,000	5.00	07/01/2007	1,969,530
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series AA (MBIA) (AAA/Aaa)
1,200,000	5.50	07/01/2019	1,414,488
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AAA/AAA)
555,000	5.00	07/01/2022	627,095
Puerto Rico Municipal Finance Agency GO Bonds (Refunding Series B) (FSA) (AAA/Aaa)
2,455,000	5.50	08/01/2018	2,697,603

			7,819,936

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $171,620,855)			$179,384,388

36	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(c) – 0.7%
State Street Bank & Trust Co.
$1,336,000	2.55%	05/02/2005	$ 1,336,000
Maturity Value: $1,336,284 (Cost $1,336,000)

TOTAL INVESTMENTS – 100.4%
(Cost $172,956,855)			180,720,388
Liabilities in excess of other assets – (0.4)%			(759,339)

Net Assets – 100.0%			$179,961,349

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Security with “Put” features with resetting interest rates. Maturity date disclosed is the next interest reset date.
(c)	Repurchase agreement was entered into on April 29, 2005. This agreement was fully collateralized by $1,035,000 U.S. Treasury Bond, 7.50% due 11/15/2016 with a market value of $1,366,327.

Investment Abbreviations:
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	—Insured by American Municipal Bond Assurance Corp.—Transferable Custodial Receipts
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FNMA	—Insured by Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
LOC	—Letter of Credit
MBIA	—Insured by Municipal Bond Investors Assurance
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance
XLCA	—Insured by XL Capital Assurance

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

PORTFOLIO COMPOSITION AS OF 4/30/05

Sector Allocation

General Obligations	30.9%
Lease	17.4
Hospital	12.2
Water/Sewer	11.1
Education	6.9
Prerefunded Escrow to Maturity	6.6
Transportation	4.9
General	4.6
Power	2.2
Multi Family Housing	1.5
Student	1.2
Single Family Housing	0.5

The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding repurchase agreements and cash).

The Fund is actively managed and, over such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	37

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Kansas Tax-Free Intermediate Bond Fund

Performance Review(1) (Unaudited)

For the six months ended April 30, 2005, the Institutional Shares of the Fund had a total return of 0.80%, based on Net Asset Value (NAV). The Service Shares had a total return, without sales charge, of 0.68% for the same period based on NAV. This compares to the Lipper Intermediate Municipal Funds Index(2) six-month return of 0.73% and the Lehman 3-15 Year Blend Index(3) six-month return of 0.94%. Past performance is no guarantee of future results.

Statement of Investments

April 30, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 101.1%
Kansas – 93.2%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (AAA/Aaa)
$1,000,000	4.75%	08/01/2017	$ 1,056,350
Butler County KS Unified School District GO Bonds (Improvement Series B) (FSA) (AAA/NR)
1,260,000	5.00	09/01/2026	1,333,924
Cowley County KS Community College Dormitory Revenue Bonds (Refunding) (NR/NR)
410,000	5.00	03/01/2012	436,523
Crawford County KS Unified School District GO Bonds (FSA) (NR/Aaa)
545,000	4.60	09/01/2013	568,620
Derby KS GO Bonds (Refunding Series B) (AMBAC) (NR/Aaa)
440,000	5.00	12/01/2013	478,183
Derby KS GO Bonds Series A (AMBAC) (NR/Aaa)
310,000	4.90	12/01/2014	333,213
Derby KS Water Systems Revenue Bonds (Refunding & Improvement Series 2) (AMBAC) (AAA/Aaa)(a)
500,000	5.60	10/01/2009	551,120
Dodge City KS Unified School District No. 443 GO Bonds (FSA) (AAA/Aaa)
535,000	7.00	09/01/2006	564,141
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/Aaa)
1,450,000	5.00	03/01/2012	1,591,114
Douglas County KS GO Bonds (Refunding Sales Tax Series A) (AMBAC) (NR/Aaa)
1,000,000	5.00	08/01/2012	1,102,560
Douglas County KS Unified School District No. 497 GO Bonds Series A (NR/Aa3)
400,000	5.00	09/01/2006	411,668
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)
495,000	5.00	09/01/2015	549,782
Hutchinson KS Community College & Area Vocational School Student Revenue Bonds (Refunding & Improvement) (A-/NR)
450,000	5.25	10/01/2033	473,170

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)
$ 765,000	4.00%	04/01/2013	$ 786,848
Johnson County KS Community College Revenue Bonds (Student Commons & Parking) (MBIA) (AAA/Aaa)
410,000	4.35	11/15/2007	424,604
Johnson County KS GO Bonds (Internal Improvement Series A) (AAA/Aa1)
1,000,000	5.00	09/01/2021	1,072,080
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FGIC) (AAA/Aaa)
500,000	6.00	10/01/2016	603,625
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FSA) (AAA/Aaa)
485,000	5.00	10/01/2006	500,030
415,000	4.50	10/01/2012	438,327
1,000,000	5.13	10/01/2016	1,074,970
Johnson County KS Unified School District No. 233 GO Bonds (Refunding Series B) (FGIC) (AAA/Aaa)
500,000	5.50	09/01/2017	581,930
Johnson County KS Unified School District No. 512 GO Bonds (Shawnee Mission Series A) (NR/Aa1)
325,000	6.00	10/01/2007	348,657
400,000	4.40	10/01/2012	414,980
Johnson County KS Water District No. 001 Revenue Bonds (AAA/Aaa)
735,000	5.00	12/01/2010	803,223
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (AAA/Aaa)
545,000	4.60	12/01/2009	580,327
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA GTD) (AAA/Aaa)
275,000	5.00	12/01/2019	295,226
Kansas Independent College Finance Authority Revenue Bonds (Benedictine College Project) (NR/NR)(a)
645,000	6.50	10/01/2007	698,928

(1)	Fund returns assume fee waivers and expense reductions and are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
(2)	The Lipper Intermediate Municipal Funds Index is an unmanaged index consisting of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years. The Index figures do not reflect any fees, expenses or taxes.
(3)	The Lehman 3-15 Year Blend Index is an unmanaged index composed of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any fees, expenses or taxes.

38	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Department of Transportation Highway Revenue Bonds (AA+/Aa2)
$ 800,000	5.25	%(a)	09/01/2009	$ 870,776
760,000	6.13		09/01/2009	855,623
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (AA+/Aa2)
300,000	5.50		09/01/2012	341,991
Kansas State Department of Transportation Highway Revenue Bonds Series A (AA+/Aa2)(a)
340,000	5.00		09/01/2010	371,470
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
1,270,000	5.25		05/01/2013	1,392,060
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aaa)
500,000	5.00		10/01/2011	543,580
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities Series R) (A/NR)
350,000	5.00		07/01/2014	366,195
Kansas State Development Finance Authority Revenue Bonds (Board of Regents Rehab Series G-2) (AMBAC) (AAA/Aaa)
1,000,000	5.50		10/01/2007	1,060,510
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing Series A) (MBIA) (AAA/Aaa)
1,500,000	5.00		04/01/2024	1,600,155
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (NR/Aaa)
200,000	5.00		08/01/2010	217,724
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)
400,000	5.00		02/01/2012	428,000
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)
400,000	5.00		05/01/2012	433,528
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (AMBAC) (AAA/Aaa)
2,050,000	5.00		08/01/2017	2,215,025
Kansas State Development Finance Authority Revenue Bonds (Limited Tax Impact Program Series V) (AA/A2)
1,065,000	5.00		06/01/2006	1,088,707
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Loan-2) (MBIA-IBC) (AAA/Aaa)(a)
575,000	5.25		04/01/2008	613,237
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (NR/Aa1)(a)
600,000	5.00		04/01/2008	635,748
990,000	5.25		04/01/2008	1,055,835
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(a)
705,000	5.50		04/01/2012	798,229

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (AAA/Aaa)
$ 600,000	5.00%		06/01/2013	$ 655,566
630,000	5.00		06/01/2014	684,230
300,000	5.00		06/01/2016	322,527
Kansas State Development Finance Authority Revenue Bonds (State Projects Series W) (MBIA) (AAA/Aaa)
320,000	4.00		10/01/2011	332,461
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding Series K) (A/A1)
1,015,000	5.00		06/01/2017	1,083,614
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund I) (AAA/Aaa)
955,000	5.00		11/01/2009	1,031,782
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
1,100,000	6.00	(a)	11/01/2010	1,257,553
280,000	5.50		05/01/2017	326,976
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Loan II) (AAA/Aaa)
500,000	5.25		05/01/2007	523,865
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Loan II) (AA+/Aaa)(a)
500,000	5.40		05/01/2007	525,210
Lawrence KS Hospital Revenue Bonds (Lawrence Memorial Hospital) (Radian) (AA/Baa1)
350,000	5.75		07/01/2014	384,762
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/Baa1)
550,000	5.25		07/01/2010	591,277
1,000,000	5.38		07/01/2014	1,089,040
700,000	5.38		07/01/2015	760,809
Leavenworth County KS GO Bonds Series A (AMBAC) (AAA/NR)
300,000	5.00		12/01/2005	303,684
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement Series A) (MBIA) (AAA/Aaa)
150,000	5.00		09/01/2020	162,446
Leawood KS GO Bonds Series A (NR/Aa1)
200,000	4.00		09/01/2008	206,726
McPherson KS GO Bonds (Refunding & Improvement Series 125) (AMBAC) (AAA/Aaa)
790,000	5.00		08/01/2008	840,686
Merriam KS GO Bonds (Refunding Internal Improvement Series C) (FGIC) (NR/Aaa)
285,000	4.10		10/01/2007	289,720
Olathe KS Educational Facilities Revenue Bonds (Kansas Independent Series C) (NR/NR)
500,000	5.40		10/01/2013	519,975
Olathe KS Health Facilities Revenue Bonds (Medical Center Project Series A) (AMBAC) (AAA/Aaa)
500,000	5.50		09/01/2010	555,355

The accompanying notes are an integral part of these financial statements.	39

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

April 30, 2005 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Osage City KS Electric Utility Systems Revenue Bonds (Refunding & Improvement) (NR/NR)(a)
$1,000,000	6.15%	12/01/2009	$ 1,126,860
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aaa)
600,000	5.50	09/01/2011	675,864
Pratt KS Electric Utility Systems Revenue Bonds Series 2001-1 (AMBAC) (AAA/Aaa)
725,000	4.85	05/01/2013	769,131
Riley County KS GO Bonds (Refunding Series A) (AMBAC) (AAA/Aaa)
470,000	4.50	09/01/2009	485,486
Saline County KS Unified School District No. 305 Salina GO Bonds (FSA) (NR/Aaa)(a)
230,000	5.50	09/01/2011	259,923
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (FSA) (NR/Aaa)
70,000	5.50	09/01/2016	77,795
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (AAA/NR)
680,000	5.25	09/01/2014	753,494
670,000	5.25	09/01/2015	740,591
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-1) (AMT) (GNMA) (NR/Aaa)
15,000	5.00	06/01/2013	15,030
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-2) (AMT) (GNMA) (NR/Aaa)
240,000	5.80	06/01/2017	249,682
Sedgwick County KS GO Bonds Series A (AA+/Aa1)
455,000	4.15	08/01/2010	477,259
Sedgwick County KS Unified School District No. 265 GO Bonds (FGIC) (NR/Aaa)
500,000	5.50	10/01/2009	549,725
Seward County KS Unified School District No. 480 GO Bonds (FSA) (NR/Aaa)
100,000	6.25	09/01/2005	101,190
Shawnee County KS GO Bonds (Refunding & Improvement Series A) (NR/A1)
490,000	5.00	09/01/2008	520,772
250,000	5.25	09/01/2009	271,063
520,000	4.90	09/01/2013	543,473
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa3)
1,000,000	5.00	02/01/2014	1,081,840
500,000	5.00	02/01/2018	535,670
Topeka KS GO Bonds Series A (XLCA) (NR/Aaa)
100,000	4.00	08/15/2016	101,067
Topeka KS Water & Water Pollution Control Utility Revenue Bonds Series A (FGIC) (NR/Aaa)
565,000	5.50	08/01/2010	625,455
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (A-/NR)
200,000	5.50	09/01/2011	218,006
1,000,000	6.00	09/01/2014	1,116,430
Wichita KS GO Bonds (Sales Tax) (AA/Aa2)
1,000,000	5.00	04/01/2014	1,071,010

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wichita KS GO Bonds Series 735 (AA/Aa2)
$ 250,000	4.00%	09/01/2009	$ 250,720
Wichita KS GO Bonds Series 766 (AA/Aa2)
455,000	4.30	09/01/2010	475,480
Wichita KS Hospital Revenue Bonds (Refunding Facilities Improvement Series XI) (A+/NR)
1,500,000	6.75	11/15/2014	1,723,560
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (AAA/Aaa)
600,000	4.40	09/01/2011	629,466
Wyandotte County KS School District No. 204 GO Bonds (Refunding & Improvement Series A) (FSA) (NR/Aaa)
300,000	6.38	09/01/2011	352,818
785,000	5.38	09/01/2015	860,297
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (NR/Aaa)
160,000	5.00	09/01/2012	176,578
625,000	5.25	09/01/2016	710,825
1,000,000	5.25	09/01/2020	1,140,890

			64,098,230

Puerto Rico – 7.9%
Puerto Rico Commonwealth GO Bonds (MBIA) (AAA/Aaa)(a)
500,000	5.38	07/01/2007	534,590
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement Series A) (MBIA) (AAA/Aaa)
475,000	5.50	07/01/2016	556,353
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding Series X) (FSA-CR) (AAA/Aaa)
425,000	5.50	07/01/2015	494,747
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series AA (A/Baa1)
1,000,000	5.00	07/01/2007	1,039,330
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (A/Baa1)
500,000	6.25	07/01/2013	588,665
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds Series G (FGIC) (AAA/Aaa)
1,000,000	5.25	07/01/2021	1,099,370
Puerto Rico Municipal Finance Agency GO Bonds (Refunding Series B) (FSA) (AAA/Aaa)
500,000	5.50	08/01/2018	549,410
Puerto Rico Municipal Finance Agency GO Bonds Series A (FSA) (AAA/Aaa)
500,000	5.50	08/01/2019	548,785

			5,411,250

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $66,722,575)			$69,509,480

TOTAL INVESTMENTS – 101.1%
(Cost $66,722,575)			$69,509,480
Liabilities in excess of other assets – (1.1)%			(730,350)

Net Assets – 100.0%			$68,779,130

40	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.

Investment Abbreviations:
ADFA	—Arkansas Development Finance Authority
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
FGIC	—Insured by Financial Guaranty Insurance Co.
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Insured by Government National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
MBIA	—Insured by Municipal Bond Investors Assurance
MBIA-IBC	—Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance
XLCA	—Insured by XL Capital Assurance

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

PORTFOLIO COMPOSITION AS OF 4/30/05

Sector Allocation

General Obligations	45.6%
Water/Sewer	10.3
Hospital	9.5
Education	8.2
Prerefunded Escrow to Maturity	7.8
Lease	7.5
Transportation	5.5
Power	3.6
General	1.6
Single Family Housing	0.4

The percentages shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding repurchase agreements and cash).

The Fund is actively managed and, over such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	41

COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2005 (Unaudited)

	Core Equity Fund	Growth Fund	Value Fund
Assets:
Investments in unaffiliated securities, at value (identified cost $202,308,398, $142,960,369, $99,925,904, $68,982,012, $60,232,702, $1,735,447, $572,769,846, $187,066,342, $160,034,567, $172,956,855 and $66,722,575, respectively)	$239,916,124	$155,064,864	$111,997,533
Investments in affiliated securities, at value (identified cost $14,788,263 for Asset Allocation Fund)	—	—	—
Cash	630	298	183
Foreign currencies, at value (identified cost $400,835 for International Equity Fund)	—	—	—
Receivables:
Investment securities sold, at value	1,847,864	—	—
Dividends and interest, at value	233,060	61,221	207,675
Fund shares sold	66,112	115,317	34,373
Reimbursement from investment adviser	—	13,863	—
Other assets	27,225	15,981	19,163

Total assets	242,091,015	155,271,544	112,258,927

Liabilities:
Due to custodian for bank overdraft	—	—	—
Payables:
Investment securities purchased, at value	1,634,960	—	—
Fund shares redeemed	86,558	326,055	303,931
Income distributions	44	26	46
Advisory fees	149,171	97,289	69,554
Administrative fees	29,834	19,457	13,914
Deferred trustee fees	17,876	14,665	8,938
Accrued expenses	15,706	53,224	23,687

Total liabilities	1,934,149	510,716	420,070

Net Assets:
Paid-in capital	198,465,392	172,119,326	103,648,833
Accumulated undistributed (distribution in excess of) net investment income (loss)	32,002	808,002	93,248
Accumulated net realized gain (loss) on investment and foreign currency related transactions	4,051,746	(30,270,995)	(3,974,853)
Net unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	37,607,726	12,104,495	12,071,629

NET ASSETS	$240,156,866	$154,760,828	$111,838,857

Net Assets/Shares Outstanding/Net Asset Value/Offering Price:
Net Assets:
Institutional Shares	$240,048,115	$149,940,905	$111,306,583
Service Shares	108,751	4,819,923	532,274
Total shares outstanding, no par value (unlimited number of shares authorized):
Institutional Shares	14,776,428	7,078,334	4,679,613
Service Shares	6,697	231,939	22,369
Institutional Shares: Net asset value and maximum public offering price per share (net assets/shares outstanding)	$16.25	$21.18	$23.79
Service Shares: Net asset value per share (net assets/shares outstanding)	16.24	20.78	23.80
Maximum public offering price per share(a)	16.83	21.53	24.66

(a)	For the Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, the maximum public offering price per share is calculated as (NAV per share x 1.0204). For all other Funds, the maximum public offering price per share is calculated as (NAV per share x 1.0363).

42	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund	International Equity Fund	Asset Allocation Fund	Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$71,876,731	$74,860,816	$1,702,575	$584,094,526	$185,376,974	$167,451,861	$180,720,388	$69,509,480
—	—	15,623,520	—	—	—	—	—
122	809	—	—	—	340,291	388	—
—	400,660	—	—	—	—	—	—

—	409,488	—	—	—	2,004,259	—	—
31,903	415,289	22,294	6,132,911	1,367,673	2,448,545	2,466,454	849,438
40,341	17,835	50,652	404,417	55,731	403,000	703	37,039
—	—	9,012	—	35,401	21,743	30,785	18,863
5,312	6,520	1,141	34,345	12,747	13,271	32,504	17,347

71,954,409	76,111,417	17,409,194	590,666,199	186,848,526	172,682,970	183,251,222	70,432,167

—	—	907	45,469	789	—	—	79,766

—	210,768	22,287	—	—	6,871,819	2,589,831	1,319,587
182,343	312,227	—	279,148	1,695,491	102,808	59,951	16,000
—	—	219	1,792,339	433,002	468,548	517,093	194,312
45,401	52,361	—	241,860	77,250	67,845	73,547	28,271
9,080	9,551	1,143	72,558	23,175	20,353	22,064	8,482
5,959	9,963	1,489	43,433	17,644	12,150	12,150	4,701
29,776	41,819	29,721	36,361	36,987	11,990	15,237	1,918

272,559	636,689	55,766	2,511,168	2,284,338	7,555,513	3,269,873	1,653,037

81,509,360	80,100,306	15,043,060	597,341,053	196,906,005	156,859,388	171,824,008	65,783,491
(182,298)	498,967	17,140	(4,098,682)	(2,780,722)	158,717	108,492	46,413
(12,539,931)	(19,750,393)	1,490,843	(16,412,020)	(7,871,727)	692,058	265,316	162,321
2,894,719	14,625,848	802,385	11,324,680	(1,689,368)	7,417,294	7,763,533	2,786,905

$71,681,850	$75,474,728	$17,353,428	$588,155,031	$184,564,188	$165,127,457	$179,961,349	$68,779,130

$70,279,927	$75,037,277	$16,930,582	$587,360,593	$183,097,917	$165,126,143	$179,117,544	$66,415,549
1,401,923	437,451	422,846	794,438	1,466,271	1,314	843,805	2,363,581

2,777,915	3,661,207	822,825	31,665,995	10,259,187	8,499,410	9,156,221	3,473,486
56,794	21,545	20,558	42,798	82,117	68	43,100	123,625
$25.30	$20.50	$20.58	$18.55	$17.85	$19.43	$19.56	$19.12
24.68	20.30	20.57	18.56	17.86	19.42	19.58	19.12
25.58	21.04	21.32	19.23	18.22	19.82	19.98	19.51

COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2005 (Unaudited)

	Core Equity Fund	Growth Fund	Value Fund
Investment Income:
Interest	$28,109	$14,998	$7,900
Dividends — unaffiliated(a)	2,863,427	2,039,012	1,382,887
Dividends — affiliated	—	—	—

Total income	2,891,536	2,054,010	1,390,787

Expenses:
Advisory fees	941,712	640,993	426,619
Administration fees	188,342	128,198	85,324
Shareowner servicing fees	71,327	111,820	46,388
Custody and accounting fees	38,665	35,751	39,953
Transfer Agent fees	36,887	54,104	23,438
Professional fees	29,976	24,389	17,631
Registration fees	15,099	15,520	13,846
Printing fees	14,607	10,655	6,804
Trustee fees	5,719	4,162	2,685
Distribution fees — Service Shares	131	6,538	730
Other	11,703	8,934	6,071

Total expenses	1,354,168	1,041,064	669,489

Less — expense reductions(b)	(16,876)	(69,503)	(8,347)

Net expenses	1,337,292	971,561	661,142

NET INVESTMENT INCOME (LOSS)	1,554,244	1,082,449	729,645

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions:
Net realized gain (loss) from:
Investment transactions — unaffiliated	5,452,838	7,439,624	2,989,142
Investment transactions — affiliated	—	—	—
Foreign currency related transactions	—	—	—
Net change in unrealized gain (loss) on:
Investments	215,409	(4,415,289)	2,409,797
Translation of assets and liabilities denominated in foreign currencies	—	—	—

Net realized and unrealized gain (loss) on investment and foreign currency transactions	5,668,247	3,024,335	5,398,939

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,222,491	$4,106,784	$6,128,584

(a)	Amount is net of $165,555 for the International Equity Fund in foreign withholding taxes.
(b)	Expense reductions include waiver, custody credits and reimbursements.

44	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund	International Equity Fund	Asset Allocation Fund	Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$1,731	$11,533	$—	$14,986,425	$3,679,661	$3,660,781	$3,907,192	$1,503,523
312,846	1,242,724	—	—	—	—	—	—
—	—	213,997	—	—	—	—	—

314,577	1,254,257	213,997	14,986,425	3,679,661	3,660,781	3,907,192	1,503,523

292,403	771,346	18,899	1,486,067	501,279	413,433	441,397	175,665
58,481	77,132	14,173	445,820	150,385	124,030	132,419	52,699
40,169	46,691	18,324	207,933	84,368	46,837	47,581	19,378
43,255	147,047	23,711	66,738	47,231	50,249	54,842	41,940
26,202	24,315	7,483	87,950	36,972	23,612	25,744	11,196
14,030	21,406	6,069	72,215	28,022	21,985	23,267	13,732
14,958	15,411	15,896	26,720	15,477	4,735	4,708	14,196
4,588	7,081	987	38,695	13,284	9,209	10,109	4,304
1,803	2,710	450	13,286	4,975	3,671	3,929	1,693
1,900	606	564	1,096	2,274	2	1,164	2,876
4,603	6,327	2,168	25,357	11,586	8,296	8,616	4,230

502,392	1,120,072	108,724	2,471,877	895,853	706,059	753,776	341,909

(5,517)	(365,007)	(75,109)	(41,758)	(213,095)	(127,479)	(179,075)	(110,787)

496,875	755,065	33,615	2,430,119	682,758	578,580	574,701	231,122

(182,298)	499,192	180,382	12,556,306	2,996,903	3,082,201	3,332,491	1,272,401

4,138,740	14,031,212	—	538,282	(200,626)	692,427	265,395	162,408
—	—	1,561,276	—	—	—	—	—
—	(56,997)	—	—	—	—	—	—

(1,795,713)	(3,945,079)	(965,672)	(4,286,351)	(2,495,268)	(1,779,453)	(2,469,301)	(875,996)
—	(15,629)	—	—	—	—	—	—

2,343,027	10,013,507	595,604	(3,748,069)	(2,695,894)	(1,087,026)	(2,203,906)	(713,588)

$2,160,729	$10,512,699	$775,986	$8,808,237	$301,009	$1,995,175	$1,128,585	$558,813

COMMERCE FUNDS

Statements of Changes in Net Assets

	Core Equity Fund		Growth Fund
	For the Six Months Ended April 30, 2005 (Unaudited)	For the Year Ended October 31, 2004	For the Six Months Ended April 30, 2005 (Unaudited)	For the Year Ended October 31, 2004
From Operations:
Net investment income (loss)	$1,554,244	$766,563	$1,082,449	$(706,445)
Net realized gain on investment and foreign currency related transactions	5,452,838	20,509,359	7,439,624	18,476,124
Net change in unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	215,409	3,959,017	(4,415,289)	(14,170,948)

Net increase in net assets resulting from operations	7,222,491	25,234,939	4,106,784	3,598,731

Distributions to Shareholders:
From net investment income
Institutional Shares	(1,636,666)	(806,868)	(274,447)	—
Service Shares	(560)	(81)	—	—

Total distributions to shareholders	(1,637,226)	(806,949)	(274,447)	—

From Share Transactions:
Proceeds from sales of shares	16,681,058	18,643,740	8,519,593	26,177,141
Reinvestment of dividends and distributions	58,574	23,234	194,675	—
Cost of shares redeemed(a)(b)	(27,770,244)	(60,493,130)	(33,559,491)	(64,054,537)

Net decrease in net assets resulting from share transactions	(11,030,612)	(41,826,156)	(24,845,223)	(37,877,396)

TOTAL INCREASE (DECREASE)	(5,445,347)	(17,398,166)	(21,012,886)	(34,278,665)

Net Assets:
Beginning of period	245,602,213	263,000,379	175,773,714	210,052,379

End of period	$240,156,866	$245,602,213	$154,760,828	$175,773,714

Accumulated undistributed net investment income (loss)	$32,002	$114,984	$808,002	$—

(a)	Net of $5,097 of redemption fees remitted to the International Equity Fund for the six months ended April 30, 2005.
(b)	Net of $3,285 of redemption fees remitted to the International Equity Fund for the year ended October 31, 2004.

46	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Value Fund		MidCap Growth Fund		International Equity Fund
For the Six Months Ended April 30, 2005 (Unaudited)	For the Year Ended October 31, 2004	For the Six Months Ended April 30, 2005 (Unaudited)	For the Year Ended October 31, 2004	For the Six Months Ended April 30, 2005 (Unaudited)	For the Year Ended October 31, 2004

$729,645	$1,188,246	$(182,298)	$(469,789)	$499,192	$1,515,278
2,989,142	8,991,877	4,138,740	12,423,336	13,974,215	5,051,005

2,409,797	650,588	(1,795,713)	(8,171,062)	(3,960,708)	13,478,896

6,128,584	10,830,711	2,160,729	3,782,485	10,512,699	20,045,179

(777,865)	(1,205,357)	—	—	(1,623,646)	(2,065,677)
(3,156)	(4,643)	—	—	(5,729)	(5,068)

(781,021)	(1,210,000)	—	—	(1,629,375)	(2,070,745)

16,948,855	23,380,463	8,068,367	18,905,471	9,812,197	23,324,773
383,399	612,702	—	—	668,761	1,008,392
(20,230,323)	(47,689,277)	(16,990,632)	(24,462,349)	(52,601,953)	(81,958,144)

(2,898,069)	(23,696,112)	(8,922,265)	(5,556,878)	(42,120,995)	(57,624,979)

2,449,494	(14,075,401)	(6,761,536)	(1,774,393)	(33,237,671)	(39,650,545)

109,389,363	123,464,764	78,443,386	80,217,779	108,712,399	148,362,944

$111,838,857	$109,389,363	$71,681,850	$78,443,386	$75,474,728	$108,712,399

$93,248	$144,624	$(182,298)	$—	$498,967	$1,629,150

COMMERCE FUNDS

Statements of Changes in Net Assets

	Asset Allocation Fund		Bond Fund
	For the Six Months Ended April 30, 2005 (Unaudited)	For the Year Ended October 31, 2004	For the Six Months Ended April 30, 2005 (Unaudited)	For the Year Ended October 31, 2004
From Operations:
Net investment income	$180,382	$366,338	$12,556,306	$28,685,974
Net realized gain on investment, and foreign currency related transactions	1,561,276	930,363	538,282	(5,544,864)
Net change in unrealized gain (loss) on investments and translation of assets and liabilities denominated in foreign currencies	(965,672)	39,369	(4,286,351)	6,115,662

Net increase in net assets resulting from operations	775,986	1,336,070	8,808,237	29,256,772

Distributions to Shareholders:
From net investment income
Institutional Shares	(177,857)	(400,712)	(14,124,346)	(30,268,815)
Service Shares	(3,697)	(7,487)	(19,816)	(46,220)
From net realized gains
Institutional Shares	(937,801)	(331,743)	—	—
Service Shares	(22,441)	(6,969)	—	—

Total distributions to shareholders	(1,141,796)	(746,911)	(14,144,162)	(30,315,035)

From Share Transactions:
Proceeds from sales of shares	1,718,063	3,489,544	48,379,001	88,767,967
Reinvestment of dividends and distributions	1,104,627	726,331	3,221,687	7,515,251
Cost of shares redeemed	(4,278,606)	(6,867,767)	(67,831,826)	(137,571,249)

Net increase (decrease) in net assets resulting from share transactions	(1,455,916)	(2,651,892)	(16,231,138)	(41,288,031)

TOTAL INCREASE (DECREASE)	(1,821,726)	(2,062,733)	(21,567,063)	(42,346,294)

Net Assets:
Beginning of period	19,175,154	21,237,887	609,722,094	652,068,388

End of period	$17,353,428	$19,175,154	$588,155,031	$609,722,094

Accumulated undistributed (distributions in excess of) net investment income	$17,140	$18,312	$(4,098,682)	$(2,510,826)

48	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Short-Term Government Fund		National Tax-Free Intermediate Bond Fund		Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Six Months Ended April 30, 2005 (Unaudited)	For the Year Ended October 31, 2004	For the Six Months Ended April 30, 2005 (Unaudited)	For the Year Ended October 31, 2004	For the Six Months Ended April 30, 2005 (Unaudited)	For the Year Ended October 31, 2004	For the Six Months Ended April 30, 2005 (Unaudited)	For the Year Ended October 31, 2004

$2,996,903	$7,355,052	$3,082,201	$6,296,881	$3,332,491	$6,668,825	$1,272,401	$2,533,313
(200,626)	(1,151,154)	692,427	335,331	265,395	207,697	162,408	64,098

(2,495,268)	(1,546,806)	(1,779,453)	789,387	(2,469,301)	967,161	(875,996)	445,636

301,009	4,657,092	1,995,175	7,421,599	1,128,585	7,843,683	558,813	3,043,047

(3,915,566)	(9,784,051)	(3,064,621)	(6,293,434)	(3,306,266)	(6,608,944)	(1,227,474)	(2,448,719)
(33,722)	(84,523)	(22)	(132)	(16,350)	(39,782)	(38,616)	(71,186)

—	—	(326,238)	(2,697,785)	(219,903)	(375,629)	(68,643)	(119,961)
—	—	(3)	(77)	(1,323)	(2,559)	(2,269)	(3,748)

(3,949,288)	(9,868,574)	(3,390,884)	(8,991,428)	(3,543,842)	(7,026,914)	(1,337,002)	(2,643,614)

21,471,219	70,109,034	11,384,957	27,183,303	25,565,998	27,308,825	4,448,543	12,954,349
1,167,550	2,857,651	196,420	563,892	272,313	585,565	88,231	137,731
(55,991,799)	(108,993,166)	(14,276,807)	(32,390,488)	(23,616,483)	(33,048,742)	(6,108,558)	(13,688,860)

(33,353,030)	(36,026,481)	(2,695,430)	(4,643,293)	2,221,828	(5,154,352)	(1,571,784)	(596,780)

(37,001,309)	(41,237,963)	(4,091,139)	(6,213,122)	(193,429)	(4,337,583)	(2,349,973)	(197,347)

221,565,497	262,803,460	169,218,596	175,431,178	180,154,778	184,492,361	71,129,103	71,326,450

$184,564,188	$221,565,497	$165,127,457	$169,218,596	$179,961,349	$180,154,778	$68,779,130	$71,129,103

$(2,780,722)	$(1,828,337)	$158,717	$141,159	$108,492	$98,617	$46,413	$40,102

COMMERCE FUNDS

Notes to Financial Statements

April 30, 2005 (Unaudited)

1.  ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust consists of eleven portfolios (individually, a “Fund” and collectively, the “Funds”): Core Equity Fund, Growth Fund, Value Fund, MidCap Growth Fund, International Equity Fund, Asset Allocation Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers two classes of shares, Institutional Shares and Service Shares. Each Fund is registered as a diversified management investment company, other than the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the 1940 Act.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities and Exchange Traded Funds traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will be reflected in a Fund’s next determined NAV if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depository receipts, futures contracts and foreign currency exchange rates. Securities for which quotations are not readily available or deemed to be inaccurate by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

The Asset Allocation Fund invests in a combination of underlying funds (the “Underlying Funds”) advised by the Adviser. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because the Asset Allocation Fund invests primarily in other mutual funds, which fluctuate in value, the Fund’s shares will correspondingly fluctuate in value.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

COMMERCE FUNDS

2.  SIGNIFICANT ACCOUNTING POLICIES (continued)

B. Security Transactions and Investment Income — Security transactions and purchases and sales of the Funds and of the Underlying Funds by the Asset Allocation Fund are recorded as of the trade date. Realized gains and losses on sale of portfolio securities of the Funds and on sale of the Underlying Funds are calculated using the identified-cost basis. Dividend income and capital gains distributions of the Funds and from the Underlying Funds are recorded on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Fund, where applicable. Interest income is recorded on the basis of interest accrued, premium amortized and discount earned.

Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Funds based upon the relative proportion of net assets of each class.

The Bond and Short-Term Government Funds invest in mortgage-backed securities. Certain mortgage security paydown gains and losses are taxable as ordinary income (loss). Such paydown gains and losses increase or decrease taxable ordinary income available for distribution and are classified as interest income in the accompanying Statements of Operations. For all Funds, market discounts, original issue discounts (“OID”) and market premiums on debt securities are amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. OID amortization on mortgage-backed REMIC securities is initially recorded based on estimates of principal paydowns using the most recent OID factors available from the issuer.

C. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based on current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and foreign exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. Net unrealized gain (loss) on translation of assets and liabilities denominated in foreign currencies arises from changes in the value of assets and liabilities.

D. Segregation Transactions — As set forth in the prospectus, certain Funds may enter into certain derivative transactions; some of these transactions may be for the purpose of increasing total return. Forward foreign currency exchange contracts, written options, when-issued securities and forward commitments represent examples of derivative transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2005 (Unaudited)

2.  SIGNIFICANT ACCOUNTING POLICIES (continued)

E. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by each Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian.

F. Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Core Equity, Value and Asset Allocation	Quarterly	Quarterly	Annually	Annually
Growth, MidCap Growth and International Equity	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

G. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative average daily net assets. Service Class shareholders bear all fees and expenses relating to the Distribution Plan.

H. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute each year substantially all of its investment company tax-exempt and taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. The amount of these income distributions to shareholders, which are calculated in accordance with relevant tax requirements, can often differ from the amounts of the Funds’ net investment income for financial reporting purposes, which is calculated in accordance with generally accepted accounting principles. Dividends and distributions to shareholders are recorded on the ex-dividend date.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain or from paid-in capital.

3.  AGREEMENTS

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser”) (“Commerce”), a subsidiary of Commerce Bank, N.A. Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. For the six months ended April 30, 2005, the Adviser had contractually agreed to waive a portion of its advisory fee for certain Funds. The contractual annual rate, effective annual rate and amounts, and waiver rates are listed on the following pages.

COMMERCE FUNDS

3.  AGREEMENTS (continued)

As authorized by the Advisory Agreement, the Adviser has entered into a Sub-Advisory Agreement with Bank of Ireland Asset Management (U.S.) Limited (the “Sub-Adviser”) whereby the Sub-Adviser manages the investment assets of the International Equity Fund.

As compensation for services rendered under the Sub-Advisory Agreement, the Sub-Adviser is entitled to a fee from the Adviser at the following annual rate:

Average Daily Net Assets	Annual Rate
First $50 million	0.45%
Next $50 million	0.40%
Over $100 million	0.30%

For the six months ended April 30, 2005, the Adviser agreed to waive fees and/or reimburse other expenses (excluding interest, taxes, service share distribution expenses and extraordinary expenses exclusive of any expense offset arrangements) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 1.13%, 1.20%, 1.72%, 0.35%, 0.88%, 0.68%, 0.70%, 0.65% and 0.65% of the average net assets of the Institutional Shares of the Core Equity, Growth, Value, International Equity, Asset Allocation, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. Such amounts are 0.25% higher for the Service Shares of the above Funds. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any.

Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement dated March 1, 2005. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds will pay an aggregate administrative fee at the annual rate of 0.15%, allocated as follows: (1) for each Fund, GSAM is entitled to receive 0.03% of each Fund’s average daily net assets; and (2) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets other than for the Asset Allocation Fund for which they waive 0.07% and receive 0.05%.

For the period prior to March 1, 2005, GSAM served as the Trust’s sole administrator, pursuant to an Administration Agreement (the “Prior Administration Agreement”). Under the Administration Agreement, GSAM administered the Trust’s business affairs. As compensation for the services rendered under the prior Administration Agreement and its assumption of related expenses, GSAM was entitled to a fee, computed daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. For the four months ended February 28, 2005, the Administrator had contractually agreed to waive a portion of its Administration fee for certain Funds. The contractual annual rate, effective annual rate, and waiver rates and amounts are listed on the following page.

In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. Such expense reimbursements, if any, are computed daily and paid monthly.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2005 (Unaudited)

3.  AGREEMENTS (continued)

For the six months ended April 30, 2005, a summary of the Advisory fees, Administration fees, associated waivers, expense reimbursements and custody credits are as follows:

	Advisory Fees				Administration Fees				Other Expense Reimbursements	Custody Credits	Total Expense Reduction
	Contractual Annual Rate	Effective Annual Rate	Waiver		Contractual Annual Rate	Effective Annual Rate	Waiver
Fund			Rate	Amount			Rate	Amount
Core Equity	0.75%	0.75%	—%	$—	0.15%	0.14%	0.01%	$16,812	$—	$64	$16,876
Growth	0.75	0.75	—	—	0.15	0.14	0.01	11,685	57,278	540	69,503
Value	0.75	0.75	—	—	0.15	0.14	0.01	7,569	—	778	8,347
MidCap Growth	0.75	0.75	—	—	0.15	0.14	0.01	5,277	—	240	5,517
International Equity	1.50	0.81	0.69	357,286	0.15	0.14	0.01	7,475	—	246	365,007
Asset Allocation	0.20	—	0.20	18,899	0.15	0.08	0.07	6,614	49,596	—	75,109
Bond	0.50	0.50	—	—	0.15	0.14	0.01	39,711	—	2,047	41,758
Short-Term Government	0.50	0.50	—	—	0.15	0.14	0.01	13,749	198,335	1,011	213,095
National Tax-Free Intermediate Bond	0.50	0.50	—	—	0.15	0.14	0.01	11,003	116,447	29	127,479
Missouri Tax-Free Intermediate Bond	0.50	0.50	—	—	0.15	0.14	0.01	11,699	167,297	79	179,075
Kansas Tax-Free Intermediate Bond	0.50	0.50	—	—	0.15	0.14	0.01	4,722	106,036	29	110,787

Goldman Sachs serves as Distributor of shares of the Funds pursuant to a Distribution Agreement and may receive a portion of the sales charge imposed on the sale of Service Shares of the Funds. The maximum sales charge imposed on the sale of Service Shares of the Short-Term Government Fund, the National Tax-Free Intermediate Bond Fund, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund is 2.00%; for all other Funds’ Service Shares, the maximum sales charge is 3.50%. Goldman Sachs has advised the Trust that it has retained approximately $3,270 on the sale of Service Shares of the Funds for the six months ended April 30, 2005.

The Trust, on behalf of each Fund, has adopted a Distribution Plan for Service Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, payments by each Fund for distribution expenses may not exceed 0.25% (annualized) of the average daily net assets of each Fund’s Service Shares.

Pursuant to a Shareholder Administrative Services Plan adopted by its Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include the Adviser and its affiliates (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from a Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the six months ended April 30, 2005, Commerce Bank has retained approximately $851,600 in shareowner servicing fees.

COMMERCE FUNDS

4.  OTHER TRANSACTIONS WITH RELATED PARTIES

Certain Trustees participate in a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are accrued at least quarterly and determined based on the performance of such investments.

5.  INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities and of the Underlying Funds (for the Asset Allocation Fund) for the six months ended April 30, 2005, were as follows:

Fund	Purchase of U.S. Government and agency obligations	Purchases (excluding U.S. Government and agency obligations)	Sales and maturities of U.S. Government and agency obligations	Sales and maturities (excluding U.S. Government and agency obligations)
Core Equity	$—	$23,328,775	$—	$33,444,557
Growth	—	34,683,226	—	59,439,171
Value	—	17,419,427	—	20,455,043
MidCap Growth	—	38,885,824	—	48,300,104
International Equity	—	21,368,712	—	65,969,454
Asset Allocation	—	5,018,444	—	7,724,626
Bond	53,204,741	22,801,745	22,637,890	47,682,311
Short-Term Government	18,364,311	—	38,740,731	—
National Tax-Free Intermediate Bond	—	44,307,337	—	45,716,378
Missouri Tax-Free Intermediate Bond	—	18,789,694	—	15,684,581
Kansas Tax-Free Intermediate Bond	—	8,389,326	—	6,611,256

For the six months ended April 30, 2005, Goldman Sachs received approximately $5,950 of brokerage commissions earned from portfolio transactions executed on behalf of the International Equity Fund.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2005 (Unaudited)

6.  CONCENTRATION OF RISK

As a result of the Tax-Free Funds’ ability to invest a large percentage of their assets in obligations of issuers within certain states, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

Under normal market conditions, the National Tax-Free Intermediate Bond Fund invests at least 80% of its assets plus any borrowings for investment purposes (measured at the time of purchase) in municipal securities issued by or on behalf of the states, the District of Columbia or the U.S. government, and their respective authorities, agencies, instrumentalities and political sub-divisions, the income from which is exempt from regular federal income and federal alternative minimum taxes. The Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of the Tax-Free Funds’ distributed income must be exempt from such taxes.

For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The International Equity Fund may invest a portion of its assets in emerging markets. Emerging markets securities may be more volatile than securities from more developed countries. At times, the securities held by the International Equity Fund may be subject to abrupt and severe price declines.

The investments of the Asset Allocation Fund are concentrated in underlying funds and the Fund’s investment performance is directly related to the investment performance of the underlying funds held by it.

7. ADDITIONAL TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2004, the capital loss carryforwards on a tax basis. Expiration occurs on October 31 of the year indicated:

	Core Equity	Growth	Value	MidCap Growth	International Equity	Asset Allocation
Capital loss carryforward:
Expiring 2009	$—	$(2,338,337)	$—	$—	$—	$—
Expiring 2010	(102,662)	(34,969,870)	(4,260,621)	(16,593,742)	(23,364,011)	—
Expiring 2011	(1,294,140)	—	(2,362,466)	—	(8,902,946)	—

Total capital loss carryforward	$(1,396,802)	$(37,308,207)	$(6,623,087)	$(16,593,742)	$(32,266,957)	$—

As of April 30, 2005, the Funds’ aggregate security unrealized gains and losses based on a cost for U.S. federal income tax purposes were as follows:

	Core Equity	Growth	Value	MidCap Growth	International Equity	Asset Allocation
Tax Cost	$202,312,688	$143,362,781	$100,266,810	$69,066,941	$61,690,353	$16,594,072

Gross unrealized gain	49,613,363	21,273,443	14,876,000	5,784,923	13,687,870	806,828
Gross unrealized loss	(12,009,927)	(9,571,360)	(3,145,277)	(2,975,133)	(517,407)	(74,805)

Net unrealized security gain (loss)	$37,603,436	$11,702,083	$11,730,723	$2,809,790	$13,170,463	$732,023

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

COMMERCE FUNDS

7.  ADDITIONAL TAX INFORMATION (continued)

As of the most recent fiscal year ended October 31, 2004 the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows. Expiration occurs on October 31 of the year indicated:

	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforward
Expiring 2008	$(2,326,968)	$(1,045,396)	$—	$—	$—
Expiring 2010	(8,311,371)	(679,994)	—	—	—
Expiring 2011	—	(2,174,462)	—	—	—
Expiring 2012	(6,311,963)	(3,771,248)	—	—	—

Total capital loss carryforward	$(16,950,302)	$(7,671,100)	$—	$—	$—
Timing differences (i.e., income distribution payable)	$(1,887,058)	$(495,547)	$(476,977)	$(510,912)	$(190,666)

As of April 30, 2005, the Funds’ aggregate security unrealized gains and losses based on a cost for U.S. federal income tax purposes were as follows:

	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$574,874,086	$188,907,201	$159,965,620	$172,882,940	$66,680,854

Gross unrealized gain	18,243,280	722,056	7,595,649	8,070,809	2,850,824
Gross unrealized loss	(9,022,840)	(4,252,283)	(109,408)	(233,361)	(22,198)

Net unrealized security gain (loss)	$9,220,440	$(3,530,227)	$7,486,241	$7,837,448	$2,828,626

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and the differing treatment of accretion of market discount.

8.  OTHER MATTERS

The Trustees oversee the management of the Trust, and review the investment performance and expenses of the Funds at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the Trust’s investment advisory agreements (“Advisory Agreements”) with Commerce Investment Advisors, Inc. (the “Investment Advisor”) for the Funds and the investment sub-advisory agreement (Sub-Advisory Agreement”) with Bank of Ireland Asset Management (US) LTD. for the International Equity Fund.

The Advisory Agreements and Sub-Advisory Agreement for the Funds were most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreements or “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of any party thereto (the “non-interested Trustees”), on November 10, 2004. Prior to meetings held on August 10-11, 2004 and November 9-10, 2004, the Board of Trustees received written presentations provided by the Investment Adviser and Sub-Adviser relating to the Trustees’ consideration of these agreements, and at those meetings, the Trustees also considered the Investment Advisers’ and Sub-Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2005 (Unaudited)

8.  OTHER MATTERS (continued)

In considering whether to approve the Advisory Agreements and Sub-Advisory Agreement, the Trustees examined various factors, but did not identify any particular factor as controlling their decision. As part of their review, the Trustees considered the nature, extent and quality of the services provided by the Investment Adviser and Sub-Adviser. In this regard, the Trustees considered the Investment Adviser’s and Sub-Adviser’s compliance record and cooperation in all respects with Board requests for information. They also considered (i) the Investment Adviser’s and Sub-Adviser’s commitment to provide shareholders with seasoned, professional portfolio management teams, (ii) the scope and quality of the in-house research and investment programs, and (iii) the consistency and discipline of the Investment Adviser’s money management process. Overall, the Trustees believed that the Investment Adviser had allocated substantial resources and personnel, and had made significant financial commitments, to the investment management and other operations of the Funds, and was able to provide quality services to the Funds.

The Trustees also considered the investment performance of the Funds and the Investment Adviser and Sub-Adviser. In this regard, the Trustees compared the investment performance of the Funds to the performance of other Securities and Exchange Commission-registered funds and to rankings and ratings issued by third-party consultants. The Trustees considered investment performance of the Funds in light of the investment benchmarks, objectives and credit parameters applicable to the Funds and the investor base the Funds are intended to serve. The Trustees believed that the Investment Adviser was appropriately monitoring and responding to the investment performance of the Funds to achieve competitive returns for long-term investors. In addition, the Trustees reviewed the consistency in the Investment Adviser’s investment approach for the Funds.

The Trustees also considered the Funds’ contractual advisory fee rates; the Funds’ total operating expense ratios; the Investment Adviser’s voluntary fee waivers and expense reimbursements with respect to the Funds; and whether a consistent methodology was in place in determining fees and expenses of the Funds. The Trustees also considered that the Investment Adviser paid the Sub-Adviser out of its advisory fees. With respect to economies of scale, the Trustees determined that the Funds had benefited from shared expenses and could continue to benefit if assets grew. The Trustees also considered the extent to which the Investment Adviser had passed on and was likely to continue to pass on benefits from their economies of scale to shareholders. In this regard, the Trustees considered the amount of assets in the Funds; the information provided by the Investment Adviser relating to costs of the services provided by the Investment Adviser and the profits realized; and information comparing fee rates charged by the Investment Adviser (which do not include fee breakpoints except with respect to the International Equity Fund and the Sub-Advisory Agreement) with fee rates charged by other, unaffiliated investment managers to their clients. The Trustees also reviewed information that indicated that the Investment Adviser’s profitability was in line with or below industry averages based on information provided by a third-party consultant.

COMMERCE FUNDS

8.  OTHER MATTERS (continued)

Information on the services rendered by the Investment Adviser and Sub-Adviser to the Funds, the fees paid by the Funds under the Advisory Agreements and the Funds’ total operating expense ratios were compared to similar information for other unaffiliated mutual fund firms. Comparisons of the Funds’ fee rates and total operating expense ratios were prepared by a third-party consultant. These comparisons assisted the Trustees in evaluating the reasonableness of the investment advisory fees paid by the Funds. Information was also provided on the brokerage and research services received by the Investment Adviser in connection with placement of brokerage transactions on behalf of the Funds.

After deliberation, the Trustees concluded that the fees paid by the Funds were reasonable in light of the services provided by the Investment Adviser and Sub-Adviser, their costs and the Funds’ current and reasonably foreseeable asset levels, and that the Advisory Agreements and Sub-Advisory Agreement should be approved and continued.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2005 (Unaudited)

9.  SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Core Equity Fund		Growth Fund
	Shares	Dollars	Shares	Dollars
For the Six Months Ended April 30, 2005 (Unaudited)
Institutional Shares
Shares sold	997,888	$16,666,632	378,262	$8,274,285
Reinvestment of dividends and distributions	3,423	58,061	8,652	194,675
Shares redeemed	(1,667,731)	(27,769,946)	(1,497,533)	(32,761,945)

	(666,420)	(11,045,253)	(1,110,619)	(24,292,985)
Service Shares
Shares sold	857	14,426	11,456	245,308
Reinvestment of dividends and distributions	30	513	—	—
Shares redeemed	(18)	(298)	(37,110)	(797,546)

	869	14,641	(25,654)	(552,238)
NET DECREASE	(665,551)	$(11,030,612)	(1,136,273)	$(24,845,223)

For the Year Ended October 31, 2004
Institutional Shares
Shares sold	1,215,366	$18,612,660	1,210,478	$25,678,154
Reinvestment of dividends and distributions	1,518	23,153	—	—
Shares redeemed	(3,953,705)	(60,482,165)	(3,001,128)	(63,229,806)

	(2,736,821)	(41,846,352)	(1,790,650)	(37,551,652)
Service Shares
Shares sold	1,989	31,080	23,958	498,987
Reinvestment of dividends and distributions	5	81	—	—
Shares redeemed	(688)	(10,965)	(40,012)	(824,731)

	1,306	20,196	(16,054)	(325,744)
NET DECREASE	(2,735,515)	$(41,826,156)	(1,806,704)	$(37,877,396)

COMMERCE FUNDS

Value Fund		MidCap Growth Fund		International Equity Fund
Shares	Dollars	Shares	Dollars	Shares	Dollars

699,172	$16,940,112	303,897	$7,987,616	471,154	$9,769,222
15,645	380,577	—	—	31,606	663,099
(827,236)	(20,105,127)	(637,048)	(16,745,807)	(2,483,545)	(52,474,864)
(112,419)	(2,784,438)	(333,151)	(8,758,191)	(1,980,785)	(42,042,543)

363	8,743	3,150	80,751	2,096	42,975
116	2,822	—	—	272	5,662
(5,174)	(125,196)	(9,534)	(244,825)	(6,161)	(127,089)
(4,695)	(113,631)	(6,384)	(164,074)	(3,793)	(78,452)
(117,114)	$(2,898,069)	(339,535)	$(8,922,265)	(1,984,578)	$(42,120,995)

1,063,473	$23,335,595	755,898	$18,714,090	1,248,633	$23,242,687
27,678	608,520	—	—	55,131	1,003,382
(2,172,722)	(47,622,935)	(979,497)	(24,260,871)	(4,437,748)	(81,889,331)
(1,081,571)	(23,678,820)	(223,599)	(5,546,781)	(3,133,984)	(57,643,262)

2,020	44,868	7,822	191,381	4,422	82,086
190	4,182	—	—	277	5,010
(3,035)	(66,342)	(8,385)	(201,478)	(3,734)	(68,813)
(825)	(17,292)	(563)	(10,097)	965	18,283
(1,082,396)	$(23,696,112)	(224,162)	$(5,556,878)	(3,133,019)	$(57,624,979)

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2005 (Unaudited)

9.  SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity is as follows:

	Asset Allocation Fund		Bond Fund
	Shares	Dollars	Shares	Dollars
For the Six Months Ended April 30, 2005 (Unaudited)
Institutional Shares
Shares sold	81,325	$1,711,072	2,611,063	$48,359,375
Reinvestment of dividends and distributions	51,462	1,078,743	173,000	3,204,264
Shares redeemed	(201,136)	(4,228,466)	(3,654,129)	(67,647,909)

	(68,349)	(1,438,651)	(870,066)	(16,084,270)
Service Shares
Shares sold	331	6,991	1,056	19,626
Reinvestment of dividends and distributions	1,236	25,884	940	17,423
Shares redeemed	(2,371)	(50,140)	(9,906)	(183,917)

	(804)	(17,265)	(7,910)	(146,868)
NET INCREASE (DECREASE)	(69,153)	$(1,455,916)	(877,976)	$(16,231,138)

For the Year Ended October 31, 2004
Institutional Shares
Shares sold	166,622	$3,466,527	4,740,984	$88,729,932
Reinvestment of dividends and distributions	34,499	712,004	400,605	7,477,130
Shares redeemed	(328,858)	(6,829,507)	(7,359,322)	(137,280,574)

	(127,737)	(2,650,976)	(2,217,733)	(41,073,512)
Service Shares
Shares sold	1,112	23,017	2,039	38,035
Reinvestment of dividends and distributions	695	14,327	2,041	38,121
Shares redeemed	(1,841)	(38,260)	(15,544)	(290,675)

	(34)	(916)	(11,464)	(214,519)
NET DECREASE	(127,771)	$(2,651,892)	(2,229,197)	$(41,288,031)

COMMERCE FUNDS

Short-Term Government Fund		National Tax-Free Intermediate Bond Fund		Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

1,191,206	$21,317,372	586,650	$11,384,957	1,304,093	$25,564,948	209,037	$4,005,513
64,087	1,147,698	10,133	196,396	13,685	267,864	3,484	66,582
(3,083,557)	(55,286,980)	(736,328)	(14,276,807)	(1,194,209)	(23,402,568)	(305,478)	(5,842,329)
(1,828,264)	(32,821,910)	(139,545)	(2,695,454)	123,569	2,430,244	(92,957)	(1,770,234)

8,579	153,847	—	—	54	1,050	23,095	443,030
1,108	19,852	2	24	227	4,449	1,133	21,649
(39,409)	(704,819)	—	—	(10,872)	(213,915)	(13,877)	(266,229)
(29,722)	(531,120)	2	24	(10,591)	(208,416)	10,351	198,450
(1,857,986)	$(33,353,030)	(139,543)	$(2,695,430)	112,978	$2,221,828	(82,606)	$(1,571,784)

3,798,230	$69,881,431	1,387,591	$27,183,303	1,369,480	$27,044,283	647,761	$12,499,016
153,218	2,805,966	28,949	563,687	28,732	566,483	5,172	99,252
(5,895,555)	(107,922,929)	(1,666,061)	(32,386,731)	(1,652,384)	(32,577,638)	(689,107)	(13,191,640)
(1,944,107)	(35,235,532)	(249,521)	(4,639,741)	(254,172)	(4,966,872)	(36,174)	(593,372)

12,366	227,603	—	—	13,290	264,543	23,628	455,333
2,818	51,685	10	205	967	19,081	2,007	38,479
(58,014)	(1,070,237)	(195)	(3,757)	(23,980)	(471,104)	(25,734)	(497,220)
(42,830)	(790,949)	(185)	(3,552)	(9,723)	(187,480)	(99)	(3,408)
(1,986,937)	$(36,026,481)	(249,706)	$(4,643,293)	(263,895)	$(5,154,352)	(36,273)	$(596,780)

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year—Share Class	Net asset value, beginning of period	Net Investment income (loss)(b)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total distributions
CORE EQUITY FUND
For the Six Months Ended April 30, (Unaudited)
2005—Institutional	$15.90	$0.10	$0.36	$0.46	$(0.11)	$—	$—	$(0.11)
2005—Service	15.89	0.07	0.37	0.44	(0.09)	—	—	(0.09)
For the Years Ended October 31,
2004—Institutional	14.46	0.05	1.44	1.49	(0.05)	—	—	(0.05)
2004—Service	14.46	—	1.45	1.45	(0.02)	—	—	(0.02)
2003—Institutional	12.57	0.09	1.89	1.98	(0.09)	—	—	(0.09)
2003—Service	12.57	0.06	1.89	1.95	(0.06)	—	—	(0.06)
2002—Institutional	14.70	0.10	(2.14)	(2.04)	(0.09)	—	— (c)	(0.09)
2002—Service	14.70	0.06	(2.13)	(2.07)	(0.06)	—	— (c)	(0.06)
For the Period Ended October 31,
2001—Institutional (commenced December 26, 2000)	18.00	0.04	(3.29)	(3.25)	(0.04)	(0.01)	—	(0.05)
2001—Service (commenced December 26, 2000)	18.00	—	(3.30)	(3.30)	—	—	—	—
GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2005—Institutional	$20.82	$0.14	$0.25	$0.39	$(0.03)	—	$—	$(0.03)
2005—Service	20.42	0.11	0.25	0.36	—	—	—	—
For the Years Ended October 31,
2004—Institutional	20.50	(0.07)	0.39	0.32	—	—	—	—
2004—Service	20.15	(0.12)	0.39	0.27	—	—	—	—
2003—Institutional	17.52	(0.04)	3.02	2.98	—	—	—	—
2003—Service	17.27	(0.09)	2.97	2.88	—	—	—	—
2002—Institutional	20.03	(0.07)	(2.44)	(2.51)	—	—	—	—
2002—Service	19.80	(0.11)	(2.42)	(2.53)	—	—	—	—
2001—Institutional	38.33	(0.10)	(10.93)	(11.03)	—	—	(7.27)	(7.27)
2001—Service	38.04	(0.15)	(10.82)	(10.97)	—	—	(7.27)	(7.27)
2000—Institutional	38.24	(0.14)	4.17	4.03	—	—	(3.94)	(3.94)
2000—Service	38.07	(0.24)	4.15	3.91	—	—	(3.94)	(3.94)
(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on average shares outstanding methodology.
(c)	Amount is less than $0.005 per share.
(d)	Annualized.

64	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$16.25	2.85%	$240,048	1.07	%(d)	1.24	%(d)	1.08	%(d)	1.23	%(d)	9%
16.24	2.73	109	1.32	(d)	0.89	(d)	1.33	(d)	0.88	(d)	9

15.90	10.30	245,509	1.03		0.30		1.05		0.28		31
15.89	10.02	93	1.28		0.03		1.30		0.01		31

14.46	15.83	262,935	1.04		0.71		1.06		0.69		43
14.46	15.55	65	1.29		0.46		1.31		0.44		43

12.57	(13.90)	243,569	0.98		0.68		1.00		0.66		23
12.57	(14.11)	40	1.23		0.44		1.25		0.42		23

14.70	(18.13)	295,532	1.01	(d)	0.31	(d)	1.03	(d)	0.29	(d)	32
14.70	(18.25)	34	1.23	(d)	(0.02	)(d)	1.25	(d)	(0.04	)(d)	32

$21.18	1.89%	$149,941	1.13	%(d)	1.27	%(d)	1.21	%(d)	1.19	%(d)	21%
20.78	1.76	4,820	1.38	(d)	1.00	(d)	1.46	(d)	0.92	(d)	21

20.82	1.56	170,513	1.13		(0.35)		1.15		(0.37)		41
20.42	1.34	5,261	1.38		(0.60)		1.40		(0.62)		41

20.50	17.01	204,539	1.12		(0.24)		1.14		(0.26)		60
20.15	16.68	5,513	1.37		(0.49)		1.39		(0.51)		60

17.52	(12.53)	173,077	1.12		(0.33)		1.14		(0.35)		53
17.27	(12.73)	5,015	1.37		(0.58)		1.39		(0.60)		53

20.03	(33.85)	219,622	1.11		(0.39)		1.13		(0.41)		47
19.80	(34.00)	7,711	1.36		(0.60)		1.38		(0.62)		47

38.33	10.88	385,676	1.06		(0.37)		1.07		(0.36)		50
38.04	10.59	13,747	1.31		(0.62)		1.32		(0.61)		50

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year—Share Class	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
VALUE FUND
For the Six Months Ended April 30, (Unaudited)
2005—Institutional	$22.70	$0.15	$0.92	$1.07	$(0.16)	$—	$(0.16)
2005—Service	22.71	0.12	1.00	1.12	(0.13)	—	(0.13)
For the Years Ended October 31,
2004—Institutional	20.92	0.22	1.78	2.00	(0.22)	—	(0.22)
2004—Service	20.93	0.16	1.79	1.95	(0.17)	—	(0.17)
2003—Institutional	18.07	0.25	2.84	3.09	(0.24)	—	(0.24)
2003—Service	18.08	0.20	2.85	3.05	(0.20)	—	(0.20)
2002—Institutional	21.05	0.24	(2.99)	(2.75)	(0.23)	—	(0.23)
2002—Service	21.05	0.19	(2.99)	(2.80)	(0.17)	—	(0.17)
2001—Institutional	24.88	0.21	(2.91)	(2.70)	(0.21)	(0.92)	(1.13)
2001—Service	24.88	0.16	(2.92)	(2.76)	(0.15)	(0.92)	(1.07)
2000—Institutional	21.40	0.18	3.45	3.63	(0.15)	—	(0.15)
2000—Service	21.41	0.12	3.45	3.57	(0.10)	—	(0.10)

MIDCAP GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2005—Institutional	$24.72	$(0.06)	$0.64	$0.58	$—	$—	$—
2005—Service	24.15	(0.09)	0.62	0.53	—	—	—
For the Years Ended October 31,
2004—Institutional	23.61	(0.14)	1.25	1.11	—	—	—
2004—Service	23.12	(0.20)	1.23	1.03	—	—	—
2003—Institutional	18.44	(0.14)	5.31	5.17	—	—	—
2003—Service	18.10	(0.18)	5.20	5.02	—	—	—
2002—Institutional	21.37	(0.20)	(2.73)	(2.93)	—	—	—
2002—Service	21.04	(0.24)	(2.70)	(2.94)	—	—	—
2001—Institutional	43.62	(0.25)	(17.57)	(17.82)	—	(4.43)	(4.43)
2001—Service	43.11	(0.32)	(17.32)	(17.64)	—	(4.43)	(4.43)
2000—Institutional	40.07	(0.34)	9.91	9.57	—	(6.02)	(6.02)
2000—Service	39.75	(0.44)	9.82	9.38	—	(6.02)	(6.02)
(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on average shares outstanding methodology.
(c)	Annualized.

66	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$23.79	5.51%	$111,307	1.16	%(c)	1.28	%(c)	1.17	%(c)	1.27	%(c)	15%
23.80	5.37	532	1.41	(c)	1.04	(c)	1.42	(c)	1.03	(c)	15

22.70	9.61	108,775	1.14		1.00		1.16		0.98		81
22.71	9.33	614	1.39		0.75		1.41		0.73		81

20.92	17.29	122,881	1.12		1.31		1.14		1.29		76
20.93	16.99	584	1.37		1.07		1.39		1.05		76

18.07	(13.18)	102,049	1.06		1.15		1.08		1.13		72
18.08	(13.37)	567	1.31		0.89		1.33		0.87		72

21.05	(11.16)	110,155	1.08		0.91		1.10		0.89		65
21.05	(11.39)	878	1.33		0.67		1.35		0.65		65

24.88	17.06	95,765	1.13		0.78		1.14		0.77		88
24.88	16.72	1,067	1.38		0.52		1.40		0.51		88

$25.30	2.35%	$70,280	1.27	%(c)	(0.46	)%(c)	1.28	%(c)	(0.47	)%(c)	50%
24.68	2.19	1,402	1.52	(c)	(0.71	)(c)	1.53	(c)	(0.72	)(c)	50

24.72	4.70	76,917	1.23		(0.57)		1.25		(0.59)		123
24.15	4.46	1,526	1.48		(0.82)		1.50		(0.84)		123

23.61	28.04	78,744	1.22		(0.70)		1.24		(0.72)		89
23.12	27.73	1,474	1.47		(0.95)		1.49		(0.97)		89

18.44	(13.71)	65,005	1.21		(0.91)		1.23		(0.93)		93
18.10	(13.97)	1,203	1.45		(1.15)		1.47		(1.17)		93

21.37	(44.12)	91,567	1.14		(0.88)		1.16		(0.90)		124
21.04	(44.24)	2,228	1.39		(1.13)		1.41		(1.15)		124

43.62	26.19	187,070	1.14		(0.80)		1.15		(0.79)		112
43.11	25.88	4,340	1.39		(1.05)		1.40		(1.04)		112

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year—Share Class	Net asset value, beginning of period	Net investment income (loss)(b)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
INTERNATIONAL EQUITY FUND
For the Six Months Ended April 30, (Unaudited)
2005—Institutional	$19.18	$0.10	$1.51	$1.61	$(0.29)	$—	$(0.29)
2005—Service	18.98	0.09	1.47	1.56	(0.24)	—	(0.24)
For the Years Ended October 31,
2004—Institutional	16.86	0.21	2.36	2.57	(0.25)	—	(0.25)
2004—Service	16.69	0.17	2.33	2.50	(0.21)	—	(0.21)
2003—Institutional	14.61	0.23	2.08	2.31	(0.06)	—	(0.06)
2003—Service	14.47	0.18	2.06	2.24	(0.02)	—	(0.02)
2002—Institutional	16.99	0.06	(2.44)	(2.38)	—	—	—
2002—Service	16.87	0.02	(2.42)	(2.40)	—	—	—
2001—Institutional	26.46	—	(6.84)	(6.84)	—	(2.63)	(2.63)
2001—Service	26.37	(0.06)	(6.81)	(6.87)	—	(2.63)	(2.63)
2000—Institutional	27.39	(0.01)	0.43	0.42	(0.06)	(1.29)	(1.35)
2000—Service	27.30	(0.08)	0.44	0.36	—	(1.29)	(1.29)
ASSET ALLOCATION FUND
For the Six Months Ended April 30, (Unaudited)
2005—Institutional	$21.01	$0.20	$0.61	$0.81	$(0.20)	$(1.05)	$(1.25)
2005—Service	21.01	0.17	0.61	0.78	(0.17)	(1.05)	(1.22)
For the Years Ended October 31,
2004—Institutional	20.42	0.36	0.95	1.31	(0.40)	(0.32)	(0.72)
2004—Service	20.41	0.31	0.95	1.26	(0.34)	(0.32)	(0.66)
2003—Institutional	18.48	0.39	1.94	2.33	(0.37)	(0.02)	(0.39)
2003—Service	18.48	0.34	1.93	2.27	(0.32)	(0.02)	(0.34)
For the Period Ended October 31,
2002—Institutional (commenced September 27, 2002)	18.00	0.03	0.45	0.48	—	—	—
2002—Service (commenced September 27, 2002)	18.00	0.03	0.45	0.48	—	—	—
(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that the shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on average shares outstanding methodology.
(c)	Annualized.
(d)	Expense ratios exclude expenses of the Underlying Funds.

68	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$20.50	8.38%	$75,037	1.47	%(c)	0.97	%(c)	2.18	%(c)	0.26	%(c)	21%
20.30	8.21	437	1.72	(c)	0.93	(c)	2.43	(c)	0.22	(c)	21

19.18	15.35	108,231	1.32		1.11		2.06		0.37		23
18.98	15.04	481	1.57		0.93		2.31		0.19		23
16.86	15.87	147,956	1.25		1.52		1.98		0.79		24
16.69	15.47	407	1.50		1.19		2.23		0.46		24
14.61	(14.01)	112,347	1.55		0.38		2.18		(0.25)		98
14.47	(14.23)	382	1.80		0.12		2.43		(0.51)		98
16.99	(28.40)	108,206	1.47		(0.01)		2.05		(0.59)		33
16.87	(28.63)	516	1.72		(0.30)		2.30		(0.88)		33
26.46	1.24	166,063	1.35		(0.05)		1.92		(0.60)		47
26.37	1.03	768	1.60		(0.29)		2.17		(0.84)		47

$20.58	3.81%	$16,931	0.35	%(c)(d)	1.92	%(c)	1.14	%(c)(d)	1.13	%(c)	26%
20.57	3.63	423	0.60	(c)(d)	1.65	(c)	1.39	(c)(d)	0.86	(c)	26

21.01	6.57	18,726	0.35	(d)	1.75		1.07	(d)	1.03		34
21.01	6.36	449	0.60	(d)	1.48		1.32	(d)	0.76		34
20.42	12.72	20,801	0.35	(d)	2.07		2.29	(d)	0.13		47
20.41	12.40	437	0.60	(d)	1.82		2.54	(d)	(0.12)		47

18.48	2.67	18,234	0.35	(c)(d)	2.80	(c)	81.34	(c)(d)	(78.19	)(c)	—
18.48	2.67	428	0.60	(c)(d)	1.93	(c)	81.59	(c)(d)	(79.06	)(c)	—

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations					Distributions to shareholders
Year—Share Class	Net asset value, beginning of period	Net investment income(b)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income	In excess of net investment income	From net realized gains	Total distributions
BOND FUND BOND FUND
For the Six Months Ended April 30, (Unaudited)
2005—Institutional	$18.71	$0.39		$(0.11)		$0.28	$(0.44)	$—	$—	$(0.44)
2005—Service	18.72	0.37		(0.11)		0.26	(0.42)	—	—	(0.42)
For the Years Ended October 31,
2004—Institutional	18.73	0.85		0.03		0.88	(0.90)	—	—	(0.90)
2004—Service	18.74	0.80		0.03		0.83	(0.85)	—	—	(0.85)
2003—Institutional	19.09	0.94		(0.24)		0.70	(1.06)	—	—	(1.06)
2003—Service	19.10	0.90		(0.25)		0.65	(1.01)	—	—	(1.01)
2002—Institutional	19.71	1.07	(c)	(0.57	)(c)	0.50	(1.12)	—	—	(1.12)
2002—Service	19.73	1.03	(c)	(0.58	)(c)	0.45	(1.08)	—	—	(1.08)
2001—Institutional	18.33	1.17		1.44		2.61	(1.21)	(0.02)	—	(1.23)
2001—Service	18.35	1.11		1.46		2.57	(1.17)	(0.02)	—	(1.19)
2000—Institutional	18.57	1.16		(0.17)		0.99	(1.19)	—	(0.04)	(1.23)
2000—Service	18.57	1.11		(0.15)		0.96	(1.14)	—	(0.04)	(1.18)
SHORT-TERM GOVERNMENT FUND SHORT-TERM GOVERNMENT FUND
For the Six Months Ended April 30, (Unaudited)
2005—Institutional	$18.16	$0.27		$(0.23)		$0.04	$(0.35)	$—	$—	$(0.35)
2005—Service	18.17	0.24		(0.22)		0.02	(0.33)	—	—	(0.33)
For the Years Ended October 31,
2004—Institutional	18.53	0.54		(0.18)		0.36	(0.73)	—	—	(0.73)
2004—Service	18.54	0.50		(0.19)		0.31	(0.68)	—	—	(0.68)
2003—Institutional	19.04	0.51		(0.22)		0.29	(0.80)	—	—	(0.80)
2003—Service	19.06	0.47		(0.24)		0.23	(0.75)	—	—	(0.75)
2002—Institutional	19.20	0.83	(e)	(0.05	)(e)	0.78	(0.94)	—	—	(0.94)
2002—Service	19.21	0.78	(e)	(0.04	)(e)	0.74	(0.89)	—	—	(0.89)
2001—Institutional	18.10	1.03		1.10		2.13	(1.03)	—	—	(1.03)
2001—Service	18.11	0.98		1.10		2.08	(0.98)	—	—	(0.98)
2000—Institutional	18.06	1.03		0.04		1.07	(1.03)	—	—	(1.03)
2000—Service	18.07	0.98		0.05		1.03	(0.99)	—	—	(0.99)
(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Calculated based on average shares outstanding methodology.
(c)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.05, increase net realized and unrealized gains and losses per share by $0.05, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.26% for each class. Per share ratios and supplemental data for years prior to November 1, 2001 have not been restated to reflect this change in presentation.
(d)	Annualized.
(e)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.09, increase net realized and unrealized gains and losses per share by $0.09, and decrease the ratio of net investment income to average net assets with and without expense reductions by 0.46% for each class. Per share ratios and supplemental data for years prior to November 1, 2001 have not been restated to reflect this change in presentation.

70	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$18.55	1.51%	$587,361	0.82	%(d)	4.22	%(d)	0.83	%(d)	4.21	%(d)	12%
18.56	1.39	794	1.07	(d)	3.98	(d)	1.08	(d)	3.97	(d)	12

18.71	4.80	608,773	0.79		4.54		0.81		4.52		37
18.72	4.54	949	1.04		4.29		1.06		4.27		37

18.73	3.71	650,903	0.79		4.97		0.81		4.95		26
18.74	3.45	1,165	1.04		4.72		1.06		4.70		26

19.09	2.69	728,021	0.72		5.59	(c)	0.74		5.57	(c)	34
19.10	2.38	1,371	0.97		5.34	(c)	0.99		5.32	(c)	34

19.71	14.70	744,329	0.73		6.12		0.75		6.10		30
19.73	14.41	1,299	0.98		5.86		1.00		5.84		30

18.33	5.59	325,732	0.81		6.38		0.81		6.38		26
18.35	5.44	1,181	1.06		6.10		1.06		6.10		26

$17.85	0.24%	$183,098	0.68	%(d)	2.99	%(d)	0.89	%(d)	2.78	%(d)	9%
17.86	0.12	1,466	0.93	(d)	2.74	(d)	1.14	(d)	2.53	(d)	9

18.16	1.96	219,533	0.68		2.96		0.85		2.79		78
18.17	1.70	2,032	0.93		2.72		1.10		2.55		78

18.53	1.52	259,936	0.68		2.73		0.81		2.60		34
18.54	1.22	2,867	0.93		2.49		1.06		2.36		34

19.04	4.21	184,246	0.68		4.41	(e)	0.82		4.27	(e)	15
19.06	4.00	2,159	0.93		4.16	(e)	1.07		4.02	(e)	15

19.20	12.07	117,813	0.68		5.54		0.89		5.33		40
19.21	11.79	1,931	0.93		5.26		1.14		5.05		40

18.10	6.15	81,484	0.68		5.72		0.92		5.48		39
18.11	5.89	1,043	0.93		5.47		1.17		5.23		39

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations					Distributions to shareholders
Year—Share Class	Net asset value, beginning of period	Net investment income(b)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income	From net realized gains	Total distributions
NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2005—Institutional	$19.59	$0.36		$(0.13)		$0.23	$(0.35)	$(0.04)	$(0.39)
2005—Service	19.58	0.36		(0.15)		0.21	(0.33)	(0.04)	(0.37)
For the Years Ended October 31,
2004—Institutional	19.74	0.71		0.17		0.88	(0.72)	(0.31)	(1.03)
2004—Service	19.74	0.67		0.15		0.82	(0.67)	(0.31)	(0.98)
2003—Institutional	19.68	0.73		0.22		0.95	(0.73)	(0.16)	(0.89)
2003—Service	19.68	0.70		0.20		0.90	(0.68)	(0.16)	(0.84)
2002—Institutional	19.69	0.76	(d)	0.24	(d)	1.00	(0.76)	(0.25)	(1.01)
2002—Service	19.69	0.71	(d)	0.24	(d)	0.95	(0.71)	(0.25)	(0.96)
For the Period Ended October 31,
2001—Institutional	18.73	0.81		0.96		1.77	(0.81)	—	(0.81)
2001—Service (commenced December 26, 2000)	19.08	0.66		0.61		1.27	(0.66)	—	(0.66)
For the Year Ended October 31,
2000—Institutional	18.24	0.78		0.51		1.29	(0.79)	(0.01)	(0.80)
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2005—Institutional	$19.83	$0.37		$(0.25)		$0.12	$(0.37)	$(0.02)	$(0.39)
2005—Service	19.84	0.34		(0.23)		0.11	(0.35)	(0.02)	(0.37)
For the Years Ended October 31,
2004—Institutional	19.73	0.72		0.14		0.86	(0.72)	(0.04)	(0.76)
2004—Service	19.75	0.67		0.13		0.80	(0.67)	(0.04)	(0.71)
2003—Institutional	19.68	0.72		0.15		0.87	(0.72)	(0.10)	(0.82)
2003—Service	19.69	0.67		0.16		0.83	(0.67)	(0.10)	(0.77)
2002—Institutional	19.45	0.75	(d)	0.26	(d)	1.01	(0.75)	(0.03)	(0.78)
2002—Service	19.45	0.69	(d)	0.28	(d)	0.97	(0.70)	(0.03)	(0.73)
For the Period Ended October 31,
2001—Institutional	18.53	0.80		0.92		1.72	(0.80)	—	(0.80)
2001—Service (commenced December 26, 2000)	18.87	0.65		0.58		1.23	(0.65)	—	(0.65)
For the Year Ended October 31,
2000—Institutional	18.07	0.78		0.46		1.24	(0.78)	—	(0.78)
(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that the shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.
(b)	Calculated based on average shares outstanding methodology.
(c)	Annualized.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for the year ended October 31, 2002 was an impact of less than $0.01 to net investment income, net realized and unrealized gains and losses, and an increase to the ratio of net investment income to average net assets with and without expense reductions by 0.02%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

72	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$19.43	1.22%	$165,126	0.70	%(c)	3.73	%(c)	0.85	%(c)	3.58	%(c)	27%
19.42	1.10	1	0.95	(c)	3.46	(c)	1.10	(c)	3.31	(c)	27

19.59	4.56	169,217	0.70		3.67		0.84		3.53		33
19.58	4.25	2	0.95		3.47		1.09		3.33		33
19.74	4.88	175,427	0.70		3.69		0.82		3.57		57
19.74	4.64	5	0.95		3.52		1.07		3.40		57
19.68	5.30	174,059	0.70		3.93	(d)	0.77		3.86	(d)	42
19.68	5.05	23	0.95		3.70	(d)	1.02		3.63	(d)	42

19.69	9.62	180,437	0.70		4.25		0.81		4.14		55
19.69	6.78	19	0.95	(c)	3.26	(c)	1.06	(c)	3.15	(c)	55

18.73	7.17	40,753	0.70		4.23		0.94		3.99		56

$19.56	0.63%	$179,118	0.65	%(c)	3.78	%(c)	0.85	%(c)	3.58	%(c)	9%
19.58	0.55	844	0.90	(c)	3.53	(c)	1.10	(c)	3.33	(c)	9

19.83	4.44	179,089	0.65		3.65		0.83		3.47		13
19.84	4.13	1,066	0.90		3.39		1.08		3.21		13
19.73	4.50	183,240	0.65		3.64		0.81		3.48		16
19.75	4.29	1,252	0.90		3.39		1.06		3.23		16
19.68	5.31	164,365	0.65		3.88	(d)	0.78		3.75	(d)	20
19.69	5.10	893	0.90		3.58	(d)	1.03		3.45	(d)	20

19.45	9.43	141,608	0.65		4.20		0.82		4.03		21
19.45	6.60	184	0.90	(c)	3.27	(c)	1.07	(c)	3.10	(c)	21

18.53	7.05	38,448	0.65		4.29		0.95		4.09		29

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations					Distributions to shareholders
Year—Share Class	Net asset value, beginning of period	Net investment income(b)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income	From net realized gains	Total distributions
KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2005—Institutional	$19.33	$0.34		$(0.19)		$0.15	$(0.34)	$(0.02)	$(0.36)
2005—Service	19.33	0.32		(0.19)		0.13	(0.32)	(0.02)	(0.34)
For the Years Ended October 31,
2004—Institutional	19.19	0.68		0.17		0.85	(0.68)	(0.03)	(0.71)
2004—Service	19.19	0.63		0.17		0.80	(0.63)	(0.03)	(0.66)
2003—Institutional	19.03	0.67		0.18		0.85	(0.66)	(0.03)	(0.69)
2003—Service	19.03	0.62		0.18		0.80	(0.61)	(0.03)	(0.64)
2002—Institutional	18.75	0.67	(d)	0.28	(d)	0.95	(0.67)	— (e)	(0.67)
2002—Service	18.75	0.62	(d)	0.29	(d)	0.91	(0.63)	— (e)	(0.63)
For the Period Ended October 31,
2001—Institutional (commenced December 26, 2000)	18.00	0.62		0.75		1.37	(0.62)	—	(0.62)
2001—Service (commenced December 26, 2000)	18.00	0.58		0.75		1.33	(0.58)	—	(0.58)
(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales charges. Total return would be reduced if sales or redemption charges were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that the shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.
(b)	Calculated based on average shares outstanding methodology.
(c)	Annualized.
(d)	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing/accreting premiums and discounts on debt securities. The effect of this change for year ended October 31, 2002 was an impact of less than $0.01 to net investment income, net realized and unrealized gains and losses, and an increase to the ratio of net investment income to average net assets with and without expense reductions by 0.02%. Per share ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(e)	Amount is less than $0.005 per share.

74	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

							Ratios assuming no expense reductions
Net asset value, end of period	Total return(a)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$19.12	0.80%	$66,415	0.65	%(c)	3.63	%(c)	0.97	%(c)	3.31	%(c)	9%
19.12	0.68	2,364	0.90	(c)	3.38	(c)	1.22	(c)	3.06	(c)	9

19.33	4.54	68,940	0.65		3.56		0.93		3.28		8
19.33	4.27	2,189	0.90		3.31		1.18		3.03		8

19.19	4.52	69,150	0.65		3.47		0.90		3.22		10
19.19	4.26	2,176	0.90		3.21		1.15		3.96		10

19.03	5.23	63,079	0.65		3.61	(d)	0.90		3.36	(d)	8
19.03	4.97	2,121	0.90		3.35	(d)	1.15		3.10	(d)	8

18.75	7.72	44,432	0.65	(c)	4.01	(c)	1.11	(c)	3.55	(c)	10
18.75	7.50	1,487	0.90	(c)	3.22	(c)	1.36	(c)	2.76	(c)	10

Fund Expenses (Unaudited) – Six Month Period Ended April 30, 2005

As a shareholder of Institutional or Service Shares of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Service Shares), and redemption fees (with respect to Institutional and Service Shares of the International Equity Fund); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Service Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Institutional and Service Shares of the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 through April 30, 2005.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees in Institutional and Service Shares of the International Equity Fund. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Share Class	Beginning Account Value 11/1/04	Ending Account Value 4/30/05		Expenses Paid for the 6 months ended 4/30/05*	Beginning Account Value 11/1/04	Ending Account Value 4/30/05		Expenses Paid for the 6 months ended 4/30/05*	Beginning Account Value 11/1/04	Ending Account Value 4/30/05		Expenses Paid for the 6 months ended 4/30/05*	Beginning Account Value 11/1/04	Ending Account Value 4/30/05		Expenses Paid for the 6 months ended 4/30/05*
	Core Equity Fund				Growth Fund				Value Fund				MidCap Growth Fund
Institutional
Actual	$1,000.00	$1,028.50		$5.36	$1,000.00	$1,018.90		$5.65	$1,000.00	$1,055.10		$5.92	$1,000.00	$1,023.50		$6.37
Hypothetical 5% return	1,000.00	1,019.51	+	5.33	1,000.00	1,019.19	+	5.65	1,000.00	1,019.04	+	5.81	1,000.00	1,018.50	+	6.36
Service
Actual	1,000.00	1,027.30		6.62	1,000.00	1,017.60		6.90	1,000.00	1,053.70		7.18	1,000.00	1,021.90		7.62
Hypothetical 5% return	1,000.00	1,018.27	+	6.59	1,000.00	1,017.95	+	6.90	1,000.00	1,017.80	+	7.05	1,000.00	1,017.26	+	7.60
	International Equity Fund				Asset Allocation Fund				Bond Fund				Short-Term Government Fund
Institutional
Actual	$1,000.00	$1,083.80		$7.58	$1,000.00	$1,038.10		$1.77	1,000.00	1,015.10		4.08	1,000.00	1,002.40		3.37
Hypothetical 5% return	1,000.00	1.017.52	+	7.34	1,000.00	1,023.06	+	1.76	1,000.00	1,020.74	+	4.10	1,000.00	1,021.43	+	3.40
Service
Actual	1,000.00	1,082.10		8.90	1,000.00	1,036.30		3.03	1,000.00	1,013.90		5.34	1,000.00	1,001.20		4.62
Hypothetical 5% return	1,000.00	1,016.24	+	8.62	1,000.00	1,021.82	+	3.01	1,000.00	1,019.49	+	5.36	1,000.00	1,020.17	+	4.67
	National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Institutional
Actual	1,000.00	1,012.20		3.49	1,000.00	1,006.30		3.23	1,000.00	1,008.00		3.24
Hypothetical 5% return	1,000.00	1,021.32	+	3.51	1,000.00	1,021.57	+	3.26	1,000.00	1,021.57	+	3.26
Service
Actual	1,000.00	1,011.00		4.74	1,000.00	1,005.50		4.47	1,000.00	1,006.80		4.47
Hypothetical 5% return	1,000.00	1,020.08	+	4.76	1,000.00	1,020.33	+	4.51	1,000.00	1,020.33	+	4.50
*	Expenses for each share class are calculated using the Fund’s expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 04/30/05. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized expense ratios for the period were as follows:

Fund	Institutional	Service	Fund	Institutional	Service
Core Equity	1.07%	1.32%	Bond	0.82%	1.07%
Growth	1.13	1.38	Short-Term Government	0.68	0.93
Value	1.16	1.41	National Tax-Free Intermediate Bond	0.70	0.95
MidCap Growth	1.27	1.52	Missouri Tax-Free Intermediate Bond	0.65	0.90
International Equity	1.47	1.72	Kansas Tax-Free Intermediate Bond	0.65	0.90
Asset Allocation	0.35	0.60
+	Hypothetical expenses are based on the Fund’s actual annualized expense ratios and an assumed rate of return of 5% per year before expenses.

INVESTMENT ADVISER	DISTRIBUTOR
Commerce Investment Advisors, Inc.	Goldman, Sachs & Co.
32 Old Slip
New York, New York 10005

INVESTMENT SUB-ADVISER, INTERNATIONAL EQUITY FUND	ADMINISTRATOR
Bank of Ireland Asset Management (U.S.) Ltd.	Goldman Sachs Asset Management
75 Holly Hill Lane	32 Old Slip
Greenwich, Connecticut 06830	New York, New York 10005

CUSTODIAN
State Street Bank & Trust Company	INDEPENDENT AUDITORS
225 Franklin Street	KPMG LLP
Boston, Massachusetts 02110	99 High Street
Boston, Massachusetts 02110

TRANSFER AGENT
Boston Financial Data Services, Inc.	LEGAL COUNSEL
330 W. 9th	Drinker Biddle & Reath LLP
3rd Floor	One Logan Square
Kansas City, Missouri 64105	18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

This Semi-Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, N.A., which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. The Investment Advisor believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

The Commerce Funds

Trustees

J. Eric Helsing, Chairman

David L. Bodde

Martin E. Galt III

Charles W. Peffer

Warren W. Weaver

Officers

Warren W. Weaver, President

Larry Franklin, Chief Executive Officer

William Schuetter, Vice President

Joseph Reece, Vice President

Peter W. Fortner, Treasurer

Philip V. Giuca Jr., Assistant Treasurer

Diana E. McCarthy, Secretary

Howard B. Surloff, Assistant Secretary

922 Walnut

Fourth Floor

Kansas City, Missouri 64106

www.commercefunds.com

1-800-995-6365

CB 5026

6/05

ITEM 2.	CODE OF ETHICS.

Not applicable for the reporting period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for the reporting period.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for the reporting period.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed herewith.

(b)(1)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Larry E. Franklin
Larry E. Franklin
Chief Executive Officer
July 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Larry E. Franklin
Larry E. Franklin
Chief Executive Officer of
The Commerce Funds
July 7, 2005

/s/ Peter W. Fortner
Peter W. Fortner
Treasurer of
The Commerce Funds
July 7, 2005